UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2013

Semi-Annual Reports of Investment Options Offered by
Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

August 2013

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the semi-annual fund reports for the investment options offered by your contract. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investment options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of June 30, 2013. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for over 65 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to its Mission to offer plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America's products, they do reflect the Company's ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2013

Semi-Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the six months ended June 30, 2013

Six Month Retrospective

The S&P 500® advanced about 14% on a total return basis for the first six months of this year. Most other U.S. indexes did even better, with NASDAQ, Russell Small Caps and Russell Mid-Caps up between 15% and nearly 17%. Most developed market equity indexes did not fare as well. European equity markets produced returns ranging from a 10% advance for Switzerland to a 9% decline for Italy, with most others in the +3% to -3% range. Most developed equity markets in Asia registered modestly negative returns, with the exception of Japan, which advanced 22%.*

Perhaps the most important factor behind the strong equity performance so far this year, at least among developed markets, is the continued aggressive quantitative easing of central banks, especially by the Fed, but also by the Bank of England, the European Central Bank, and most recently, the Bank of Japan. Little of the massive liquidity provided over the last few years has found its way into the real economy because of reluctance by banks to lend and corporate restraint in borrowing. Instead, liquidity has flowed into securities purchases, driving up asset prices. This has created a positive "wealth effect" that is hoped to stimulate more robust consumer spending, and in turn is expected to prompt corporations to expand capacity and production. So far, the only real effect in the U.S. economy has been the beginnings of a recovery in housing and robust auto sales.

The other support for equities is the stabilization of a number of concerns that had troubled markets over the past several years. The European Sovereign Debt Crisis, while by no means resolved, has become less of a concern as the European Central Bank has essentially provided a guarantee that it will do "all that is necessary" to preserve the European Monetary Union and the Euro. China's economic slowdown has occurred, and although there may be some more downside, markets seem to have concluded that growth in China will average 6% to 8% going forward and would remain an important mainstay to the health of the global economy. As will be noted later, however, China is creating new worries among investors.

U.S. Economic Data Remains Weak

Other vexing issues here in the U.S. are the large annual deficits and growing national debt. A Congressional compromise late last year produced a package of tax increases and spending cuts that, while creating a drag on growth, have not resulted in recession as some feared. Moreover, growth has been strong enough to generate higher tax revenue than anticipated. As a result, the projected deficit for the current fiscal year ending in September was revised down to about $650 billion rather than nearly one trillion dollars. As a percent of GDP, that is a reduction from 10% to 4%, and possibly going to 3% in 2014. The potential political crisis of a new debt ceiling debate has, for now, been pushed off in time.

The good news regarding the deficit/debt issue underscores the fact that economic data in the current year has been more consistently firm than in the previous three years. In each of those years, economic indicators weakened late in the second quarter and prompted serious stock market corrections. This year, the data has supported the notion that growth is more sustainable. As already noted, housing and autos have been the primary drivers of modest consumer spending, a key prop to GDP growth. More importantly, job growth has been steadily picking up over the past year-and-a-half from less than 100,000 new jobs per month to an average of 200,000 over the past six months. At the end of June, the unemployment rate stood at 7.6%, down from 10% at its peak in October 2009. While this progress is hopeful, the drop has been painfully slow. Moreover, if improving economic prospects draw more people from those long-term unemployed not currently included in the unemployment rate into the ranks of those "actively seeking employment," the unemployment rate could even rise.

Recent revelations that the Federal Reserve is considering reducing its quantitative easing programs roiled markets in the late spring. The S&P 500 corrected 5% and, much more dramatically, the U.S. 10-year treasury yield rose over 100 basis points during a four-week period. Such a rapid and large rise in interest rates (decline in bond prices), is almost unprecedented, and caused reverberations in all markets throughout the world. Such a reaction is a clear indication of how dependent investors perceive markets have been on quantitative easing. The uncertainty of how the wind-down might be executed, how dramatic and rapid it might be, and what its consequences might be has reintroduced the sense of risk that had diminished regarding the concerns prevailing since the panic of 2008.

Members of the Fed have clamored to quell investor concerns over the past six weeks since the initial comments by Fed chairman Ben Bernanke during Congressional testimony on May 22, in which he formally stated that the issue of a change in the quantitative easing program was actively under consideration. They seem to have been successful, as stock markets have recovered to new highs and bond yields have begun to recede. The message seems finally to have been understood by the markets: Any change in quantitative easing will be dependent on forthcoming economic data, especially with regard to the health of the jobs market.

Obviously, this is a complicated message to communicate. But it seems that the Fed was trying to introduce the idea ahead of the reality in order to allow the markets time to clearly understand, digest and discount any change in QE. It was also attempting to introduce a degree of uncertainty to shake out some speculative excesses that were developing in some markets.

China and European Data Also Fails to Meet Expectations

While the unwinding of QE is the biggest worry going forward, the prospects for global economic growth is a growing concern. As noted, China's slowdown seems to have bottomed, but there remain signs that it may recede further. The potential for crisis will not only affect China, but the global economy as a whole. After all, China is the third largest economy in the world if Europe is treated as a single economic entity.

Europe has its own problems with growth, and is currently in a recession. The only major European country generating positive economic growth is Germany, and just barely. There are signs that growth is bottoming, but the data remain mixed. Europe's problem is two-fold. First, much of its economy is dependent upon cross-border business within the continent. The severe recessions in most of the peripheral nations has dragged down the economies of healthier economies such as France and Germany. The other problem, because of its trade with China, is that China's slowdown has contributed significantly to the European recession.

Outlook For Global Growth

The only remaining global economies with the capacity to sustain global growth are the U.S. and Japan. While the annual growth rate of the U.S. remains sluggish at around 2%, its economy represents over 20% of the global economy. And, if the Fed's forecasts are correct, the U.S. economy should accelerate to 3% within the next year. Japan's economy has been moribund for over twenty years, but recently growth has begun to accelerate, with some economists projecting 4% GDP growth for the second quarter on an annualized basis. Japan is the fourth largest economy in the world representing nearly 9% of world GDP, so accelerating growth there will be a positive contributor to global growth.

Japan, however, also presents a wild card. Shinzo Abe, the recently elected prime minister of Japan, has launched an aggressive economic program designed to reignite growth and increase inflation. The "three arrows" of his program include a massively aggressive quantitative easing program, a monthly injection of liquidity equivalent to almost twice the amount of the U.S. Federal Reserve's program on a GDP adjusted basis.

Finally, the issue of raising the debt ceiling in the U.S. will once again become a political issue this fall. As in the past, this debt ceiling debate may spark an attempt to deal more aggressively with deficit and debt reduction, with Republicans seeking more spending cuts and Democrats demanding new taxes. Given the recent improvement in the deficit, there is a chance Congress will not be as desperate to take on the issue now despite the fact that forecasts beyond 2014 call for a renewed rise in deficits.

Outlook

Despite new uncertainties on top of lingering old uncertainties, it is likely that policymakers will continue to muddle through, finding short term fixes that delay the day of reckoning, or as has been the case, provide time for the issues to begin to resolve themselves. Time has permitted the U.S. banking system to recapitalize. Time has permitted the housing market to clear and then begin a slow recovery. Time has provided enough economic growth to require businesses to start hiring again at an accelerating rate. Time has allowed at least stop-gap measures to contain the European sovereign debt crisis.

Over the past four plus years, since the S&P 500 bottomed out in March 2009, the index, as well as many other global stock markets, have climbed the proverbial "wall of worry." During that period, the S&P 500 has advanced nearly 150% to all-time highs, despite all of the various "end-of-world" crises along the way. Our best guess is that we will see more of the same in the foreseeable future, although not without periods of fear and market corrections.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company funds is reflected below:

Total Returns — Six Months Ended June 30, 2013

Equity Index Fund	+13.64%
All America Fund	+13.06%
Small Cap Value Fund	+ 11.13%
Small Cap Growth Fund	+16.80%
Mid Cap Value Fund	+12.50%
Mid-Cap Equity Index Fund	+14.51%
International Fund	+ 2.79%
Composite Fund	+ 5.60%
Retirement Income Fund	+ 2.21%
2010 Retirement Fund	+ 4.08%
2015 Retirement Fund	+ 5.20%
2020 Retirement Fund	+ 6.39%
2025 Retirement Fund	+ 7.95%
2030 Retirement Fund	+ 9.08%
2035 Retirement Fund	+ 9.99%
2040 Retirement Fund	+10.44%
2045 Retirement Fund	+10.53%
2050 Retirement Fund	+10.70%
Conservative Allocation Fund	+ 2.08%
Moderate Allocation Fund	+ 5.99%
Aggressive Allocation Fund	+ 9.86%
Money Market Fund	- 0.07%
Mid-Term Bond Fund	- 1.46%
Bond Fund	- 2.04%

All fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2013 compared with its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report Contains forward looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an overall strong first half of 2013, returning 13.8% including dividends. The S&P 500 reached its high of 1669 on May 21, 2013. The market drifted lower into the end of the first half of the year, declining about 4% from the highs. Concerns over tapering of Quantitative Easing, a slowdown in China, continued economic weakness in Europe, and a potential slowdown in corporate earnings weighed on the market. Despite these concerns the overall returns for equities in the first half of 2013 were very strong. Health Care, Consumer Discretionary and Financials were the best performing sectors for the first half of the year, returning 19.1%, 18.9% and 18.5%, respectively. No sectors had a negative return but Materials and Information Technology were the worst performing, with returns of 1.7 % and 5.5 % respectively.

The Equity Index Fund's performance for the six months ending June 30, 2013, was 13.64%, in line with the benchmark return of 13.82%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ending June 30, 2013, the S&P 500 of large capitalization stocks increased by 15.73% on a total return basis, while the Russell 2000® Growth Index was up 17.44% and the Russell 2000® Value Index was up 14.39%.

The All America Fund's return for the six months ending June 30, 2013, was 13.06% versus the benchmark return of 13.82%. Most of the underperformance of the Fund was the result of the underperformance of the Large Cap component of the Fund. The Equity Index only modestly underperformed, while the Small Cap Value and Small Cap Value components each outperformed the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ending June 30, 2013, the Small Cap Value Fund returned 11.13% versus a 14.39% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Retail and Consumer Cyclical while the worst sectors were Basic Materials and REITs.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Healthcare and REITs, while sectors detracting from Fund performance included Energy and Technology.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 16.80% during the six months ending June 30, 2013. The Fund's benchmark, the Russell 2000® Growth Index, returned 17.44% for the period.

The six months ending June 30, 2013 showed attractive absolute returns for investors in the small capitalization marketplace. Some of the reason for small cap area's strong performance is that most of the companies have a more domestic focus. The Russell 2000 Growth Index was one of the top performing indices for the first half of the year. The only two sectors that did not have double-digit performance year-to-date were Materials and Energy.

The Fund showed very strong results in the Healthcare and Consumer Discretionary sectors. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top-line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ending June 30, 2013, the Mid Cap Value Fund returned 12.50% versus a 16.10% return for the Russell Midcap Value Index. Within the benchmark, the best performing sectors were Retail and Healthcare while the worst sectors were Basic Materials and REITs

Adverse stock selection was the primary driver of performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included REITs and Retail while sectors detracting from Fund performance included Technology and Basic Materials.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for the first half of 2013. The outperformance is a continuation of strong Mid Cap performance during the second half of 2012. Within the S&P MidCap 400, the Consumer Staples and Healthcare sectors were extremely strong, up 27.9% and 25.1% respectively. Consumer Discretionary, Utilities and Industrials also outperformed and were up 17.3%, 17.3% and 15.4%, respectively. As was the case with the S&P 500, Materials was the worst performing sector with a return of 3.8%.

The Mid-Cap Equity Index Fund's performance for the six months ending June 30, 2013, was 14.51%, in line with the 14.59% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index.

For the six months ending June 30, 2013, the International Fund returned 2.79%, underperforming the 4.10% return of the benchmark. During the 2nd quarter the fund added exposure to International Small Cap and Emerging markets which both underperformed the Index. The fund's benchmark closes earlier in the day than the actual market for the fund's investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index (S&P 500).

For the six months ending June 30, 2013, the equity portion of the Fund had a total return of 11.53% (before expenses), underperforming the S&P 500 Index by 229 basis points. The primary reason for the underperformance of this portion of the Fund was poor stock selection, particularly in the Information Technology sector.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

For the six months ending June 30, 2013, the fixed income portion of the Fund had a total return of -1.84% (before expenses), compared to the Barclays Capital Aggregate Bond Index, which returned -2.44% for the period. The fixed income portion of the Fund focused on income and capital preservation.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, long-term rates rose from three to three and a half percent even though the government made massive purchases of longer-dated issues.

The corporate bond market performed well due to the continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Fund's primary strategy is to maintain a diversified portfolio of higher-yielding corporate bonds. The corporate bond holdings have relatively short maturities and each represents only a small percentage of the entire portfolio. The focus on income, rather than market volatility, will enable the Fund to provide favorable compounded rates of return over meaningful time periods.

For the six months ending June 30, 2013, the Composite Fund returned 5.60% compared to the weighted benchmark return of 7.18%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500. The equity portion of the Fund contributed to its underperformance.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 40% in the Mid-Term Bond Funds and 5% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (70% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (25% weighting). For the six months ending June 30, 2013, the Fund returned 2.21% versus a 1.64% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the performance of the Mid-Cap Equity Index as compared to the S&P 500 Index.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 61% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 31% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 39% of net assets in equity funds (25% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund and 3% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (56% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (39% weighting). For the six months ending June 30, 2013, the Fund returned 4.08% versus an 3.90% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund relative to the S&P 500 Index.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 49% of net assets in equity funds (approximately 28% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 6% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 51% of net assets in fixed-income funds (25% in the Bond Fund and 26% in the Mid-Term Bond Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (49% weighting) and the Barclays Capital Aggregate Bond Index (51% weighting). For the six months ending June 30, 2013, the Fund returned 5.20% versus a 5.39% return in the weighted benchmark. The small under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 59% of net assets in equity funds (approximately 33% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 3% each in the Small Cap

Growth and Small Cap Value Funds) and approximately 41% of net assets in fixed-income funds (25% in the Bond Fund and 16% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (59% weighting) and the Barclays Capital Aggregate Bond Index (41% weighting). For the six months ending June 30, 2013, the Fund returned 6.39% versus a 7.02% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 69% of net assets in equity funds (approximately 37% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 31% of net assets in fixed-income funds (23% in the Bond Fund and 8% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (69% weighting) and the Barclays Capital Aggregate Bond Index (31% weighting). For the six months ending June 30, 2013, the Fund returned 7.95% versus a 8.66% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 77% of net assets in equity funds (approximately 40% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 23% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (77% weighting) and the Barclays Capital Aggregate Bond Index (23% weighting). For the six months ending June 30, 2013, the Fund returned 9.08% versus a 9.98% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 84% of net assets in equity funds (approximately 40% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 16% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (84% weighting) and the Barclays Capital Aggregate Bond Index (16% weighting). For the six months ending June 30, 2013, the Fund returned 9.99% versus a 11.15% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 88% of net assets in equity funds (approximately 35% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Barclays Capital Aggregate Bond Index (12% weighting). For the six months ending June 30, 2013, the Fund returned 10.44% versus a 11.81% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 16% in the International Fund and 9% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the six months ending June 30, 2013, the Fund returned 10.53% versus a 12.15% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

2050 RETIREMENT FUND

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 92% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 17% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 8% of net assets in the Bond Fund.

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (92% weighting) and the Barclays Capital Aggregate Bond Index (8% weighting). For the six months ending June 30, 2013, the Fund returned 10.70% versus a 12.48% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund relative to the S&P 500 Index.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the six months ending June 30, 2013, the Conservative Allocation Fund returned 2.08% versus a 1.52% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the six months ending June 30, 2013, the Moderate Allocation Fund returned 5.99% versus a 5.55% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund relative to the S&P 500 Index.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the six months ending June 30, 2013, the Aggressive Allocation Fund returned 9.86% versus a 9.65% return for the weighted benchmark. The small outperformance of the Fund is mainly attributable to the outperformance of the Small Cap Growth Fund and the Mid-Cap Equity Index Fund relative to the S&P 500 Index, and the Bond Fund relative to the Barclays Capital Aggregate Bond Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.09% before expenses and -0.07% after expenses for the six months ending June 30, 2013, compared to a .03% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve maintained a near-zero interest rate policy during the first half of 2013. This caused money market returns to be extremely low by historical standards. In addition, the supply of eligible investments continued to decrease. The Fund's strategy continued to focus on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 13, 2013, was -0.17%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund emphasized corporate issues during 2013 in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. In addition, the Fund's corporate securities will remain highly diversified in order to shield the portfolio from any credit risk that might arise should the domestic economy weaken.

The portfolio duration was extended during first half of 2013 ended just slightly longer than the Barclays Capital Intermediate Government/Credit Bond Index. This will aid performance as long as the Federal Reserve maintains its low income policies.

For the six months ending June 30, 2013, the Mid-Term Bond Fund returned -1.18% before expenses and -1.46% after expenses, versus a -1.45% return for the Barclays Capital Intermediate Government/Credit Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its pre-expense outperformance.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, long-term rates rose from three to three and a half percent even though the government made massive purchases of longer-dated issues.

The corporate bond market performed well due to the continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ending June 30, 2013, was -2.04%. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -2.44% for the period. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its performance.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period ending June 30, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,137.18	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	$0.95

*  Expenses are equal to the Fund's annual expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,131.38	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.66

*  Expenses are equal to the Fund's annual expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,111.92	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.36

*  Expenses are equal to the Fund's annual expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,168.98	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.36

*  Expenses are equal to the Fund's annual expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,125.73	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.31

*  Expenses are equal to the Fund's annual expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,145.96	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	$0.95

*  Expenses are equal to the Fund's annual expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,028.08	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$1.71

*  Expenses are equal to the Fund's annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,056.30	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.61

*  Expenses are equal to the Fund's annual expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,022.24	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.31

*  Expenses are equal to the Fund's annual expense ratio of 0.46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,041.04	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.06

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,052.28	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.11

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,064.24	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.01

*  Expenses are equal to the Fund's annual expense ratio of 0.40% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,079.96	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$1.96

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,091.34	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$1.86

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,100.48	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$1.86

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,105.00	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$1.91

*  Expenses are equal to the Fund's annual expense ratio of 0.38% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,105.90	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$1.96

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,107.61	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$1.96

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,020.92	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$1.86

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,060.25	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$1.71

*  Expenses are equal to the Fund's annual expense ratio of 0.34% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$1,099.17	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$1.66

*  Expenses are equal to the Fund's annual expense ratio of 0.33% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$999.30	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$1.40

*  Expenses are equal to the Fund's annual expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$985.33	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.56

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 to June 30, 2013
Actual	$1,000.00	$979.49	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (11.8%)
Amazon.com, Inc.*	31,988	$8,882,748
Comcast Corp. Cl A	226,644	9,491,851
Disney (Walt) Co.	156,329	9,872,176
Home Depot, Inc.	128,877	9,984,101
McDonald's Corp.	87,440	8,656,560
Other Securities	2,282,870	106,260,718
		153,148,154
CONSUMER STAPLES (10.1%)
Altria Group, Inc.	173,687	6,077,308
Coca-Cola Co.	331,561	13,298,912
CVS Caremark Corp.	106,117	6,067,770
PepsiCo, Inc.	134,154	10,972,456
Philip Morris Int'l., Inc.	142,004	12,300,386
Proctor & Gamble Co.	236,641	18,218,991
Wal-Mart Stores, Inc.	142,902	10,644,770
Other Securities	1,091,940	52,713,168
		130,293,761
ENERGY (10.3%)
Chevron Corp.	169,851	20,100,167
ConocoPhillips	107,916	6,528,918
Exxon Mobil Corp.	388,623	35,112,089
Occidental Petroleum Corp.	70,657	6,304,724
Schlumberger Ltd.	116,766	8,367,452
Other Securities	1,147,213	56,146,723
		132,560,073
FINANCIALS (16.2%)
American Express Co.	83,897	6,272,140
American Int'l. Group, Inc.*	130,849	5,848,950
Bank of America Corp.	971,652	12,495,445
Berkshire Hathaway, Inc. Cl B*	158,921	17,786,438
Citigroup, Inc.	277,205	13,297,524
Goldman Sachs Group, Inc.	38,226	5,781,683
JPMorgan Chase & Co.	334,376	17,651,709
U.S. Bancorp	160,471	5,801,027
Wells Fargo & Co.	425,928	17,578,049
Other Securities	2,560,214	107,205,463
		209,718,428
HEALTH CARE (12.2%)
AbbVie, Inc.	138,056	5,707,235
Amgen, Inc.	65,020	6,414,873
Bristol-Myers Squibb Co.	141,229	6,311,524
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.*	134,303	$6,877,657
Johnson & Johnson	245,353	21,066,009
Merck & Co., Inc.	261,047	12,125,633
Pfizer, Inc.	581,280	16,281,653
UnitedHealth Group, Inc.	88,398	5,788,301
Other Securities	1,283,743	77,892,845
		158,465,730
INDUSTRIALS (9.9%)
3M Co.	55,343	6,051,757
Boeing Co.	60,938	6,242,489
General Electric Co.	898,699	20,840,830
Union Pacific Corp.	41,095	6,340,137
United Technologies Corp.	74,383	6,913,156
Other Securities	1,351,934	81,381,334
		127,769,703
INFORMATION TECHNOLOGY (17.4%)
Apple, Inc.	83,556	33,094,860
Cisco Systems, Inc.	471,241	11,455,869
Google, Inc. Cl A*	23,698	20,863,008
Int'l. Business Machines Corp.	91,998	17,581,738
Intel Corp.	435,982	10,559,484
Microsoft Corp.	664,674	22,951,193
Oracle Corp.	352,414	10,826,158
QUALCOMM, Inc.	152,530	9,316,532
Visa, Inc. Cl A	44,061	8,052,148
Other Securities	2,514,651	80,878,833
		225,579,823
MATERIALS (3.2%)
Other Securities	850,174	41,361,783
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	470,903	16,669,966
Verizon Communications, Inc.	247,622	12,465,291
Other Securities	488,094	6,373,885
		35,509,142
UTILITIES (3.2%)
Other Securities	995,593	41,342,262
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $879,576,030) 97.1%		$1,255,748,859

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	0.02 - 0.05%	07/11/13 - 08/22/13	$18,500,000	$18,499,282
U.S. GOVERNMENT AGENCIES (0.1%)
Tennessee Valley Authority	A-1+	0.06	08/01/13	1,000,000	999,945
COMMERCIAL PAPER (1.3%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	500,000	499,978
Emerson Electric Co.†	A-1	0.11	07/15/13	650,000	649,968
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	4,400,000	4,399,976
Toyota Motor Credit Corp.	A-1+	0.13 - 0.14	07/02/13 - 08/26/13	8,500,000	8,499,208
Unilever Capital Corp.†	A-1	0.09	08/12/13	2,200,000	2,199,758
					16,248,888
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,748,115) 2.8%					35,748,115
TEMPORARY CASH INVESTMENTS (2) (Cost: $35,300) 0.0% (3)					35,300
TOTAL INVESTMENTS (Cost: $915,359,445) 99.9%					1,291,532,274
OTHER NET ASSETS 0.1%					1,534,969
NET ASSETS 100.0%					$1,293,067,243

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	3,561	$988,854
Disney (Walt) Co.	17,364	1,096,537
Ford Motor Co.	38,360	593,429
Home Depot, Inc.	14,279	1,106,194
Starbucks Corp.	7,298	477,946
Target Corp.	6,250	430,375
Time Warner, Inc.	9,071	524,485
Other Securities	227,386	11,780,922
		16,998,742
CONSUMER STAPLES (5.2%)
Coca-Cola Co.	36,721	1,472,879
PepsiCo, Inc.	14,847	1,214,336
Philip Morris Int'l., Inc.	15,719	1,361,580
Proctor & Gamble Co.	26,149	2,013,212
Wal-Mart Stores, Inc.	15,799	1,176,868
Other Securities	151,714	7,174,834
		14,413,709
ENERGY (5.3%)
Chevron Corp.	18,832	2,228,579
Exxon Mobil Corp.	43,056	3,890,105
Halliburton Co.	9,131	380,945
Occidental Petroleum Corp.	7,822	697,957
Other Securities	142,897	7,490,464
		14,688,050
FINANCIALS (8.3%)
American Int'l. Group, Inc.*	14,529	649,446
Bank of America Corp.	107,936	1,388,057
Berkshire Hathaway, Inc. Cl B*	17,608	1,970,687
Capital One Financial Corp.	5,738	360,404
Citigroup, Inc.	30,800	1,477,476
Goldman Sachs Group, Inc.	4,254	643,418
JPMorgan Chase & Co.	37,095	1,958,245
MetLife, Inc.	10,599	485,010
Simon Property Group, Inc.	2,996	473,128
Wells Fargo & Co.	47,181	1,947,160
Other Securities	291,844	11,916,369
		23,269,400
HEALTH CARE (6.3%)
Celgene Corp.*	4,056	474,187
Gilead Sciences, Inc.*	14,924	764,258
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	27,184	$2,334,018
Merck & Co., Inc.	28,953	1,344,867
Pfizer, Inc.	64,020	1,793,200
UnitedHealth Group, Inc.	9,788	640,918
Other Securities	176,205	10,191,904
		17,543,352
INDUSTRIALS (5.1%)
Boeing Co.	6,713	687,680
Caterpillar, Inc.	6,436	530,906
General Electric Co.	99,652	2,310,927
Precision Castparts Corp.	1,435	324,324
Union Pacific Corp.	4,554	702,591
Other Securities	156,396	9,603,878
		14,160,306
INFORMATION TECHNOLOGY (8.9%)
Apple, Inc.	9,283	3,676,806
Cisco Systems, Inc.	52,227	1,269,638
Google, Inc. Cl A*	2,633	2,318,014
Int'l. Business Machines Corp.	10,203	1,949,895
Intel Corp.	48,280	1,169,342
MasterCard, Inc. Cl A	1,015	583,118
Microsoft Corp.	73,771	2,547,311
Oracle Corp.	39,141	1,202,412
QUALCOMM, Inc.	16,900	1,032,252
Other Securities	282,628	9,274,416
		25,023,204
MATERIALS (1.6%)
Other Securities	94,351	4,590,296
TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	52,091	1,844,021
Verizon Communications, Inc.	27,481	1,383,394
Other Securities	53,984	705,464
		3,932,879
UTILITIES (1.6%)
Other Securities	110,400	4,584,959
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $106,297,335) 49.8%		$139,204,897
	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.04 - 0.05%	09/19/13	$3,500,000	$3,499,645
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $3,499,645) 1.3%					3,499,645
TOTAL INDEXED ASSETS (Cost: $109,796,980) 51.1%					$142,704,542

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	3,227	$896,106
Disney (Walt) Co.	14,864	938,662
Ford Motor Co.	35,973	556,502
Shutterfly, Inc.*	19,309	1,077,249
Starbucks Corp.	21,952	1,437,636
Target Corp.	10,216	703,474
Time Warner, Inc.	9,347	540,444
Other Securities	349,689	10,839,202
		16,989,275
CONSUMER STAPLES (3.5%)
Coca-Cola Co.	10,038	402,624
PepsiCo, Inc.	10,191	833,522
Philip Morris Int'l., Inc.	14,070	1,218,743
Proctor & Gamble Co.	16,058	1,236,305
Wal-Mart Stores, Inc.	18,262	1,360,336
Other Securities	141,615	4,593,824
		9,645,354
ENERGY (3.9%)
Chevron Corp.	6,559	776,192
Exxon Mobil Corp.	26,480	2,392,468
Occidental Petroleum Corp.	7,723	689,123
Other Securities	587,984	7,040,959
		10,898,742
FINANCIALS (9.2%)
American Int'l. Group, Inc.*	15,088	674,434
Bank of America Corp.	54,660	702,928
Berkshire Hathaway, Inc. Cl B*	6,135	686,629
Capital One Financial Corp.	14,706	923,684
Citigroup, Inc.	14,385	690,048
Goldman Sachs Group, Inc.	5,049	763,661
JPMorgan Chase & Co.	32,557	1,718,684
MetLife, Inc.	14,916	682,556
Simon Property Group, Inc.	5,305	837,766
Wells Fargo & Co.	40,190	1,658,641
Other Securities	698,066	16,222,705
		25,561,736
HEALTH CARE (6.0%)
Celgene Corp.*	6,880	804,341
Gilead Sciences, Inc.*	14,988	767,535
Merck & Co., Inc.	22,809	1,059,478
Pfizer, Inc.	53,440	1,496,854
UnitedHealth Group, Inc.	6,368	416,977
Other Securities	492,561	12,178,964
		16,724,149
	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (5.8%)
Boeing Co.	10,955	$1,122,230
Caterpillar, Inc.	8,013	660,992
General Electric Co.	64,434	1,494,224
Old Dominion Freight Line, Inc.*	26,938	1,121,160
Precision Castparts Corp.	4,366	986,760
Union Pacific Corp.	3,896	601,075
Other Securities	293,480	10,322,136
		16,308,577
INFORMATION TECHNOLOGY (8.4%)
Apple, Inc.	5,600	2,218,048
Cisco Systems, Inc.	29,543	718,190
Google, Inc. Cl A*	1,478	1,301,187
Int'l. Business Machines Corp.	5,590	1,068,305
MasterCard, Inc. Cl A	843	484,304
Microsoft Corp.	33,826	1,168,012
Oracle Corp.	21,289	653,998
QUALCOMM, Inc.	12,036	735,159
Other Securities	594,632	15,197,290
		23,544,493
MATERIALS (2.4%)
Other Securities	317,724	6,731,467
TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	33,466	1,184,696
Verizon Communications, Inc.	9,614	483,969
Other Securities	70,176	697,531
		2,366,196
UTILITIES (1.5%)
Other Securities	109,383	4,286,933
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $103,495,238) 47.7%		133,056,922
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	130,918
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		$130,918

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.03 - 0.05%	07/05/13 - 09/19/13	$1,800,000	$1,799,899
COMMERCIAL PAPER (0.1%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	350,000	349,985
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $2,149,884) 0.7%					2,149,884
TOTAL ACTIVE ASSETS (Cost: $105,700,722) 48.4%					135,337,724
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,564,300) 0.6%					1,564,300
TOTAL INVESTMENTS (Cost: $217,062,002) 100.1%					279,606,566
OTHER NET ASSETS -0.1%					(305,314)
NET ASSETS 100.0%					$279,301,252

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.7%)
Bassett Furniture Industries, Inc.	297,387	$4,618,420
Deckers Outdoor Corp.*	56,131	2,835,177
Pep Boys-Manny, Moe & Jack*	289,573	3,353,255
Rent-A-Center, Inc.	77,818	2,922,066
Ruby Tuesday, Inc.*	275,256	2,540,613
Shutterfly, Inc.*	91,715	5,116,780
Wolverine World Wide, Inc.	88,947	4,857,396
Other Securities	365,470	2,050,287
		28,293,994
CONSUMER STAPLES (3.3%)
Prestige Brands Hldgs., Inc.*	158,103	4,607,121
Other Securities	437,557	5,991,860
		10,598,981
ENERGY (4.9%)
Carrizo Oil and Gas, Inc.*	138,522	3,924,328
Energy XXI (Bermuda) Ltd.	221,617	4,915,465
PBF Energy, Inc.	159,958	4,142,912
Other Securities	3,422,811	2,886,731
		15,869,436
FINANCIALS (36.0%)
Cash America Int'l., Inc.	56,799	2,582,083
Chesapeake Lodging Trust	126,976	2,639,831
Colonial Properties Trust	148,050	3,570,966
Ellington Financial LLC	215,615	4,918,178
Equity Lifestyle Properties, Inc.	58,430	4,592,014
FelCor Lodging Trust, Inc.*	488,653	2,887,939
First Interstate BancSytem, Inc.	122,365	2,536,626
Forest City Enterprises, Inc. Cl A*	204,948	3,670,619
Glacier Bancorp, Inc.	151,671	3,365,579
Highwoods Properties, Inc.	91,465	3,257,069
Investors Bancorp, Inc.	138,959	2,929,256
Marlin Business Svcs. Corp.	136,427	3,107,807
MB Financial, Inc.	98,464	2,638,835
Meadowbrook Insurance Group, Inc.	402,724	3,233,874
ProAssurance Corp.	104,013	5,425,318
Prosperity Bancshares, Inc.	52,034	2,694,841
Select Income REIT	144,942	4,064,174
SVB Financial Group*	44,224	3,684,744
Symetra Financial Corp.	272,020	4,349,600
UMB Financial Corp.	46,599	2,594,166
Other Securities	2,523,458	48,153,485
		116,897,004
HEALTH CARE (3.3%)
Other Securities	1,160,994	10,834,122
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (11.2%)
Alaska Air Group, Inc.*	50,855	$2,644,460
American Railcar Inds., Inc	107,156	3,590,798
AZZ, Inc.	122,183	4,711,376
Encore Wire Corp.	130,852	4,462,053
Miller Industries, Inc.	203,800	3,134,444
Mueller Industries, Inc.	128,818	6,496,292
Old Dominion Freight Line, Inc.*	156,333	6,506,576
Other Securities	362,845	4,690,418
		36,236,417
INFORMATION TECHNOLOGY (11.6%)
Richardson Electronics Ltd.	407,417	4,783,076
Semtech Corp.*	77,197	2,704,211
Sourcefire, Inc.*	61,297	3,405,048
Other Securities	1,684,743	26,774,347
		37,666,682
MATERIALS (9.6%)
Boise, Inc.	651,351	5,562,538
Crown Hldgs., Inc.*	129,972	5,345,748
Kaiser Aluminum Corp.	83,872	5,195,032
Silgan Hldgs., Inc.	112,293	5,273,279
Other Securities	830,668	9,826,469
		31,203,066
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	113,857	1,982,250
UTILITIES (6.2%)
Avista Corp.	126,901	3,428,865
Black Hills Corp.	64,666	3,152,468
Idacorp, Inc.	65,681	3,136,925
PNM Resources, Inc.	155,026	3,440,027
UNS Energy Corp.	71,675	3,206,023
Other Securities	108,164	3,786,667
		20,150,975
TOTAL COMMON STOCKS (Cost: $248,105,114) 95.4%		309,732,927
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,001,899
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		$1,001,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.03 - 0.04%	07/05/13 - 08/22/13	$3,700,000	$3,699,896
U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	0.06	07/19/13	1,000,000	999,967
COMMERCIAL PAPER (4.3%)
General Electric Capital Corp.	A-1+	0.11	09/24/13	5,000,000	4,998,676
New Jersey Natural Gas	A-1	0.10	07/17/13	3,000,000	2,999,855
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	6,000,000	5,999,972
					13,998,503
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,698,366) 5.7%					18,698,366
TOTAL INVESTMENTS (Cost: $267,228,980) 101.4%					329,433,192
OTHER NET ASSETS -1.4%					(4,401,339)
NET ASSETS 100.0%					$325,031,853

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.5%)
Aeropostale, Inc.*	178,158	$2,458,580
AFC Enterprises, Inc.*	176,415	6,340,355
American Axle & Mfg. Hldgs., Inc.*	189,873	3,537,334
Cinemark Hldgs., Inc.	100,720	2,812,102
Monro Muffler Brake, Inc.	57,998	2,786,804
Red Robin Gourmet Burgers, Inc.*	96,183	5,307,378
Rent-A-Center, Inc.	81,947	3,077,110
Shutterfly, Inc.*	94,884	5,293,578
Wolverine World Wide, Inc.	66,427	3,627,578
Other Securities	451,235	18,392,156
		53,632,975
CONSUMER STAPLES (4.5%)
Susser Hldgs. Corp.*	71,050	3,401,874
Other Securities	335,853	11,268,274
		14,670,148
ENERGY (4.0%)
Oasis Petroleum, Inc.*	92,307	3,587,973
PBF Energy, Inc.	110,226	2,854,853
Targa Resources Corp.	40,085	2,578,668
Other Securities	179,657	4,049,537
		13,071,031
FINANCIALS (9.0%)
Colonial Properties Trust	104,847	2,528,910
iShares Micro-Cap ETF	39,382	2,430,657
iShares Russell 2000 Growth ETF	28,744	3,205,243
Sabra Health Care REIT, Inc.	111,303	2,906,121
Other Securities	625,399	18,081,420
		29,152,351
HEALTH CARE (19.3%)
Abiomed, Inc.*	141,542	3,051,646
Alnylam Pharmaceuticals, Inc.*	89,856	2,786,435
BioScrip, Inc.*	242,293	3,997,835
Cubist Pharmaceuticals, Inc.*	52,723	2,546,521
DexCom, Inc.*	122,860	2,758,207
Insulet Corp.*	82,095	2,578,604
MWI Veterinary Supply, Inc.*	22,586	2,783,499
Neogen Corp.*	45,734	2,540,981
PAREXEL International Corp.*	76,921	3,533,751
Pharmacyclics, Inc.*	30,381	2,414,378
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Questcor Pharmaceuticals, Inc.	66,942	$3,043,183
Salix Pharmaceuticals Ltd.*	40,412	2,673,254
Other Securities	1,869,675	27,986,203
		62,694,497
INDUSTRIALS (16.2%)
Allegiant Travel Co.	24,715	2,619,543
Astronics Corp.*	127,703	5,219,222
AZZ, Inc.	115,743	4,463,050
Beacon Roofing Supply, Inc.*	65,922	2,497,125
CIRCOR International, Inc.	53,491	2,720,552
Corporate Executive Board Co.	52,855	3,341,493
EnPro Industries, Inc.*	66,924	3,397,062
Healthcare Svcs. Group, Inc.	139,001	3,408,305
Old Dominion Freight Line, Inc.*	106,602	4,436,775
On Assignment, Inc.*	150,089	4,010,378
Raven Industries, Inc.	146,113	4,380,468
Teledyne Technologies, Inc.*	37,891	2,930,869
The Advisory Board Co.*	60,592	3,311,353
Other Securities	439,442	6,140,761
		52,876,956
INFORMATION TECHNOLOGY (23.6%)
Anixter International, Inc.*	32,885	2,493,012
ARRIS Group, Inc.*	211,939	3,041,325
Cavium, Inc.*	69,224	2,448,453
CommVault Systems, Inc.*	71,423	5,420,291
comScore, Inc.*	106,194	2,590,072
Imperva, Inc.*	67,785	3,053,036
MAXIMUS, Inc.	49,285	3,670,747
Rogers Corp.*	70,058	3,315,145
Sourcefire, Inc.*	65,700	3,649,635
Other Securities	1,971,746	47,138,130
		76,819,846
MATERIALS (4.1%)
Other Securities	786,966	13,291,061
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	201,950	2,238,030
UTILITIES (0.6%)
Other Securities	46,605	1,859,540
TOTAL COMMON STOCKS (Cost: $253,935,893) 98.5%		$320,306,435
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.06%	07/26/13	$2,500,000	$2,499,878
COMMERCIAL PAPER (0.8%)
New Jersey Natural Gas	A-1	0.10	07/10/13	1,500,000	1,499,954
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	1,000,000	999,994
					2,499,948
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,826) 1.6%					4,999,826
TOTAL INVESTMENTS (Cost: $258,935,719) 100.1%					325,306,261
OTHER NET ASSETS -0.1%					(435,891)
NET ASSETS 100.0%					$324,870,370

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.4%)
Deckers Outdoor Corp.*	11,447	$578,188
Discovery Communications, Inc. Cl A*	8,348	644,549
Newell Rubbermaid, Inc.	27,346	717,833
Shutterfly, Inc.*	16,376	913,617
V.F. Corp.	3,705	715,287
Other Securities	31,187	1,842,158
		5,411,632
CONSUMER STAPLES (4.5%)
ConAgra Foods, Inc.	33,315	1,163,693
J.M. Smucker Co.	7,187	741,339
Other Securities	33,099	1,000,410
		2,905,442
ENERGY (8.6%)
Energy XXI (Bermuda) Ltd.	36,067	799,966
Noble Energy, Inc.	26,091	1,566,504
Range Resources Corp.	10,843	838,381
Tesoro Corp.	14,863	777,632
Other Securities	168,347	1,508,827
		5,491,310
FINANCIALS (30.4%)
American Financial Group, Inc.	23,890	1,168,460
Ameriprise Financial, Inc.	16,482	1,333,064
Aon PLC	13,908	894,980
Associated Banc-Corp.	37,165	577,916
BOK Financial Corp.	12,564	804,724
CBL & Associates Pptys., Inc.	33,142	709,902
Comerica, Inc.	18,194	724,667
Discover Financial Svcs.	13,610	648,380
Duke Realty Corp.	37,884	590,612
Equity Lifestyle Properties, Inc.	7,691	604,436
Everest Re Group Ltd.	6,031	773,536
Home Properties, Inc.	10,683	698,348
Host Hotels & Resorts, Inc.	36,507	615,873
Kilroy Realty Corp.	11,457	607,336
People's United Financial, Inc.	42,901	639,225
Reinsurance Grp. of America, Inc.	9,168	633,600
StanCorp Financial Group, Inc.	13,669	675,385
Vornado Realty Trust	10,423	863,546
Other Securities	272,038	5,930,929
		19,494,919
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (6.9%)
AmerisourceBergen Corp.	18,687	$1,043,295
CIGNA Corp.	12,160	881,478
Forest Laboratories, Inc.*	15,354	629,514
MEDNAX, Inc.*	6,708	614,319
Other Securities	30,038	1,274,473
		4,443,079
INDUSTRIALS (11.7%)
Kirby Corp.*	16,668	1,325,773
Lincoln Electric Hldgs., Inc.	12,710	727,902
Old Dominion Freight Line, Inc.*	22,788	948,437
Oshkosh Corp.*	16,326	619,898
Triumph Group, Inc.	8,529	675,070
Other Securities	60,650	3,178,667
		7,475,747
INFORMATION TECHNOLOGY (10.3%)
Coherent, Inc.	10,383	571,792
NCR Corp.*	25,229	832,305
Other Securities	149,298	5,179,680
		6,583,777
MATERIALS (6.7%)
Crown Hldgs., Inc.*	44,814	1,843,196
Cytec Industries, Inc.	10,748	787,291
Eastman Chemical Co.	11,162	781,452
Other Securities	28,198	905,379
		4,317,318
TELECOMMUNICATION SERVICES (1.3%)
Other Securities	110,271	800,026
UTILITIES (8.3%)
Ameren Corp.	23,250	800,730
Atmos Energy Corp.	13,565	556,979
Edison International	19,589	943,406
FirstEnergy Corp.	14,727	549,906
Great Plains Energy, Inc.	29,167	657,424
ITC Hldgs. Corp.	6,587	601,393
NV Energy, Inc.	31,836	746,873
Other Securities	6,655	463,720
		5,320,431
TOTAL COMMON STOCKS (Cost: $50,806,814) 97.1%		$62,243,681
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.3%)
Abbott Laboratories†	A-1+	0.10%	08/27/13	$1,200,000	$1,199,803
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	1,200,000	1,199,994
Toyota Motor Credit Corp.	A-1+	0.10 - 0.14	07/02/13 - 08/05/13	1,000,000	999,961
					3,399,758
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,399,758) 5.3%					3,399,758
TOTAL INVESTMENTS (Cost: $54,206,572) 102.4%					65,643,439
OTHER NET ASSETS -2.4%					(1,542,612)
NET ASSETS 100.0%					$64,100,827

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.3%)
Advance Auto Parts, Inc.	40,646	$3,299,236
LKQ Corp.*	164,156	4,227,017
Mohawk Industries, Inc.*	34,077	3,833,322
Polaris Industries, Inc.	35,334	3,356,730
Signet Jewelers Ltd.	44,489	2,999,893
Tractor Supply Co.	38,908	4,575,970
Other Securities	2,490,152	77,944,020
		100,236,188
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	74,889	4,621,400
Energizer Hldgs., Inc.	34,148	3,432,215
Green Mountain Coffee Roasters, Inc.*	70,940	5,324,751
Other Securities	666,372	17,746,034
		31,124,400
ENERGY (5.1%)
Cimarex Energy Co.	47,618	3,094,694
HollyFrontier Corp.	113,815	4,869,006
Oceaneering Int'l., Inc.	59,883	4,323,553
Other Securities	823,120	26,172,918
		38,460,171
FINANCIALS (22.4%)
Affiliated Managers Group, Inc.*	28,967	4,748,850
Alleghany Corp.*	9,280	3,557,117
Camden Property Trust	45,089	3,117,453
Essex Property Trust, Inc.	20,356	3,234,976
Everest Re Group Ltd.	27,594	3,539,206
Federal Realty Investment Trust	35,557	3,686,550
Gallagher (Arthur J.) & Co.	68,457	2,990,886
New York Community Bancorp, Inc.	237,455	3,324,370
Rayonier, Inc.	68,627	3,801,250
Realty Income Corp.	106,815	4,477,685
SL Green Realty Corp	49,452	4,361,172
UDR, Inc.	134,033	3,416,501
Other Securities	4,667,251	124,410,285
		168,666,301
HEALTH CARE (9.1%)
Cooper Companies, Inc.	26,399	3,142,801
Mettler-Toledo Int'l., Inc.*	16,457	3,311,148
ResMed, Inc.	76,758	3,464,089
Schein (Henry), Inc.*	47,234	4,522,656
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Universal Health Svcs., Inc. Cl B	49,149	$3,291,017
Vertex Pharmaceuticals, Inc.*	121,757	9,724,727
Other Securities	1,124,598	41,106,498
		68,562,936
INDUSTRIALS (16.1%)
AMETEK, Inc.	133,941	5,665,699
B/E Aerospace, Inc.*	58,173	3,669,553
Fortune Brands Home & Security, Inc.	93,983	3,640,901
Hubbell, Inc. Cl B	29,499	2,920,401
Hunt (J.B.) Transport Svcs., Inc.	50,151	3,622,908
Other Securities	2,387,935	101,115,251
		120,634,713
INFORMATION TECHNOLOGY (14.9%)
Alliance Data Systems Corp.*	26,961	4,880,750
ANSYS, Inc.*	51,483	3,763,407
Cree, Inc.*	65,884	4,207,352
Equinix, Inc.*	27,083	5,002,772
Gartner, Inc.*	51,103	2,912,360
NCR Corp.*	90,931	2,999,814
Synopsys, Inc.*	84,453	3,019,195
Trimble Navigation Ltd.*	140,443	3,652,922
Other Securities	3,417,994	81,458,095
		111,896,667
MATERIALS (6.7%)
Albemarle Corp.	48,321	3,009,915
Ashland, Inc.	40,363	3,370,311
Rock-Tenn Co. Cl A	40,291	4,024,265
Valspar Corp.	45,399	2,935,953
Other Securities	945,213	37,172,711
		50,513,155
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	136,560	3,650,287
UTILITIES (5.0%)
Alliant Energy Corp.	60,508	3,050,813
NV Energy, Inc.	128,629	3,017,636
OGE Energy Corp.	54,223	3,698,009
Other Securities	844,152	27,772,616
		37,539,074
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $563,003,752) 97.2%		$731,283,892

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.03 - 0.04%	07/05/13 - 08/08/13	$6,150,000	$6,149,830
U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	A-1+	0.06	07/26/13	2,500,000	2,499,878
FHLMC	A-1+	0.06	07/16/13	1,900,000	1,899,946
					4,399,824
COMMERCIAL PAPER (1.5%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	3,000,000	2,999,870
Emerson Electric Co.†	A-1	0.11	07/15/13	1,400,000	1,399,932
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	2,000,000	1,999,989
Toyota Motor Credit Corp.	A-1+	0.10	08/05/13	3,500,000	3,499,640
Unilever Capital Corp.†	A-1	0.10	08/12/13	1,300,000	1,299,841
					11,199,272
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,748,926) 2.9%					21,748,926
TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000
TOTAL INVESTMENTS (Cost: $585,252,678) 100.2%					753,532,818
OTHER NET ASSETS -0.2%					(1,272,942)
NET ASSETS 100.0%					$752,259,876

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.6%)
iShares MSCI EAFE ETF	234,200	$13,438,396
iShares MSCI EAFE Growth ETF	170,400	10,522,200
iShares MSCI EAFE Small-Cap ETF	62,100	2,604,474
iShares MSCI EAFE Value ETF	216,600	10,479,108
Vanguard FTSE Developed Markets ETF	1,686,100	60,042,021
Vanguard FTSE Emerging Markets ETF	70,600	2,737,868
Vanguard FTSE Europe ETF	383,000	18,449,110
Vanguard FTSE Pacific ETF	169,400	9,457,602
		127,730,779
TOTAL COMMON STOCKS (Cost: $121,014,980) 97.6%		$127,730,779

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.02%	07/11/13	$2,000,000	$1,999,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,987) 1.5%					1,999,987
TOTAL INVESTMENTS (Cost: $123,014,967) 99.1%					129,730,766
OTHER NET ASSETS 0.9%					1,139,020
NET ASSETS 100.0%					$130,869,786

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Amazon.com, Inc.*	4,870	$1,352,350
Disney (Walt) Co.	22,501	1,420,938
Starbucks Corp.	33,235	2,176,560
Target Corp.	15,441	1,063,267
Time Warner Cable, Inc.	8,416	946,632
Other Securities	143,835	6,009,352
		12,969,099
CONSUMER STAPLES (6.0%)
PepsiCo, Inc.	15,449	1,263,574
Philip Morris Int'l., Inc.	21,218	1,837,903
Proctor & Gamble Co.	24,051	1,851,686
Wal-Mart Stores, Inc.	27,646	2,059,351
Other Securities	72,619	3,615,749
		10,628,263
ENERGY (6.8%)
Chevron Corp.	9,904	1,172,039
Exxon Mobil Corp.	40,083	3,621,494
Halliburton Co.	24,691	1,030,109
National Oilwell Varco, Inc.	11,107	765,272
Noble Energy, Inc.	19,018	1,141,841
Occidental Petroleum Corp.	11,694	1,043,456
Other Securities	37,019	3,215,326
		11,989,537
FINANCIALS (9.4%)
American Int'l. Group, Inc.*	22,626	1,011,382
Bank of America Corp.	82,736	1,063,985
Berkshire Hathaway, Inc. Cl B*	9,336	1,044,885
Capital One Financial Corp.	22,444	1,409,708
Citigroup, Inc.	21,786	1,045,074
Goldman Sachs Group, Inc.	7,722	1,167,953
JPMorgan Chase & Co.	49,605	2,618,648
MetLife, Inc.	22,539	1,031,385
Simon Property Group, Inc.	8,036	1,269,045
Wells Fargo & Co.	61,274	2,528,778
Other Securities	43,035	2,365,660
		16,556,503
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (7.8%)
Forest Laboratories, Inc.*	25,124	$1,030,084
Gilead Sciences, Inc.*	22,523	1,153,403
Merck & Co., Inc.	34,517	1,603,315
Mylan, Inc.*	33,656	1,044,346
Pfizer, Inc.	78,146	2,188,869
Other Securities	85,067	6,780,530
		13,800,547
INDUSTRIALS (6.1%)
Boeing Co.	16,583	1,698,763
Caterpillar, Inc.	12,073	995,902
General Electric Co.	97,531	2,261,744
Precision Castparts Corp.	6,612	1,494,378
Roper Industries, Inc.	8,721	1,083,323
Other Securities	38,228	3,243,277
		10,777,387
INFORMATION TECHNOLOGY (10.2%)
Apple, Inc.	8,484	3,360,342
Cisco Systems, Inc.	44,636	1,085,101
Google, Inc. Cl A*	2,249	1,979,952
Int'l. Business Machines Corp.	8,474	1,619,466
Microsoft Corp.	51,217	1,768,523
Oracle Corp.	31,898	979,907
QUALCOMM, Inc.	18,237	1,113,916
Salesforce.com, inc.*	28,325	1,081,449
Other Securities	104,476	4,974,113
		17,962,769
MATERIALS (1.9%)
Eastman Chemical Co.	14,142	990,081
Other Securities	56,201	2,307,441
		3,297,522
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	50,090	1,773,186
Other Securities	72,162	1,135,194
		2,908,380
UTILITIES (1.7%)
Other Securities	64,602	3,000,077
TOTAL COMMON STOCKS (Cost: $78,132,832) 59.0%		$103,890,084
	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.5%)
U.S. Treasury Note	AA+	0.25%	07/15/15	$500,000	$498,633
U.S. Treasury Strip	AA+	0.00	08/15/21 - 08/15/29	12,850,000	9,227,944
					9,726,577
U.S. GOVERNMENT AGENCIES (12.2%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHARM	AA+	0.71 - 5.77	02/01/36 - 09/01/39	330,323	352,593
FHLMC	AA+	2.50 - 6.00	02/01/25 - 01/01/43	3,351,971	3,489,164
FHLMC Strip	AA+	3.00	01/15/43	492,847	481,271
FNMA	AA+	3.00 - 8.00	09/01/16 - 12/25/49	11,655,368	12,389,329
FNMA Strip	AA+	3.00	08/25/42	434,419	431,840
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 08/20/42	3,672,184	3,913,350
Other Securities				304,689	343,956
					21,401,503

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (2.9%)
Other Securities				$4,975,000	$5,087,663
CONSUMER STAPLES (1.2%)
Other Securities				2,075,000	2,135,059
ENERGY (2.8%)
Other Securities				4,660,000	4,946,507
FINANCIALS (4.4%)
Bank of America Corp.	A-	3.70%	09/01/15	250,000	260,604
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	316,417
Other Securities				6,797,000	7,143,279
					7,720,300
HEALTH CARE (1.7%)
Other Securities				2,865,000	3,019,984
INDUSTRIALS (1.5%)
Other Securities				2,600,000	2,680,255
INFORMATION TECHNOLOGY (0.7%)
Other Securities				1,160,000	1,211,794
MATERIALS (1.4%)
Geon Co.	BB+	7.50	12/15/15	1,000,000	1,094,996
Other Securities				1,400,000	1,419,104
					2,514,100
TELECOMMUNICATION SERVICES (0.5%)
Other Securities				750,000	789,127
UTILITIES (1.1%)
Other Securities				1,890,000	1,940,507
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,589,600) 35.9%					63,173,376
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
FHLMC	A-1+	0.06	07/16/13	500,000	499,986
COMMERCIAL PAPER (2.6%)
New Jersey Natural Gas	A-1	0.10	07/10/13	2,500,000	2,499,924
Toyota Motor Credit Corp.	A-1+	0.12	09/10/13	2,000,000	1,999,513
					4,499,437
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,423) 2.9%					4,999,423
TEMPORARY CASH INVESTMENTS (2) (Cost: $3,211,500) 1.8%					3,211,500
TOTAL INVESTMENTS (Cost: $147,933,355) 99.6%					175,274,383
OTHER NET ASSETS 0.4%					647,762
NET ASSETS 100.0%					$175,922,145

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.8%)	7,114,131	$9,895,044
Equity Index Fund (22.0%)	2,837,079	7,540,317
Mid-Cap Equity Index Fund (5.6%)	1,064,129	1,903,177
Mid-Term Bond Fund (38.7%)	12,696,184	13,270,662
Money Market Fund (4.9%)	1,399,183	1,678,461
TOTAL INVESTMENTS (Cost: $33,382,342) 100.0%		$34,287,661
OTHER NET ASSETS -0.0% (3)		(55)
NET ASSETS 100.0%		$34,287,606

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	3,781,549	$5,259,756
Equity Index Fund (27.1%)	2,274,096	6,044,035
International Fund (3.0%)	935,716	665,521
Mid-Cap Equity Index Fund (12.1%)	1,503,629	2,689,216
Mid-Term Bond Fund (29.4%)	6,277,097	6,561,123
Money Market Fund (4.8%)	892,425	1,070,553
TOTAL INVESTMENTS (Cost: $20,746,078) 100.0%		$22,290,204
OTHER NET ASSETS -0.0% (3)		(30)
NET ASSETS 100.0%		$22,290,174

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	20,298,136	$28,232,678
Equity Index Fund (30.1%)	13,686,038	36,374,409
International Fund (5.9%)	10,047,193	7,145,986
Mid-Cap Equity Index Fund (11.9%)	8,073,620	14,439,541
Mid-Term Bond Fund (24.5%)	28,260,038	29,538,748
Small Cap Growth Fund (2.2%)	2,050,535	2,682,761
Small Cap Value Fund (2.1%)	1,733,886	2,563,926
TOTAL INVESTMENTS (Cost: $109,116,677) 100.0%		$120,978,049
OTHER NET ASSETS -0.0% (3)		(183)
NET ASSETS 100.0%		$120,977,866

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.2%)	33,195,530	$46,171,663
Equity Index Fund (34.9%)	26,181,187	69,583,704
International Fund (8.8%)	24,531,880	17,448,103
Mid-Cap Equity Index Fund (11.8%)	13,093,260	23,417,085
Mid-Term Bond Fund (14.9%)	28,440,444	29,727,317
Small Cap Growth Fund (3.3%)	4,988,658	6,526,771
Small Cap Value Fund (3.1%)	4,224,573	6,246,948
TOTAL INVESTMENTS (Cost: $175,524,896) 100.0%		$199,121,591
OTHER NET ASSETS -0.0% (3)		(309)
NET ASSETS 100.0%		$199,121,282

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	30,081,818	$41,840,801
Equity Index Fund (38.6%)	28,834,168	76,634,731
International Fund (8.7%)	24,135,553	17,166,219
Mid-Cap Equity Index Fund (15.8%)	17,533,450	31,358,295
Mid-Term Bond Fund (7.4%)	14,006,061	14,639,807
Small Cap Growth Fund (4.3%)	6,530,034	8,543,388
Small Cap Value Fund (4.1%)	5,534,237	8,183,570
TOTAL INVESTMENTS (Cost: $171,439,605) 100.0%		$198,366,811
OTHER NET ASSETS -0.0% (3)		(310)
NET ASSETS 100.0%		$198,366,501

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.9%)	24,439,345	$33,992,685
Equity Index Fund (41.4%)	25,369,959	67,427,642
International Fund (9.5%)	21,798,198	15,503,794
Mid-Cap Equity Index Fund (17.8%)	16,173,078	28,925,291
Small Cap Growth Fund (5.3%)	6,645,036	8,693,847
Small Cap Value Fund (5.1%)	5,628,446	8,322,879
TOTAL INVESTMENTS (Cost: $137,845,472) 100.0%		$162,866,138
OTHER NET ASSETS -0.0% (3)		(258)
NET ASSETS 100.0%		$162,865,880

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.4%)	13,696,202	$19,050,048
Equity Index Fund (41.1%)	20,430,250	54,299,006
International Fund (11.3%)	21,074,308	14,988,933
Mid-Cap Equity Index Fund (20.7%)	15,322,513	27,404,070
Small Cap Growth Fund (6.4%)	6,422,042	8,402,099
Small Cap Value Fund (6.1%)	5,440,038	8,044,277
TOTAL INVESTMENTS (Cost: $110,459,424) 100.0%		$132,188,433
OTHER NET ASSETS -0.0% (3)		(211)
NET ASSETS 100.0%		$132,188,222

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.8%)	8,916,177	$12,401,511
Equity Index Fund (35.7%)	15,527,752	41,269,270
International Fund (13.2%)	21,345,731	15,181,980
Mid-Cap Equity Index Fund (23.8%)	153,307,758	27,377,681
Small Cap Growth Fund (8.4%)	7,438,287	9,731,675
Small Cap Value Fund (8.1%)	6,300,182	9,316,186
TOTAL INVESTMENTS (Cost: $95,385,685) 100.0%		$115,278,303
OTHER NET ASSETS -0.0% (3)		(182)
NET ASSETS 100.0%		$115,278,121

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.0%)	9,469,556	$13,171,206
Equity Index Fund (35.7%)	19,773,885	52,554,537
International Fund (15.0%)	31,081,190	22,106,248
Mid-Cap Equity Index Fund (21.7%)	17,795,313	31,826,632
Small Cap Growth Fund (9.5%)	10,653,280	13,937,921
Small Cap Value Fund (9.1%)	9,024,836	13,345,178
TOTAL INVESTMENTS (Cost: $122,074,978) 100.0%		$146,941,722
OTHER NET ASSETS -0.0% (3)		(189)
NET ASSETS 100.0%		$146,941,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2050 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.5%)	433,150	$602,468
Equity Index Fund (35.4%)	1,073,163	2,852,226
International Fund (16.3%)	1,837,987	1,307,253
Mid-Cap Equity Index Fund (20.3%)	912,465	1,631,930
Small Cap Growth Fund (10.4%)	637,634	834,231
Small Cap Value Fund (10.1%)	545,905	807,239
TOTAL INVESTMENTS (Cost: $7,772,048) 100.0%		$8,035,347
OTHER NET ASSETS -0.0% (3)		(8)
NET ASSETS 100.0%		$8,035,339

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.1%)	19,180,553	$26,678,231
Equity Index Fund (27.3%)	9,428,806	25,059,646
Mid-Term Bond Fund (43.6%)	38,297,959	40,030,865
TOTAL INVESTMENTS (Cost: $86,702,057) 100.0%		$91,768,742
OTHER NET ASSETS		—
NET ASSETS 100.0%		$91,768,742

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.1%)	50,647,847	$70,446,089
Equity Index Fund (36.8%)	34,792,279	92,470,050
Mid-Cap Equity Index Fund (16.4%)	22,974,644	41,089,784
Mid-Term Bond Fund (18.7%)	44,938,458	46,971,833
TOTAL INVESTMENTS (Cost: $213,249,137) 100.0%		$250,977,756
OTHER NET ASSETS		—
NET ASSETS 100.0%		$250,977,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.7%)	33,969,531	$47,248,220
Equity Index Fund (46.0%)	36,040,928	95,788,679
Mid-Cap Equity Index Fund (21.2%)	24,727,459	44,224,665
Small Cap Growth Fund (5.0%)	8,025,153	10,499,485
Small Cap Value Fund (5.1%)	7,154,931	10,580,119
TOTAL INVESTMENTS (Cost: $167,658,307) 100.0%		$208,341,168
OTHER NET ASSETS		—
NET ASSETS 100.0%		$208,341,168

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.2%)
U.S. Treasury Bill	A-1+	0.04%	08/08/13	$8,000,000	$7,999,689
U.S. GOVERNMENT AGENCIES (30.2%)
FHLB	A-1+	0.10	07/10/13	300,000	299,991
FHLB	A-1+	0.10	08/14/13	105,000	104,987
FHLB	A-1+	0.10	09/04/13	1,800,000	1,799,669
FHLB	A-1+	0.10	09/06/13	500,000	500,082
FHLB	A-1+	0.10	09/13/13	5,700,000	5,698,956
FHLB	A-1+	0.10	09/27/13	9,000,000	8,997,750
FNMA	A-1+	0.04	07/24/13	7,200,000	7,199,800
FNMA	A-1+	0.09	09/03/13	1,400,000	1,399,779
FNMA	A-1+	0.10	07/02/13	200,000	199,998
					26,201,012
COMMERCIAL PAPER (59.9%)
Abbott Laboratories†	A-1+	0.10	08/27/13	675,000	674,889
Abbott Laboratories†	A-1+	0.11	08/22/13	925,000	924,847
Abbott Laboratories†	A-1+	0.11	09/04/13	1,800,000	1,799,639
Air Products & Chemicals†	A-1	0.08	07/01/13	600,000	599,997
Baker Hughes, Inc.†	A-1	0.08	07/11/13	550,000	549,985
Baker Hughes, Inc.†	A-1	0.10	07/11/13	951,000	950,968
Baker Hughes, Inc.†	A-1	0.10	07/26/13	1,300,000	1,299,903
Baker Hughes, Inc.†	A-1	0.12	07/03/13	600,000	599,992
Chevron Corp.†	A-1+	0.08	08/09/13	3,400,000	3,399,690
Coca-Cola Co.†	A-1+	0.12	07/12/13	3,450,000	3,449,850
Danaher Corp.†	A-1	0.10	07/01/13	3,400,000	3,399,981
Dover Corp.†	A-1	0.09	07/05/13	2,400,000	2,399,964
Dover Corp.†	A-1	0.09	07/02/13	1,000,000	999,993
Emerson Electric Co.†	A-1	0.10	07/15/13	3,450,000	3,449,847
Exxon Mobil Corp.	A-1+	0.07	07/08/13	3,400,000	3,399,941
General Electric Capital Corp.	A-1+	0.10	07/15/13	300,000	299,987
General Electric Capital Corp.	A-1+	0.14	09/27/13	1,000,000	999,653
Google, Inc.†	A-1+	0.10	09/12/13	1,300,000	1,299,734
Illinois Tool Works, Inc.†	A-1	0.08	07/02/13	1,000,000	999,993
Merck & Co., Inc.†	A-1+	0.08	07/18/13	3,450,000	3,449,854
National Rural Utilities†	A-1	0.10	07/24/13	1,250,000	1,249,913
Nestle Capital Corp.†	A-1+	0.10	07/17/13	3,450,000	3,449,827
New Jersey Natural Gas	A-1	0.09	07/18/13	1,000,000	999,953
Private Export Funding Corp.†	A-1	0.08	07/01/13	500,000	499,998
Private Export Funding Corp.†	A-1	0.12	08/13/13	250,000	249,963
Procter & Gamble Co.†	A-1+	0.11	08/02/13	1,800,000	1,799,813
Rockwell Collins, Inc.†	A-1	0.09	08/02/13	3,400,000	3,399,711
Toyota Motor Credit Corp.	A-1+	0.14	07/08/13	2,500,000	2,499,912
Toyota Motor Credit Corp.	A-1+	0.14	07/10/13	1,000,000	999,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Unilever Capital Corp.†	A-1	0.09%	08/12/13	$1,200,000	$1,199,868
Unilever Capital Corp.†	A-1	0.10	08/12/13	700,000	699,914
					51,997,536

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $86,197,871) 99.3%	86,198,237
TEMPORARY CASH INVESTMENTS (2) (Cost: $633,300) 0.7%	633,300
TOTAL INVESTMENTS (Cost: $86,831,171) 100.0%	86,831,537
OTHER NET ASSETS -0.0% (3)	(606)
NET ASSETS 100.0%	$86,830,931

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.6%)
U.S. Treasury Note	AA+	0.63 - 3.25%	05/31/16 - 12/31/19	$69,500,000	$71,245,192
U.S. Treasury Strip	AA+	0.00	08/15/17 - 08/15/18	75,000,000	70,051,112
					141,296,304
U.S. GOVERNMENT AGENCIES (10.9%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FNMA	AA+	6.50 - 8.00	08/01/13 - 06/01/17	366	368
Other Securities				19,115	20,526
					20,894
NON-MORTGAGE-BACKED OBLIGATIONS (10.9%)
FFCB	AA+	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	18,261,830
FHLB	AA+	1.38	05/28/14	14,000,000	14,146,636
FNMA	AA+	1.25	02/27/14	9,000,000	9,067,806
Other Securities				900,000	739,472
					42,215,744
CORPORATE DEBT (51.4%)
CONSUMER DISCRETIONARY (5.8%)
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,122,524
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,928,962
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,028,460
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,020,000
Other Securities				14,125,000	14,464,611
					22,564,557
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	2,012,051
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,030,402
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	2,000,000	2,195,366
Other Securities				5,625,000	5,747,420
					11,985,239
ENERGY (3.6%)
Energen Corp.	BBB	4.63	09/01/21	2,000,000	1,966,116
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,972,568
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,063,714
Other Securities				7,355,000	7,721,121
					13,723,519
FINANCIALS (15.5%)
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,113,076
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,060,086
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,069,083
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,109,444
HCP, Inc.	BBB+	5.65 - 6.00	12/15/13 - 01/30/17	1,750,000	1,913,365
Health Care REIT, Inc.	BBB	3.63	03/15/16	1,750,000	1,834,984
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,167,736
Moody's Corp.	BBB+	5.50	09/01/20	2,000,000	2,155,624
Penske Truck Leasing Co. LP†	BBB-	3.38 - 3.75	05/11/17 - 03/15/18	1,790,000	1,849,250
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,852,412
Other Securities				37,725,000	39,648,064
					59,773,124

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (4.6%)
Agilent Technologies, Inc.	BBB+	5.00%	07/15/20	$2,000,000	$2,154,784
Laboratory Corp. of America	BBB	3.13 - 5.63	12/15/15 - 08/23/22	2,000,000	2,056,540
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,081,400
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,109,780
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	03/01/21 - 08/15/21	2,000,000	2,057,618
Other Securities				6,665,000	7,299,784
					17,759,906
INDUSTRIALS (6.4%)
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,014,492
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,877,420
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,920,856
Harsco Corp.	BBB-	5.75	05/15/18	2,250,000	2,407,797
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,939,332
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,153,620
URS Corp.†	BBB-	3.85 - 5.00	04/01/17 - 04/01/22	2,000,000	2,041,423
Other Securities				9,735,000	10,331,817
					24,686,757
INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	2,000,000	2,176,552
Arrow Electronics, Inc.	BBB-	3.00 - 6.88	03/01/18 - 06/01/18	1,950,000	2,050,438
Avnet, Inc.	BBB-	5.88 - 6.00	03/15/14 - 06/15/20	2,680,000	2,842,655
Fiserv, Inc.	BBB-	4.75	06/15/21	1,900,000	1,980,640
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,179,890
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,944,232
Western Union Co.	BBB+	5.93	10/01/16	2,000,000	2,222,704
Other Securities				3,000,000	3,119,006
					18,516,117
MATERIALS (3.9%)
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,171,338
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,915,062
Kinross Gold Corp.	NR	3.63 - 5.13	09/01/16 - 09/01/21	2,750,000	2,720,867
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,936,162
Other Securities				6,350,000	6,110,768
					14,854,197
TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp.	BB+	4.50	01/15/18	2,000,000	2,133,016
Other Securities				1,250,000	1,306,250
					3,439,266
UTILITIES (2.8%)
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,128,686
Exelon Generation Co. LLC	BBB	4.25 - 5.35	01/15/14 - 06/15/22	2,000,000	2,024,182
Other Securities				6,200,000	6,575,259
					10,728,127
TOTAL LONG-TERM DEBT SECURITIES (Cost: $371,936,934) 98.9%					381,563,751

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Dover Corp.†	A-1	0.09%	07/05/13	$1,000,000	$999,985
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,985) 0.3%					999,985
TEMPORARY CASH INVESTMENTS (2) (Cost: $47,200) 0.0% (3)					47,200
TOTAL INVESTMENTS (Cost: $372,984,119) 99.2%					382,610,936
OTHER NET ASSETS 0.8%					2,958,012
NET ASSETS 100.0%					$385,568,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.4%)
U.S. Treasury Note	AA+	0.25 - 2.13%	07/15/15 - 08/15/22	$44,600,000	$43,227,690
U.S. Treasury Strip	AA+	0.00	08/15/18 - 08/15/29	24,000,000	15,294,544
					58,522,234
U.S. GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	0.71 - 5.77	02/01/36 - 04/01/42	3,169,958	3,348,736
FHLMC	AA+	2.50 - 6.00	03/01/21 - 03/01/43	52,859,358	54,761,397
FHLMC Strip	AA+	3.00	01/15/43	2,957,081	2,887,628
FNMA	AA+	3.00 - 8.00	09/01/16 - 12/25/49	97,410,899	103,566,339
FNMA Strip	AA+	3.00	08/25/42	2,413,439	2,399,113
GNMA (4)	AA+	2.68 - 7.00	04/15/24 - 10/16/47	46,543,411	49,089,244
GNMA TBA (4)	AA+	4.50	02/20/20	1,449,648	1,506,318
Other Securities				1,675,788	1,891,755
					219,450,530
NON-MORTGAGE-BACKED OBLIGATIONS (2.1%)
FNMA	AA+	0.00	10/09/19	20,000,000	16,799,995
CORPORATE DEBT (61.1%)
CONSUMER DISCRETIONARY (8.7%)
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,245,048
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	3,888,940
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	4,000,000	4,081,508
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,056,920
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,810,928
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,040,000
Other Securities				43,950,000	44,680,711
					68,804,055
CONSUMER STAPLES (3.4%)
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,060,804
Other Securities				21,969,000	22,779,019
					26,839,823
ENERGY (4.8%)
Energen Corp.	BBB	4.63	09/01/21	4,000,000	3,932,232
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,115,152
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,127,428
Other Securities				24,775,000	26,102,553
					38,277,365
FINANCIALS (18.6%)
Alleghany Corp.	BBB	4.95 - 5.63	09/15/20 - 06/27/22	4,000,000	4,361,035
Berkley (W.R.) Corp.	BBB+	4.63 - 7.38	09/15/19 - 03/15/22	4,000,000	4,468,410
Boston Properties LP	A-	3.70 - 3.85	11/15/18 - 02/01/23	4,000,000	3,996,380
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,218,888
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	4,000,000	4,339,412
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	3,925,092
Moody's Corp.	BBB+	4.50	09/01/22	4,000,000	4,006,528
National Retail Pptys., Inc.	BBB	3.30 - 3.80	10/15/22 - 04/15/23	4,000,000	3,761,397
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,797,630
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,820,140
Other Securities				98,721,000	104,285,321
					146,980,233

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (5.4%)
Agilent Technologies, Inc.	BBB+	5.00%	07/15/20	$4,000,000	$4,309,568
Laboratory Corp. of America	BBB	3.75 - 5.63	12/15/15 - 08/23/22	4,000,000	4,048,833
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,162,800
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,219,560
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	03/01/21 - 08/15/21	4,000,000	4,103,222
Other Securities				20,000,000	21,879,959
					42,723,942
INDUSTRIALS (5.5%)
Dun & Bradstreet Corp.	BBB	3.25 - 4.38	12/01/17 - 12/01/22	4,000,000	3,987,744
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,841,712
Harsco Corp.	BBB-	5.75	05/15/18	4,000,000	4,280,528
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,878,664
L-3 Communications Corp.	BBB-	4.75 - 5.20	10/15/19 - 07/15/20	4,000,000	4,223,231
URS Corp.†	BBB-	5.00	04/01/22	4,000,000	4,127,576
Other Securities				18,900,000	19,473,787
					43,813,242
INFORMATION TECHNOLOGY (4.5%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	4,000,000	4,353,104
Arrow Electronics, Inc.	BBB-	4.50 - 6.88	06/01/18 - 03/01/23	4,000,000	4,405,854
Fiserv, Inc.	BBB-	4.63 - 4.75	10/01/20 - 06/15/21	3,800,000	3,944,589
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,359,780
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,888,464
Western Union Co.	BBB+	5.93	10/01/16	4,000,000	4,445,408
Other Securities				9,500,000	9,978,227
					35,375,426
MATERIALS (5.9%)
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,342,676
Geon Co.	BB+	7.50	12/15/15	3,750,000	4,106,250
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,830,124
Kinross Gold Corp.	NR	5.13	09/01/21	4,000,000	3,866,872
Methanex Corp.	BBB-	3.25 - 5.25	12/15/19 - 03/01/22	4,000,000	3,920,427
Teck Resources Ltd.	BBB	3.75 - 4.75	01/15/22 - 02/01/23	4,000,000	3,902,476
Other Securities				23,500,000	22,887,606
					46,856,431
TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp.	BB+	4.50	01/15/18	4,000,000	4,266,032
Other Securities				4,000,000	4,383,136
					8,649,168
UTILITIES (3.2%)
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	3,936,520
Other Securities				20,800,000	21,298,458
					25,234,978
SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59	09/15/28	3,489,796	4,275,482
TOTAL LONG-TERM DEBT SECURITIES (Cost: $771,820,001) 98.9%					782,602,904

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.03%	08/01/13	$2,000,000	$1,999,945
U.S. GOVERNMENT AGENCIES (0.2%)
FNMA	A-1+	0.04	07/24/13	1,800,000	1,799,950
COMMERCIAL PAPER (0.6%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	5,000,000	4,999,972
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,799,867) 1.1%					8,799,867
TEMPORARY CASH INVESTMENTS (2) (Cost: $224,300) 0.0% (3)					224,300
TOTAL INVESTMENTS (Cost: $780,844,168) 100.0%					791,627,071
OTHER NET ASSETS -0.0% (3)					(258,271)
NET ASSETS 100.0%					$791,368,800

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation (unaudited).

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$7,749,680	0.6%
ALL AMERICA FUND	$349,985	0.1%
SMALL CAP VALUE FUND	$5,999,972	1.8%
SMALL CAP GROWTH FUND	$999,994	0.3%
MID CAP VALUE FUND	$2,399,797	3.7%
MID-CAP EQUITY INDEX FUND	$7,699,632	1.0%
COMPOSITE FUND	$729,640	0.4%
MONEY MARKET FUND	$42,798,133	49.3%
MID-TERM BOND FUND	$9,114,886	2.4%
BOND FUND	$27,868,091	3.5%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2013, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	448	E-mini S&P 500 Stock Index	P	September 2013	$35,824,320	$(366,919)	2.8%
ALL AMERICA FUND	52	E-mini S&P 500 Stock Index	P	September 2013	$4,158,180	$(100,679)	1.5%
MID-CAP EQUITY INDEX FUND	181	E-mini S&P MidCap 400 Stock Index	P	September 2013	$20,957,990	$(85,751)	2.8%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $915,359,445 All America Fund — $217,062,002 Small Cap Value Fund — $267,228,980 Small Cap Growth Fund — $258,935,719 Mid Cap Value Fund — $54,206,572 Mid-Cap Equity Index Fund — $585,252,678 International Fund — $123,014,967 Composite Fund — $147,933,355 Retirement Income Fund — $33,382,342 2010 Retirement Fund — $20,746,078 2015 Retirement Fund — $109,116,677 2020 Retirement Fund — $175,524,896 2025 Retirement Fund — $171,439,605) (Notes 1 and 3)	$1,291,532,274	$279,606,566	$329,433,192	$325,306,261	$65,643,439	$753,532,818	$129,730,766
Cash	24	618,244	200,964	580,392	56,497	109,953	445,608
Interest and dividends receivable	1,542,437	314,216	222,247	152,213	63,824	676,680	694,150
Receivable for securities sold	160,292	1,825,907	545,198	—	1,942,266	644,655	—
TOTAL ASSETS	1,293,235,027	282,364,933	330,401,601	326,038,866	67,706,026	754,964,106	130,870,524
LIABILITIES:
Payable for securities purchased	—	3,040,615	5,362,164	1,161,050	3,604,092	2,649,143	—
Payable for daily variation margin on future contracts	161,238	19,232	—	—	—	51,121	—
Accrued expenses	6,546	3,834	7,584	7,446	1,107	3,966	738
TOTAL LIABILITIES	167,784	3,063,681	5,369,748	1,168,496	3,605,199	2,704,230	738
NET ASSETS	$1,293,067,243	$279,301,252	$325,031,853	$324,870,370	$64,100,827	$752,259,876	$130,869,786
NUMBER OF SHARES OUTSTANDING (Note 4)	486,525,967	137,251,223	219,806,639	248,310,687	47,423,964	420,613,077	184,001,867
NET ASSET VALUES, offering and redemption price per share	$2.66	$2.03	$1.48	$1.31	$1.35	$1.79	$0.71
COMPONENTS OF NET ASSETS:
Paid-in capital	$903,356,290	$215,649,268	$240,220,735	$246,115,227	$51,433,858	$562,595,152	$123,555,002
Accumulated undistributed net investment income (loss)	10,859,636	2,063,018	4,053,090	455,041	338,934	4,500,032	2,351,395
Accumulated undistributed net realized gain (loss) on investments and futures contracts	3,045,407	(854,919)	18,553,816	11,929,560	891,168	16,970,303	(1,752,410)
Net unrealized appreciation (depreciation) of investments and futures contracts	375,805,910	62,443,885	62,204,212	66,370,542	11,436,867	168,194,389	6,715,799
NET ASSETS	$1,293,067,243	$279,301,252	$325,031,853	$324,870,370	$64,100,827	$752,259,876	$130,869,786

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $915,359,445 All America Fund — $217,062,002 Small Cap Value Fund — $267,228,980 Small Cap Growth Fund — $258,935,719 Mid Cap Value Fund — $54,206,572 Mid-Cap Equity Index Fund — $585,252,678 International Fund — $123,014,967 Composite Fund — $147,933,355 Retirement Income Fund — $33,382,342 2010 Retirement Fund — $20,746,078 2015 Retirement Fund — $109,116,677 2020 Retirement Fund — $175,524,896 2025 Retirement Fund — $171,439,605) (Notes 1 and 3)	$175,274,383	$34,287,661	$22,290,204	$120,978,049	$199,121,591	$198,366,811
Cash	60,532	—	—	—	—	—
Interest and dividends receivable	568,952	—	—	—	—	—
Receivable for securities sold	20,241	—	—	—	—	—
TOTAL ASSETS	175,924,108	34,287,661	22,290,204	120,978,049	199,121,591	198,366,811
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Accrued expenses	1,963	55	30	183	309	310
TOTAL LIABILITIES	1,963	55	30	183	309	310
NET ASSETS	$175,922,145	$34,287,606	$22,290,174	$120,977,866	$199,121,282	$198,366,501
NUMBER OF SHARES OUTSTANDING (Note 4)	103,640,681	31,828,698	22,516,625	119,894,367	194,449,353	190,999,221
NET ASSET VALUES, offering and redemption price per share	$1.70	$1.08	$0.99	$1.01	$1.02	$1.04
COMPONENTS OF NET ASSETS:
Paid-in capital	$155,660,639	$32,096,373	$19,979,046	$105,312,868	$171,357,979	$166,820,932
Accumulated undistributed net investment income (loss)	1,755,931	755,144	484,571	2,648,646	3,909,807	3,515,937
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(8,835,453)	530,770	282,431	1,154,980	256,801	1,102,426
Net unrealized appreciation (depreciation) of investments and futures contracts	27,341,028	905,319	1,544,126	11,861,372	23,596,695	26,927,206
NET ASSETS	$175,922,145	$34,287,606	$22,290,174	$120,977,866	$199,121,282	$198,366,501

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2013 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at fair value (Cost: 2030 Retirement Fund — $137,845,472 2035 Retirement Fund — $110,459,424 2040 Retirement Fund — $95,385,685 2045 Retirement Fund — $122,074,978 2050 Retirement Fund — $7,772,048 Conservative Allocation Fund — $86,702,057 Moderate Allocation Fund — $213,249,137 Aggressive Allocation Fund — $167,658,307 Money Market Fund — $86,831,171 Mid-Term Bond Fund — $372,984,119 Bond Fund — $780,844,168) (Notes 1 and 3)	$162,866,138	$132,188,433	$115,278,303	$146,941,722	$8,035,347	$91,768,742
Cash	—	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—	—
TOTAL ASSETS	162,866,138	132,188,433	115,278,303	146,941,722	8,035,347	91,768,742
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Accrued expenses	258	211	182	189	8	—
TOTAL LIABILITIES	258	211	182	189	8	—
NET ASSETS	$162,865,880	$132,188,222	$115,278,121	$146,941,533	$8,035,339	$91,768,742
NUMBER OF SHARES OUTSTANDING (Note 4)	154,704,360	126,495,020	110,537,028	141,175,546	7,129,770	79,032,862
NET ASSET VALUES, offering and redemption price per share	$1.05	$1.05	$1.04	$1.04	$1.13	$1.16
COMPONENTS OF NET ASSETS:
Paid-in capital	$133,864,662	$107,289,491	$92,412,416	$118,344,599	$7,664,105	$84,020,174
Accumulated undistributed net investment income (loss)	2,809,809	2,099,440	1,742,563	2,160,720	51,774	2,273,589
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,170,743	1,070,282	1,230,524	1,569,470	56,161	408,294
Net unrealized appreciation (depreciation) of investments and futures contracts	25,020,666	21,729,009	19,892,618	24,866,744	263,299	5,066,685
NET ASSETS	$162,865,880	$132,188,222	$115,278,121	$146,941,533	$8,035,339	$91,768,742

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at fair value (Cost: 2030 Retirement Fund — $137,845,472 2035 Retirement Fund — $110,459,424 2040 Retirement Fund — $95,385,685 2045 Retirement Fund — $122,074,978 2050 Retirement Fund — $7,772,048 Conservative Allocation Fund — $86,702,057 Moderate Allocation Fund — $213,249,137 Aggressive Allocation Fund — $167,658,307 Money Market Fund — $86,831,171 Mid-Term Bond Fund — $372,984,119 Bond Fund — $780,844,168) (Notes 1 and 3)	$250,977,756	$208,341,168	$86,831,537	$382,610,936	$791,627,071
Cash	—	—	24	95	69
Interest and dividends receivable	—	—	—	2,963,657	6,598,461
Receivable for securities sold	—	—	—	—	1,159,939
TOTAL ASSETS	250,977,756	208,341,168	86,831,561	385,574,688	799,385,540
LIABILITIES:
Payable for securities purchased	—	—	—	—	8,005,226
Payable for daily variation margin on future contracts	—	—	—	—	—
Accrued expenses	—	—	630	5,740	11,514
TOTAL LIABILITIES	—	—	630	5,740	8,016,740
NET ASSETS	$250,977,756	$208,341,168	$86,830,931	$385,568,948	$791,368,800
NUMBER OF SHARES OUTSTANDING (Note 4)	188,558,033	139,115,536	72,383,154	368,878,091	568,961,478
NET ASSET VALUES, offering and redemption price per share	$1.33	$1.50	$1.20	$1.05	$1.39
COMPONENTS OF NET ASSETS:
Paid-in capital	$212,853,444	$165,634,461	$86,830,565	$369,238,868	$767,620,658
Accumulated undistributed net investment income (loss)	5,452,659	3,819,966	—	5,242,832	12,580,650
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(5,056,966)	(1,796,120)	—	1,460,431	384,589
Net unrealized appreciation (depreciation) of investments and futures contracts	37,728,619	40,682,861	366	9,626,817	10,782,903
NET ASSETS	$250,977,756	$208,341,168	$86,830,931	$385,568,948	$791,368,800

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$12,649,970	$2,774,175	$4,772,209	$1,936,712	$534,758	$5,139,514	$2,461,012
Interest	22,884	3,604	6,465	2,931	1,389	15,825	47
Total income	12,672,854	2,777,779	4,778,674	1,939,643	536,147	5,155,339	2,461,059
EXPENSES:
Investment advisory fees (Note 2)	454,161	538,468	1,163,629	1,119,632	166,064	261,062	46,707
Accounting and recordkeeping expenses	181,194	32,361	41,008	38,419	7,296	92,423	14,701
Shareholders reports	101,004	18,039	22,860	21,416	4,067	51,520	8,195
Custodian expenses	20,761	32,505	8,866	10,507	2,445	22,764	2,220
Independent directors' fees and expenses	27,680	21,765	23,959	23,692	2,872	24,716	5,787
Audit	49,746	8,885	11,259	10,548	2,003	25,374	4,036
Legal and Compliance	101,706	18,165	23,018	21,565	4,095	51,877	8,252
Administrative	190,607	34,042	43,140	40,415	7,674	97,224	15,464
Licenses	32,614	5,825	7,381	6,915	1,313	16,636	2,646
Other	20,410	3,645	4,619	4,327	822	10,410	1,656
Total expenses	1,179,883	713,700	1,349,739	1,297,436	198,651	654,006	109,664
Net Investment Income (Loss)	11,492,971	2,064,079	3,428,935	642,207	337,496	4,501,333	2,351,395
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	6,006,914	7,326,378	25,769,223	13,912,091	834,464	13,403,259	(68,174)
Futures contracts	5,278,272	359,710	—	—	—	4,110,693	—
	11,285,186	7,686,088	25,769,223	13,912,091	834,464	17,513,952	(68,174)
Change in net unrealized appreciation (depreciation) of:
Investment securities	129,433,695	23,382,635	3,212,097	31,391,341	5,652,177	68,505,719	757,589
Futures contracts	(95,694)	(81,553)	—	—	—	25,756	—
	129,338,001	23,301,082	3,212,097	31,391,341	5,652,177	68,531,475	757,589
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	140,623,187	30,987,170	28,981,320	45,303,432	6,486,641	86,045,427	689,415
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,116,158	$33,051,249	$32,410,255	$45,945,639	$6,824,137	$90,546,760	$3,040,810

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.
The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$932,488	$755,937	$480,692	$2,627,046		$3,875,254		$3,460,967
Interest	1,270,834	—	—	—		—		—
Total income	2,203,322	755,937	480,692	2,627,046		3,875,254		3,460,967
EXPENSES:
Investment advisory fees (Note 2)	340,069	8,071 (a)	5,387 (a)	29,513	(a)	46,296	(a)	44,980	(a)
Accounting and recordkeeping expenses	19,043	—	—	—		—		—
Shareholders reports	10,615	—	—	—		—		—
Custodian expenses	16,624	—	—	—		—		—
Independent directors' fees and expenses	19,935	—	—	—		—		—
Audit	5,228	—	—	—		—		—
Legal and Compliance	10,689	—	—	—		—		—
Administrative	20,034	—	—	—		—		—
Licenses	3,428	—	—	—		—		—
Other	2,145	—	—	—		—		—
Total expenses	447,810	8,071	5,387	29,513		46,296		44,980
Net Investment Income (Loss)	1,755,512	747,866	475,305	2,597,533		3,828,958		3,415,987
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,775,588	541,066	413,015	2,735,900		2,122,884		2,311,674
Futures contracts	—	—	—	—		—		—
	1,775,588	541,066	413,015	2,735,900		2,122,884		2,311,674
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,868,755	(609,920)	(22,883)	610,367		5,023,235		7,434,319
Futures contracts	—	—	—	—		—		—
	5,868,755	(609,920)	(22,883)	610,367		5,023,235		7,434,319
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	7,644,343	(68,854)	390,132	3,346,267		7,146,119		9,745,993
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,399,855	$679,012	$865,437	$5,943,800		$10,975,077		$13,161,980

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2013 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund		Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$2,753,971		$2,045,218		$1,687,495		$2,098,921		$50,724		$2,265,450
Interest	—		—		—		—		—		—
Total income	2,753,971		2,045,218		1,687,495		2,098,921		50,724		2,265,450
EXPENSES:
Investment advisory fees (Note 2)	37,336	(a)	30,076	(a)	26,354	(a)	33,404	(a)	1,199	(a)	— (a)
Accounting and recordkeeping expenses	—		—		—		—		—		—
Shareholders reports	—		—		—		—		—		—
Custodian expenses	—		—		—		—		—		—
Independent directors' fees and expenses	—		—		—		—		—		—
Audit	—		—		—		—		—		—
Legal and Compliance	—		—		—		—		—		—
Administrative	—		—		—		—		—		—
Licenses	—		—		—		—		—		—
Other	—		—		—		—		—		—
Total expenses	37,336		30,076		26,354		33,404		1,199		—
Net Investment Income (Loss)	2,716,635		2,015,142		1,661,141		2,065,517		49,525		2,265,450
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	2,242,907		1,833,961		1,770,168		2,171,634		58,410		999,609
Futures contracts	—		—		—		—		—		—
	2,242,907		1,833,961		1,770,168		2,171,634		58,410		999,609
Change in net unrealized appreciation (depreciation) of:
Investment securities	7,482,896		7,122,287		6,615,125		8,570,791		226,127		(1,498,903)
Futures contracts	—		—		—		—		—		—
	7,482,896		7,122,287		6,615,125		8,570,791		226,127		(1,498,903)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	9,725,803		8,956,248		8,385,293		10,742,425		284,537		(499,294)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,442,438		$10,971,390		$10,046,434		$12,807,942		$334,062		$1,766,156

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$5,314,644		$3,670,821		$—	$—	$—
Interest	—		—		49,406	6,218,278	14,521,359
Total income	5,314,644		3,670,821		49,406	6,218,278	14,521,359
EXPENSES:
Investment advisory fees (Note 2)	—	(a)	—	(a)	64,622	765,607	1,518,483
Accounting and recordkeeping expenses	—		—		9,020	48,080	100,910
Shareholders reports	—		—		5,029	26,801	56,251
Custodian expenses	—		—		4,175	7,686	20,837
Independent directors' fees and expenses	—		—		18,446	22,436	24,199
Audit	—		—		2,477	13,200	27,705
Legal and Compliance	—		—		5,064	26,987	56,642
Administrative	—		—		9,489	50,577	106,152
Licenses	—		—		1,624	8,654	18,164
Other	—		—		1,016	5,416	11,366
Total expenses	—		—		120,962	975,444	1,940,709
Net Investment Income (Loss)	5,314,644		3,670,821		(71,556)	5,242,834	12,580,650
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	2,601,664		3,024,242		182	1,460,431	384,589
Futures contracts	—		—		—	—	—
	2,601,664		3,024,242		182	1,460,431	384,589
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,671,652		11,751,135		(17)	(12,427,484)	(29,773,607)
Futures contracts	—		—		—	—	—
	5,671,652		11,751,135		(17)	(12,427,484)	(29,773,607)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	8,273,316		14,775,377		165	(10,967,053)	(29,389,018)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,587,960		$18,446,198		$(71,391)	$(5,724,219)	$(16,808,368)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$11,492,971	$21,170,353	$2,064,079	$3,947,441	$3,428,935	$4,715,594
Net realized gain (loss) on investments and futures contracts	11,285,186	8,636,391	7,686,088	11,203,300	25,769,223	9,522,047
Change in net unrealized appreciation (depreciation) of investments and futures contracts	129,338,001	120,836,778	23,301,082	20,610,035	3,212,097	25,862,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	152,116,158	150,643,522	33,051,249	35,760,776	32,410,255	40,099,739
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(20,933,073)	(82,879)	(3,842,108)	—	(4,127,875)	—
From capital gains	(7,783,230)	—	(3,028,172)	—	—	—
Total distributions	(28,716,303)	(82,879)	(6,870,280)	—	(4,127,875)	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	68,918,758	128,222,096	1,778,696	4,607,747	11,400,939	19,621,802
Dividends reinvested	28,716,303	82,879	6,870,280	—	4,127,875	—
Cost of shares redeemed	(36,554,738)	(98,936,936)	(11,766,783)	(34,381,245)	(9,114,274)	(28,901,746)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	61,080,323	29,368,039	(3,117,807)	(29,773,498)	6,414,540	(9,279,944)
INCREASE (DECREASE) IN NET ASSETS	184,480,178	179,928,682	23,063,162	5,987,278	34,696,920	30,819,795
NET ASSETS, BEGINNING OF PERIOD	1,108,587,065	928,658,383	256,238,090	250,250,812	290,334,933	259,515,138
NET ASSETS, END OF PERIOD	$1,293,067,243	$1,108,587,065	$279,301,252	$256,238,090	$325,031,853	$290,334,933
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$10,859,636	$20,255,515	$2,063,018	$3,679,239	$4,053,090	$3,652,524
OTHER INFORMATION:
Shares outstanding at the beginning of period	462,559,004	449,187,528	138,745,627	155,472,750	215,294,961	222,210,260
Shares sold	26,677,041	55,632,510	895,745	2,610,859	7,900,691	15,286,892
Shares issued as reinvestment of dividends	11,496,813	33,876	3,579,510	—	2,898,038	—
Shares redeemed	(14,206,891)	(42,294,910)	(5,969,659)	(19,337,982)	(6,287,051)	(22,202,191)
Net increase (decrease)	23,966,963	13,371,476	(1,494,404)	(16,727,123)	4,511,678	(6,915,299)
Shares outstanding at the end of period	486,525,967	462,559,004	137,251,223	138,745,627	219,806,639	215,294,961

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$642,207	$(220,604)	$337,496	$703,208	$4,501,333	$8,558,865
Net realized gain (loss) on investments and futures contracts	13,912,091	23,128,237	834,464	1,555,614	17,513,952	21,740,847
Change in net unrealized appreciation (depreciation) of investments and futures contracts	31,391,341	(7,462,891)	5,652,177	3,273,963	68,531,475	61,145,112
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,945,639	15,444,742	6,824,137	5,532,785	90,546,760	91,444,824
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(651,813)	—	(7,797,143)	—
From capital gains	(24,133,834)	(2,029,204)	(913,715)	—	(21,299,614)	(21,609,254)
Total distributions	(24,133,834)	(2,029,204)	(1,565,528)	—	(29,096,757)	(21,609,254)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	15,388,894	19,735,745	6,709,464	4,057,048	67,623,033	65,051,670
Dividends reinvested	24,133,834	2,029,204	1,565,528	—	29,096,757	21,609,254
Cost of shares redeemed	(8,643,951)	(34,429,438)	(2,647,944)	(7,343,207)	(15,875,385)	(51,854,450)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	30,878,777	(12,664,489)	5,627,048	(3,286,159)	80,844,405	34,806,474
INCREASE (DECREASE) IN NET ASSETS	52,690,582	751,049	10,885,657	2,246,626	142,294,408	104,642,044
NET ASSETS, BEGINNING OF PERIOD	272,179,788	271,428,739	53,215,170	50,968,544	609,965,468	505,323,424
NET ASSETS, END OF PERIOD	$324,870,370	$272,179,788	$64,100,827	$53,215,170	$752,259,876	$609,965,468
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$455,041	$(187,166)	$338,934	$651,813	$4,500,032	$7,797,145
OTHER INFORMATION:
Shares outstanding at the beginning of period	223,008,469	233,295,435	43,126,278	45,857,125	374,064,073	352,190,597
Shares sold	12,175,573	16,097,180	5,087,093	3,444,439	38,670,541	41,371,686
Shares issued as reinvestment of dividends	19,958,695	1,558,473	1,199,985	—	17,018,394	13,224,814
Shares redeemed	(6,832,050)	(27,942,619)	(1,989,392)	(6,175,286)	(9,139,931)	(32,723,024)
Net increase (decrease)	25,302,218	(10,286,966)	4,297,686	(2,730,847)	46,549,004	21,873,476
Shares outstanding at the end of period	248,310,687	223,008,469	47,423,964	43,126,278	420,613,077	374,064,073

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,351,395	$2,689,340	$1,755,512	$3,659,105	$747,866	$(6,543)
Net realized gain (loss) on investments and futures contracts	(68,174)	7,603	1,775,588	6,660,921	541,066	555,644
Change in net unrealized appreciation (depreciation) of investments and futures contracts	757,589	12,017,697	5,868,755	8,092,224	(609,920)	1,185,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,040,810	14,714,640	9,399,855	18,412,250	679,012	1,734,377
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(2,689,340)	(21,570)	(3,658,493)	(26,332)	—	(598,298)
From capital gains	—	(73,270)	—	—	(542,068)	(555,974)
Total distributions	(2,689,340)	(94,840)	(3,658,493)	(26,332)	(542,068)	(1,154,272)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	15,919,176	35,280,034	4,889,230	5,437,089	6,705,396	10,767,924
Dividends reinvested	2,689,340	94,840	3,658,493	26,332	542,068	1,154,272
Cost of shares redeemed	(2,638,159)	(4,207,992)	(7,963,973)	(15,304,827)	(4,340,049)	(4,528,143)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	15,970,357	31,166,882	583,750	(9,841,406)	2,907,415	7,394,053
INCREASE (DECREASE) IN NET ASSETS	16,321,827	45,786,682	6,325,112	8,544,512	3,044,359	7,974,158
NET ASSETS, BEGINNING OF PERIOD	114,547,959	68,761,277	169,597,033	161,052,521	31,243,247	23,269,089
NET ASSETS, END OF PERIOD	$130,869,786	$114,547,959	$175,922,145	$169,597,033	$34,287,606	$31,243,247
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,351,395	$2,689,340	$1,755,931	$3,658,494	$755,144	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	161,874,441	114,779,271	103,273,971	109,476,608	29,130,938	22,240,340
Shares sold	21,926,254	53,370,157	2,873,585	3,423,758	6,187,048	10,009,508
Shares issued as reinvestment of dividends	3,779,424	139,262	2,210,343	15,920	505,868	1,079,456
Shares redeemed	(3,578,252)	(6,414,249)	(4,717,218)	(9,642,315)	(3,995,156)	(4,198,366)
Net increase (decrease)	22,127,426	47,095,170	366,710	(6,202,637)	2,697,760	6,890,598
Shares outstanding at the end of period	184,001,867	161,874,441	103,640,681	103,273,971	31,828,698	29,130,938

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$475,305	$(6,410)	$2,597,533	$(32,828)	$3,828,958	$(47,226)
Net realized gain (loss) on investments and futures contracts	413,015	1,532,453	2,735,900	5,701,617	2,122,884	4,534,309
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(22,883)	405,469	610,367	4,314,404	5,023,235	10,658,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	865,437	1,931,512	5,943,800	9,983,193	10,975,077	15,145,660
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(501,103)	—	(2,132,730)	—	(2,712,014)
From capital gains	(1,047,363)	(711,769)	(4,933,865)	(705,161)	(4,150,732)	(463,425)
Total distributions	(1,047,363)	(1,212,872)	(4,933,865)	(2,837,891)	(4,150,732)	(3,175,439)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	2,197,384	4,340,735	11,527,339	25,217,670	22,570,070	42,854,810
Dividends reinvested	1,047,363	1,212,872	4,933,865	2,837,891	4,150,732	3,175,439
Cost of shares redeemed	(2,225,282)	(5,401,605)	(8,830,518)	(13,801,345)	(3,454,466)	(6,954,660)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	1,019,465	152,002	7,630,686	14,254,216	23,266,336	39,075,589
INCREASE (DECREASE) IN NET ASSETS	837,539	870,642	8,640,621	21,399,518	30,090,681	51,045,810
NET ASSETS, BEGINNING OF PERIOD	21,452,635	20,581,993	112,337,245	90,937,727	169,030,601	117,984,791
NET ASSETS, END OF PERIOD	$22,290,174	$21,452,635	$120,977,866	$112,337,245	$199,121,282	$169,030,601
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$484,571	$—	$2,648,646	$(3)	$3,909,807	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	21,461,692	21,291,136	112,209,986	97,748,763	171,582,429	131,001,202
Shares sold	2,197,564	4,310,243	11,359,745	25,650,359	22,081,466	44,583,171
Shares issued as reinvestment of dividends	1,072,331	1,217,701	4,980,347	2,841,787	4,151,388	3,226,026
Shares redeemed	(2,214,962)	(5,357,388)	(8,655,710)	(14,030,923)	(3,365,930)	(7,227,970)
Net increase (decrease)	1,054,933	170,556	7,684,381	14,461,223	22,866,924	40,581,227
Shares outstanding at the end of period	22,516,625	21,461,692	119,894,367	112,209,986	194,449,353	171,582,429

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,415,987	$(48,419)	$2,716,635	$(42,506)	$2,015,142	$(34,751)
Net realized gain (loss) on investments and futures contracts	2,311,674	3,974,911	2,242,907	2,913,099	1,833,961	2,167,658
Change in net unrealized appreciation (depreciation) of investments and futures contracts	7,434,319	11,481,411	7,482,896	10,542,909	7,122,287	8,933,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,161,980	15,407,903	12,442,438	13,413,502	10,971,390	11,066,204
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(2,312,037)	—	(1,804,778)	—	(1,281,243)
From capital gains	(3,973,935)	(386,258)	(2,870,031)	(338,408)	(2,178,280)	(310,979)
Total distributions	(3,973,935)	(2,698,295)	(2,870,031)	(2,143,186)	(2,178,280)	(1,592,222)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	25,891,303	41,210,498	19,322,866	33,543,178	15,657,341	28,916,022
Dividends reinvested	3,973,935	2,698,295	2,870,031	2,143,186	2,178,280	1,592,222
Cost of shares redeemed	(2,457,589)	(4,336,584)	(2,172,214)	(3,918,647)	(1,139,360)	(2,335,351)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	27,407,649	39,572,209	20,020,683	31,767,717	16,696,261	28,172,893
INCREASE (DECREASE) IN NET ASSETS	36,595,694	52,281,817	29,593,090	43,038,033	25,489,371	37,646,875
NET ASSETS, BEGINNING OF PERIOD	161,770,807	109,488,990	133,272,790	90,234,757	106,698,851	69,051,976
NET ASSETS, END OF PERIOD	$198,366,501	$161,770,807	$162,865,880	$133,272,790	$132,188,222	$106,698,851
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$3,515,937	$—	$2,809,809	$—	$2,099,440	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	164,296,317	123,168,724	135,356,937	102,295,614	110,190,376	80,186,050
Shares sold	25,126,660	42,953,140	18,614,033	35,035,650	15,221,828	30,858,066
Shares issued as reinvestment of dividends	3,945,335	2,738,074	2,824,558	2,173,456	2,167,212	1,641,133
Shares redeemed	(2,369,092)	(4,563,621)	(2,091,168)	(4,147,783)	(1,084,395)	(2,494,873)
Net increase (decrease)	26,702,904	41,127,593	19,347,423	33,061,323	16,304,644	30,004,326
Shares outstanding at the end of period	190,999,221	164,296,317	154,704,360	135,356,937	126,495,020	110,190,376

(a)  For the period October 1, 2012 (commencement of operations) to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,661,141	$(31,587)	$2,065,517	$(39,291)	$49,525	$(88)
Net realized gain (loss) on investments and futures contracts	1,770,168	1,690,530	2,171,634	1,945,397	58,410	380
Change in net unrealized appreciation (depreciation) of investments and futures contracts	6,615,125	8,390,528	8,570,791	10,443,095	226,127	37,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,046,434	10,049,471	12,807,942	12,349,201	334,062	37,464
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(1,115,985)	—	(1,327,885)	—	—
From capital gains	(1,713,021)	(321,679)	(1,950,857)	(317,477)	(292)	—
Total distributions	(1,713,021)	(1,437,664)	(1,950,857)	(1,645,362)	(292)	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	12,198,958	24,156,040	16,267,421	32,120,162	5,677,415	2,086,003
Dividends reinvested	1,713,021	1,437,664	1,950,857	1,645,362	292	—
Cost of shares redeemed	(958,519)	(2,286,360)	(451,820)	(1,673,152)	(93,320)	(6,285)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	12,953,460	23,307,344	17,766,458	32,092,372	5,584,387	2,079,718
INCREASE (DECREASE) IN NET ASSETS	21,286,873	31,919,151	28,623,543	42,796,211	5,918,157	2,117,182
NET ASSETS, BEGINNING OF PERIOD	93,991,248	62,072,097	118,317,990	75,521,779	2,117,182	—
NET ASSETS, END OF PERIOD	$115,278,121	$93,991,248	$146,941,533	$118,317,990	$8,035,339	$2,117,182
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$1,742,563	$—	$2,160,720	$—	$51,774	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	97,860,427	72,819,703	123,735,275	89,009,683	2,079,203	—
Shares sold	11,896,259	26,018,178	15,922,518	34,831,930	5,132,872	2,085,610
Shares issued as reinvestment of dividends	1,709,723	1,496,046	1,952,005	1,717,895	270	—
Shares redeemed	(929,381)	(2,473,500)	(434,252)	(1,824,233)	(82,575)	(6,407)
Net increase (decrease)	12,676,601	25,040,724	17,440,271	34,725,592	5,050,567	2,079,203
Shares outstanding at the end of period	110,537,028	97,860,427	141,175,546	123,735,275	7,129,770	2,079,203

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,265,450	$22,060	$5,314,644	$38,320	$3,670,821	$17,814
Net realized gain (loss) on investments and futures contracts	999,609	2,026,952	2,601,664	2,470,199	3,024,242	2,124,556
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,498,903)	3,223,789	5,671,652	18,071,555	11,751,135	19,427,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,766,156	5,272,801	13,587,960	20,580,074	18,446,198	21,569,513
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(34,834)	(1,854,503)	(52,765)	(4,454,203)	(17,814)	(3,143,042)
From capital gains	(1,110,957)	(770,637)	(2,609,374)	(1,816,656)	(2,247,152)	(511,903)
Total distributions	(1,145,791)	(2,625,140)	(2,662,139)	(6,270,859)	(2,264,966)	(3,654,945)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	9,084,371	21,853,650	17,797,977	32,492,851	7,544,099	18,298,271
Dividends reinvested	1,145,791	2,625,140	2,662,139	6,270,859	2,264,966	3,654,945
Cost of shares redeemed	(5,441,691)	(6,841,171)	(5,613,371)	(9,891,750)	(4,566,285)	(11,239,182)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,788,471	17,637,619	14,846,745	28,871,960	5,242,780	10,714,034
INCREASE (DECREASE) IN NET ASSETS	5,408,836	20,285,280	25,772,566	43,181,175	21,424,012	28,628,602
NET ASSETS, BEGINNING OF PERIOD	86,359,906	66,074,626	225,205,190	182,024,015	186,917,156	158,288,554
NET ASSETS, END OF PERIOD	$91,768,742	$86,359,906	$250,977,756	$225,205,190	$208,341,168	$186,917,156
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,273,589	$34,836	$5,452,659	$52,765	$3,819,966	$17,814
OTHER INFORMATION:
Shares outstanding at the beginning of period	74,926,086	59,597,939	177,299,750	154,321,854	135,535,587	127,613,673
Shares sold	7,761,811	18,992,460	13,449,304	25,939,236	5,115,318	13,651,647
Shares issued as reinvestment of dividends	992,230	2,283,401	2,044,987	4,941,217	1,573,296	2,637,646
Shares redeemed	(4,647,265)	(5,947,714)	(4,236,008)	(7,902,557)	(3,108,665)	(8,367,379)
Net increase (decrease)	4,106,776	15,328,147	11,258,283	22,977,896	3,579,949	7,921,914
Shares outstanding at the end of period	79,032,862	74,926,086	188,558,033	177,299,750	139,115,536	135,535,587

The accompanying notes are an integral part of these financial statements.

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(71,556)	$(169,628)	$5,242,834	$10,236,773	$12,580,650	$23,755,260
Net realized gain (loss) on investments and futures contracts	182	697	1,460,431	830,806	384,589	8,488,978
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(17)	10,164	(12,427,484)	268,254	(29,773,607)	5,009,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,391)	(158,767)	(5,724,219)	11,335,833	(16,808,368)	37,253,375
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(10,236,774)	(140,268)	(23,755,259)	(187,178)
From capital gains	—	—	(830,806)	(844,782)	(1,270,568)	—
Total distributions	—	—	(11,067,580)	(985,050)	(25,025,827)	(187,178)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,575,453	11,061,565	22,534,697	76,269,600	93,525,329	133,212,776
Dividends reinvested	—	—	11,067,580	985,050	25,025,827	187,178
Cost of shares redeemed	(9,605,837)	(21,561,315)	(18,557,764)	(38,621,808)	(38,094,533)	(52,819,070)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(3,030,384)	(10,499,750)	15,044,513	38,632,842	80,456,623	80,580,884
INCREASE (DECREASE) IN NET ASSETS	(3,101,775)	(10,658,517)	(1,747,286)	48,983,625	38,622,428	117,647,081
NET ASSETS, BEGINNING OF PERIOD	89,932,706	100,591,223	387,316,234	338,332,609	752,746,372	635,099,291
NET ASSETS, END OF PERIOD	$86,830,931	$89,932,706	$385,568,948	$387,316,234	$791,368,800	$752,746,372
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$—	$—	$5,242,832	$10,236,772	$12,580,650	$23,755,259
OTHER INFORMATION:
Shares outstanding at the beginning of period	74,907,971	83,650,118	354,712,016	319,283,521	512,445,634	457,267,817
Shares sold	5,479,441	9,206,365	21,063,979	70,450,344	65,420,117	92,161,939
Shares issued as reinvestment of dividends	—	—	10,449,216	909,078	17,680,249	129,380
Shares redeemed	(8,004,258)	(17,948,512)	(17,347,120)	(35,930,927)	(26,584,522)	(37,113,502)
Net increase (decrease)	(2,524,817)	(8,742,147)	14,166,075	35,428,495	56,515,844	55,177,817
Shares outstanding at the end of period	72,383,154	74,907,971	368,878,091	354,712,016	568,961,478	512,445,634

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2013 and the five years ended December 31, 2012 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund								All America Fund
	Six Months Ended June 30, 2013		Years Ended December 31,						Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$2.40		$2.07		$2.07	$1.84	$1.48	$2.41	$1.85		$1.61	$1.65	$1.42	$1.15	$1.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.05		0.04	0.03	0.03	0.04	0.02		0.03	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.25		0.28		— (f)	0.23	0.36	(0.93)	0.21		0.21	(0.02)	0.23	0.28	(0.68)
Total From Investment Operations	0.32		0.33		0.04	0.26	0.39	(0.89)	0.23		0.24	—	0.25	0.30	(0.65)
Less: Dividend Distributions: From Net Investment Income	(0.04)		—	(f)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)		—	(0.04)	(0.02)	(0.03)	(0.02)
From Capital Gains	(0.02)		—		—	—	—	(0.01)	(0.02)		—	—	—	—	(0.04)
From Return of Capital	—		—		—	—	—	—	—		—	—	—	—	—
Total Distributions	(0.06)		—		(0.04)	(0.03)	(0.03)	(0.04)	(0.05)		—	(0.04)	(0.02)	(0.03)	(0.06)
Net Asset Value, End of Period	$2.66		$2.40		$2.07	$2.07	$1.84	$1.48	$2.03		$1.85	$1.61	$1.65	$1.42	$1.15
Total Return (%)	13.64	(b)	15.94		1.88	14.68	26.13	(37.08)	13.06	(b)	14.73	0.24	17.78	25.31	(35.49)
Net Assets, End of Period ($ millions)	1,293		1,109		929	905	768	545	279		256	250	271	256	222
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.90	(c)	2.03		1.81	1.76	1.98	2.07	1.53	(c)	1.52	1.24	1.21	1.46	1.64
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.19	(c)	0.22		0.23	0.25	0.26	0.25	0.53	(c)	0.55	0.56	0.57	0.58	0.56
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.19	(c)	0.22		0.23	0.25	0.26	0.25	0.53	(c)	0.55	0.56	0.57	0.58	0.56
Portfolio Turnover Rate (%)(a)	1.46	(b)	6.45		5.26	4.50	4.29	4.70	10.73	(b)	17.37	24.67	22.71	35.15	31.03

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable
The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.35		$1.17	$1.21	$0.96	$0.75	$1.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.02	0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.12		0.16	(0.04)	0.25	0.21	(0.30)
Total From Investment Operations	0.15		0.18	(0.03)	0.26	0.22	(0.29)
Less: Dividend Distributions: From Net Investment Income	(0.02)		—	(0.01)	(0.01)	(0.01)	(0.01)
From Capital Gains	—		—	—	—	—	— (f)
From Return of Capital	—		—	—	—	— (f)	(0.01)
Total Distributions	(0.02)		—	(0.01)	(0.01)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.48		$1.35	$1.17	$1.21	$0.96	$0.75
Total Return (%)	11.13	(b)	15.46	(2.46)	27.72	29.28	(27.76)
Net Assets, End of Period ($ millions)	325		290	260	277	205	155
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.21	(c)	1.67	0.92	0.99	1.30	1.23
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.87	(c)	0.90	0.90	0.92	0.93	0.92
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.87	(c)	0.90	0.90	0.92	0.93	0.92
Portfolio Turnover Rate (%)(a)	22.07	(b)	24.71	23.34	35.34	39.03	59.64

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund									Mid Cap Value Fund
	Six Months Ended June 30, 2013		Years Ended December 31,							Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.22		$1.16	$1.19	$0.89		$0.70		$1.08	$1.23		$1.11	$1.15	$0.98	$0.79	$1.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—		— (f)	— (f)	—	(f)	—	(f)	— (f)	0.02		0.02	0.01	0.01	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.20		0.07	(0.03)	0.30		0.19		(0.36)	0.14		0.10	(0.04)	0.17	0.19	(0.41)
Total From Investment Operations	0.20		0.07	(0.03)	0.30		0.19		(0.36)	0.16		0.12	(0.03)	0.18	0.20	(0.39)
Less: Dividend Distributions: From Net Investment Income	—		—	—	—		—		—	(0.02)		—	(0.01)	(0.01)	(0.01)	(0.02)
From Capital Gains	(0.11)		(0.01)	—	—		—		(0.02)	(0.02)		—	—	—	—	—
From Return of Capital	—		—	—	—		—		—	—		—	—	—	— (f)	— (f)
Total Distributions	(0.11)		(0.01)	—	—		—		(0.02)	(0.04)		—	(0.01)	(0.01)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.31		$1.22	$1.16	$1.19		$0.89		$0.70	$1.35		$1.23	$1.11	$1.15	$0.98	$0.79
Total Return (%)	16.80	(b)	5.62	(2.28)	33.27		27.69		(34.37)	12.50	(b)	11.01	(2.12)	18.94	25.22	(32.64)
Net Assets, End of Period ($ millions)	325		272	271	281		194		147	64		53	51	55	42	30
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.43	(c)	(0.08)	(0.31)	(0.26)		(0.26)		(0.16)	1.12	(c)	1.36	1.19	1.25	1.57	1.62
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.87	(c)	0.90	0.90	0.92		0.93		0.92	0.66	(c)	0.70	0.70	0.72	0.73	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.87	(c)	0.90	0.90	0.92		0.93		0.92	0.66	(c)	0.70	0.70	0.72	0.73	0.74
Portfolio Turnover Rate (%)(a)	28.96	(b)	66.69	59.53	50.73		94.14		93.16	11.56	(b)	29.05	12.99	29.88	20.16	33.80

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.63		$1.43	$1.51	$1.24	$0.93	$1.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.02	0.02	0.01	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.21		0.24	(0.05)	0.31	0.32	(0.56)
Total From Investment Operations	0.24		0.26	(0.03)	0.32	0.33	(0.54)
Less: Dividend Distributions: From Net Investment Income	(0.02)		—	(0.02)	(0.01)	(0.01)	(0.02)
From Capital Gains	(0.06)		(0.06)	(0.03)	(0.04)	(0.01)	(0.02)
From Return of Capital	—		—	—	—	—	—
Total Distributions	(0.08)		(0.06)	(0.05)	(0.05)	(0.02)	(0.04)
Net Asset Value, End of Period	$1.79		$1.63	$1.43	$1.51	$1.24	$0.93
Total Return (%)	14.51	(b)	17.80	(1.99)	26.28	36.69	(36.31)
Net Assets, End of Period ($ millions)	752		610	505	494	377	248
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.29	(c)	1.50	1.14	1.16	1.41	1.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.19	(c)	0.22	0.23	0.25	0.26	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.19	(c)	0.22	0.23	0.25	0.26	0.25
Portfolio Turnover Rate (%)(a)	6.24	(b)	12.98	15.98	13.29	15.41	22.66

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	International Fund								Composite Fund
	Six Months Ended June 30, 2013		Years Ended December 31,						Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008	(Unaudited)		2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$0.71		$0.60		$0.71	$0.67	$0.55	$0.95	$1.64		$1.47		$1.50	$1.39	$1.20	$1.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.02		0.02	0.02	0.01	0.02	0.05		0.04		0.04	0.04	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.01)		0.09		(0.11)	0.04	0.13	(0.40)	0.05		0.13		—	0.11	0.19	(0.40)
Total From Investment Operations	0.02		0.11		(0.09)	0.06	0.14	(0.38)	0.10		0.17		0.04	0.15	0.23	(0.36)
Less: Dividend Distributions: From Net Investment Income	(0.02)		—	(f)	(0.02)	(0.02)	(0.01)	(0.02)	(0.04)		—	(f)	(0.07)	(0.04)	(0.04)	(0.04)
From Capital Gains	—		—	(f)	— (f)	—	—	— (f)	—		—		—	—	—	—
From Return of Capital	—		—		—	—	(0.01)	—	—		—		—	—	—	—
Total Distributions	(0.02)		—		(0.02)	(0.02)	(0.02)	(0.02)	(0.04)		—		(0.07)	(0.04)	(0.04)	(0.04)
Net Asset Value, End of Period	$0.71		$0.71		$0.60	$0.71	$0.67	$0.55	$1.70		$1.64		$1.47	$1.50	$1.39	$1.20
Total Return (%)	2.79	(b)	18.24		(12.60)	8.32	25.22	(40.06)	5.60	(b)	11.65		2.84	11.02	18.45	(22.51)
Net Assets, End of Period ($ millions)	131		115		69	61	33	12	176		170		161	167	166	150
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.77	(c)	3.20		3.24	3.48	3.45	5.17	2.05	(c)	2.17		2.22	2.26	2.74	3.01
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.18	(c)	0.21		0.23	0.24	0.25	0.20	0.52	(c)	0.55		0.56	0.57	0.58	0.57
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.18	(c)	0.21		0.23	0.24	0.25	0.20	0.52	(c)	0.55		0.56	0.57	0.58	0.57
Portfolio Turnover Rate (%)(a)	0.72	(b)	0.28		1.44	9.17	4.95	—	10.70	(b)	25.42		22.69	36.00	31.73	37.98

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Retirement Income Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$1.07		$1.05	$1.03	$0.97	$0.83		$0.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.03	0.02	0.03		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.07	0.02	0.07	0.11		(0.13)
Total From Investment Operations	0.03		0.07	0.05	0.09	0.14		(0.10)
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.02)	—	(f)	(0.03)
From Capital Gains	(0.02)		(0.02)	— (f)	(0.01)	—		— (f)
From Return of Capital	—		—	—	—	—		—
Total Distributions	(0.02)		(0.05)	(0.03)	(0.03)	—		(0.03)
Net Asset Value, End of Period	$1.08		$1.07	$1.05	$1.03	$0.97		$0.83
Total Return (%)	2.21	(b)	7.15	4.72	9.04	16.25		(9.61)
Net Assets, End of Period ($ millions)	34		31	23	18	9		4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.63	(c)	(0.03)	3.03	3.65	4.39		5.42
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05	0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05	0.05		0.05
Portfolio Turnover Rate (%)(a)	11.62	(b)	18.07	23.77	17.62	35.31		82.92

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund									2015 Retirement Fund
	Six Months Ended June 30, 2013		Years Ended December 31,							Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008	(Unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$1.00		$0.97	$0.96	$0.87		$0.74		$0.94	$1.00		$0.93	$0.93		$0.83		$0.70		$0.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.02	0.02		0.02		0.03	0.02		— (f)	0.02		0.02		0.02		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.09	0.01	0.07		0.13		(0.20)	0.03		0.10	—	(f)	0.08		0.13		(0.22)
Total From Investment Operations	0.04		0.09	0.03	0.09		0.15		(0.17)	0.05		0.10	0.02		0.10		0.15		(0.19)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.02)	—	(f)	(0.02)		(0.03)	—		(0.02)	(0.02)		—	(f)	(0.02)		(0.03)
From Capital Gains	(0.05)		(0.04)	— (f)	—	(f)	—	(f)	— (f)	(0.04)		(0.01)	—	(f)	—	(f)	—	(f)	—
From Return of Capital	—		—	—	—		—	(f)	—	—		—	—		—		—	(f)	— (f)
Total Distributions	(0.05)		(0.06)	(0.02)	—		(0.02)		(0.03)	(0.04)		(0.03)	(0.02)		—		(0.02)		(0.03)
Net Asset Value, End of Period	$0.99		$1.00	$0.97	$0.96		$0.87		$0.74	$1.01		$1.00	$0.93		$0.93		$0.83		$0.70
Total Return (%)	4.08	(b)	9.69	3.08	11.36		19.79		(17.45)	5.20	(b)	10.59	2.09		12.27		21.27		(21.01)
Net Assets, End of Period ($ millions)	22		21	21	19		15		8	121		112	91		78		44		20
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.41	(c)	(0.03)	2.41	2.67		3.51		5.36	4.40	(c)	(0.03)	2.53		2.79		3.45		4.65
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05		0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05		0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	9.39	(b)	26.61	21.22	18.31		38.17		32.37	5.90	(b)	19.59	8.10		5.64		26.96		21.47

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2020 Retirement Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$0.99		$0.90	$0.91	$0.80		$0.66		$0.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.02	0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		0.11	(0.01)	0.09		0.14		(0.25)
Total From Investment Operations	0.05		0.11	0.01	0.11		0.16		(0.23)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.02)	—	(f)	(0.02)		(0.02)
From Capital Gains	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—
From Return of Capital	—		—	—	—		—	(f)	— (f)
Total Distributions	(0.02)		(0.02)	(0.02)	—		(0.02)		(0.02)
Net Asset Value, End of Period	$1.02		$0.99	$0.90	$0.91		$0.80		$0.66
Total Return (%)	6.39	(b)	11.69	1.55	13.90		23.18		(24.81)
Net Assets, End of Period ($ millions)	199		169	118	90		50		21
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.14	(c)	(0.03)	2.63	2.76		3.61		4.73
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	0.92	(b)	9.89	4.73	2.62		13.70		14.74

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund									2030 Retirement Fund
	Six Months Ended June 30, 2013		Years Ended December 31,							Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008	(Unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$0.98		$0.89	$0.90	$0.78		$0.64		$0.92	$0.98		$0.88	$0.90	$0.77		$0.62		$0.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.02	0.02		0.02		0.02	0.02		— (f)	0.02	0.02		0.01		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		0.11	(0.02)	0.10		0.14		(0.28)	0.07		0.12	(0.02)	0.11		0.15		(0.30)
Total From Investment Operations	0.08		0.11	—	0.12		0.16		(0.26)	0.09		0.12	—	0.13		0.16		(0.28)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.01)	—	(f)	(0.02)		(0.02)	—		(0.02)	(0.02)	—	(f)	(0.01)		(0.02)
From Capital Gains	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—
From Return of Capital	—		—	—	—		—	(f)	— (f)	—		—	—	—		—	(f)	— (f)
Total Distributions	(0.02)		(0.02)	(0.01)	—		(0.02)		(0.02)	(0.02)		(0.02)	(0.02)	—		(0.01)		(0.02)
Net Asset Value, End of Period	$1.04		$0.98	$0.89	$0.90		$0.78		$0.64	$1.05		$0.98	$0.88	$0.90		$0.77		$0.62
Total Return (%)	7.95	(b)	12.90	0.83	15.49		25.10		(28.32)	9.08	(b)	13.69	0.21	16.59		26.47		(29.95)
Net Assets, End of Period ($ millions)	198		162	109	81		42		15	163		133	90	67		35		12
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.80	(c)	(0.04)	2.49	2.50		3.25		5.06	3.64	(c)	(0.04)	2.37	2.37		3.07		4.61
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	0.67	(b)	8.59	2.52	3.16		9.21		10.06	0.94	(b)	7.61	2.66	1.74		8.96		12.34

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2035 Retirement Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$0.97		$0.86	$0.88	$0.75		$0.60		$0.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.01	0.01		0.01		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.08		0.13	(0.02)	0.12		0.15		(0.32)
Total From Investment Operations	0.10		0.13	(0.01)	0.13		0.16		(0.30)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.01)	—	(f)	(0.01)		(0.02)
From Capital Gains	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—
From Return of Capital	—		—	—	—		—	(f)	— (f)
Total Distributions	(0.02)		(0.02)	(0.01)	—		(0.01)		(0.02)
Net Asset Value, End of Period	$1.05		$0.97	$0.86	$0.88		$0.75		$0.60
Total Return (%)	9.99	(b)	14.39	(0.63)	17.66		27.05		(32.53)
Net Assets, End of Period ($ millions)	132		107	69	53		27		9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.35	(c)	(0.04)	2.17	2.20		2.74		4.21
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	0.57	(b)	6.51	2.78	1.47		6.27		7.62

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund									2045 Retirement Fund
	Six Months Ended June 30, 2013		Years Ended December 31,							Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010		2009		2008	(Unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$0.96		$0.85	$0.88	$0.74		$0.59		$0.91	$0.96		$0.85	$0.88	$0.74		$0.59		$0.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		— (f)	0.01	0.01		0.01		0.02	0.02		— (f)	0.01	0.01		0.01		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.08		0.13	(0.03)	0.13		0.15		(0.32)	0.08		0.13	(0.03)	0.13		0.15		(0.32)
Total From Investment Operations	0.10		0.13	(0.02)	0.14		0.16		(0.30)	0.10		0.13	(0.02)	0.14		0.16		(0.30)
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.01)	—	(f)	(0.01)		(0.02)	—		(0.02)	(0.01)	—	(f)	(0.01)		(0.02)
From Capital Gains	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—	(0.02)		— (f)	— (f)	—	(f)	—	(f)	—
From Return of Capital	—		—	—	—		—	(f)	— (f)	—		—	—	—		—	(f)	— (f)
Total Distributions	(0.02)		(0.02)	(0.01)	—		(0.01)		(0.02)	(0.02)		(0.02)	(0.01)	—		(0.01)		(0.02)
Net Asset Value, End of Period	$1.04		$0.96	$0.85	$0.88		$0.74		$0.59	$1.04		$0.96	$0.85	$0.88		$0.74		$0.59
Total Return (%)	10.44	(b)	14.63	(1.24)	18.38		27.84		(32.75)	10.53	(b)	14.45	(1.45)	18.57		27.55		(32.90)
Net Assets, End of Period ($ millions)	115		94	62	47		23		6	147		118	76	54		25		7
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.15	(c)	(0.04)	2.09	2.13		2.75		4.20	3.09	(c)	(0.04)	2.09	2.14		2.61		4.49
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05		0.05		0.05	0.05	(c)	0.05	0.05	0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	0.35	(b)	4.99	2.28	1.37		5.79		7.79	0.07	(b)	4.03	1.97	1.04		7.87		6.77

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2050 Retirement Fund				Conservative Allocation Fund
	Six Months Ended June 30, 2013		Period Ended December 31,		Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012(e)		(Unaudited)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$1.02		$1.00		$1.15		$1.11	$1.08	$0.99		$0.89	$1.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01		—	(f)	0.01		— (f)	0.03	0.03		0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.10		0.02		0.02		0.08	0.03	0.06		0.11	(0.14)
Total From Investment Operations	0.11		0.02		0.03		0.08	0.06	0.09		0.14	(0.10)
Less: Dividend Distributions: From Net Investment Income	—		—		—	(f)	(0.03)	(0.03)	—	(f)	(0.03)	(0.04)
From Capital Gains	—	(f)	—		(0.02)		(0.01)	— (f)	—	(f)	(0.01)	— (f)
From Return of Capital	—		—		—		—	—	—		—	—
Total Distributions	—	(f)	—		(0.02)		(0.04)	(0.03)	—		(0.04)	(0.04)
Net Asset Value, End of Period	$1.13		$1.02		$1.16		$1.15	$1.11	$1.08		$0.99	$0.89
Total Return (%)	10.70	(b)	1.83	(b)	2.08	(b)	7.44	5.79	9.34		15.94	(10.19)
Net Assets, End of Period ($ millions)	8		2		92		86	66	52		38	24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.06	(c)	(0.01	)(b)	5.10	(c)	0.03	3.40	3.47		4.24	4.04
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	(c)	—		—	—	—		—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	(c)	—		—	—	—		—	—
Portfolio Turnover Rate (%)(a)	0.88	(b)	0.76	(b)	4.83	(b)	10.14	12.14	20.11		14.24	38.30

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Fund								Aggressive Allocation Fund
	Six Months Ended June 30, 2013		Years Ended December 31,						Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009		2008	(Unaudited)		2012		2011	2010		2009	2008
Net Asset Value, Beginning of Period	$1.27		$1.18	$1.16	$1.03	$0.88		$1.14	$1.38		$1.24		$1.24	$1.06		$0.86	$1.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—		— (f)	0.03	0.03	0.03		0.03	—		—	(f)	0.02	0.02		0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		0.13	0.02	0.11	0.15		(0.25)	0.14		0.17		— (f)	0.16		0.20	(0.37)
Total From Investment Operations	0.07		0.13	0.05	0.14	0.18		(0.22)	0.14		0.17		0.02	0.18		0.22	(0.35)
Less: Dividend Distributions: From Net Investment Income	—	(f)	(0.03)	(0.03)	— (f)	(0.03)		(0.03)	—	(f)	(0.03)		(0.02)	—	(f)	(0.02)	(0.02)
From Capital Gains	(0.01)		(0.01)	— (f)	(0.01)	—	(f)	(0.01)	(0.02)		—	(f)	—	—		— (f)	(0.01)
From Return of Capital	—		—	—	—	—	(f)	—	—		—		—	—		—	— (f)
Total Distributions	(0.01)		(0.04)	(0.03)	(0.01)	(0.03)		(0.04)	(0.02)		(0.03)		(0.02)	—		(0.02)	(0.03)
Net Asset Value, End of Period	$1.33		$1.27	$1.18	$1.16	$1.03		$0.88	$1.50		$1.38		$1.24	$1.24		$1.06	$0.86
Total Return (%)	5.99	(b)	10.90	4.19	13.11	21.27		(19.85)	9.86	(b)	13.41		2.31	17.02		25.64	(28.20)
Net Assets, End of Period ($ millions)	251		225	182	163	125		90	208		187		158	147		117	81
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.45	(c)	0.02	2.68	2.73	3.22		3.14	3.70	(c)	0.01		2.13	2.07		2.44	2.41
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	—		—	—	—	—		—	—		—		—	—		—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	—		—	—	—	—		—	—		—		—	—		—	—
Portfolio Turnover Rate (%)(a)	1.74	(b)	8.11	11.21	15.68	15.29		25.21	1.72	(b)	7.82		7.73	12.91		11.70	20.56

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable
The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012		2011		2010	2009		2008
Net Asset Value, Beginning of Period	$1.20		$1.20		$1.20		$1.21	$1.21		$1.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—		—	(f)	—	(f)	— (f)	—	(f)	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—		—	(f)	—	(f)	(0.01)	—	(f)	—	(f)
Total From Investment Operations	—		—		—		(0.01)	—		0.03
Less: Dividend Distributions: From Net Investment Income	—		—		—		—	—	(f)	(0.03)
From Capital Gains	—		—		—		—	—	(f)	—	(f)
From Return of Capital	—		—		—		—	—		—
Total Distributions	—		—		—		—	—		(0.03)
Net Asset Value, End of Period	$1.20		$1.20		$1.20		$1.20	$1.21		$1.21
Total Return (%)	(0.07	)(b)	(0.17)		(0.17)		(0.14)	(0.08)		2.34
Net Assets, End of Period ($ millions)	87		90		101		109	119		201
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.17	)(c)	(0.18)		(0.17)		(0.15)	(0.04)		2.38
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.28	(c)	0.30		0.31		0.32	0.33		0.32
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.28	(c)	0.30		0.31		0.32	0.33		0.32
Portfolio Turnover Rate (%)(a)	NA		NA		NA		NA	NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Term Bond Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.09		$1.06		$1.03	$1.00	$0.94	$0.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.04		0.03		0.03	0.04	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.05)		—	(f)	0.03	0.02	0.07	(0.02)
Total From Investment Operations	(0.01)		0.03		0.06	0.06	0.11	0.02
Less: Dividend Distributions: From Net Investment Income	(0.03)		—	(f)	(0.03)	(0.03)	(0.04)	(0.04)
From Capital Gains	—	(f)	—	(f)	—	— (f)	(0.01)	—
Total Distributions	(0.03)		—		(0.03)	(0.03)	(0.05)	(0.04)
Net Asset Value, End of Period	$1.05		$1.09		$1.06	$1.03	$1.00	$0.94
Total Return (%)	(1.46	)(b)	3.33		6.34	6.93	11.22	1.84
Net Assets, End of Period ($ millions)	386		387		338	298	234	183
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.74	(c)	2.94		3.02	3.66	4.16	4.27
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.51	(c)	0.55		0.55	0.57	0.58	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.51	(c)	0.55		0.55	0.57	0.58	0.55
Portfolio Turnover Rate (%)(a)	16.51	(b)	14.30		23.69	16.70	30.76	34.95

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.47		$1.39		$1.34	$1.30	$1.18	$1.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.05		0.05	0.05	0.05	0.07
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.10)		0.03		0.05	0.04	0.12	(0.09)
Total From Investment Operations	(0.03)		0.08		0.10	0.09	0.17	(0.02)
Less: Dividend Distributions: From Net Investment Income	(0.05)		—	(f)	(0.05)	(0.05)	(0.05)	(0.07)
From Capital Gains	—	(f)	—		—	—	—	—
Total Distributions	(0.05)		—		(0.05)	(0.05)	(0.05)	(0.07)
Net Asset Value, End of Period	$1.39		$1.47		$1.39	$1.34	$1.30	$1.18
Total Return (%)	(2.04	)(b)	5.79		7.30	7.29	14.61	(1.75)
Net Assets, End of Period ($ millions)	791		753		635	597	488	372
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.27	(c)	3.55		3.61	3.81	4.62	5.05
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.50	(c)	0.55		0.55	0.57	0.58	0.56
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(c)	0.55		0.55	0.57	0.58	0.56
Portfolio Turnover Rate (%)(a)	16.89	(b)	28.89		30.24	40.33	46.27	23.76

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2013, there were 24 active Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund and 2050 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, "Allocation Funds"). The International Fund and the Retirement Funds (other than the 2050 Retirement Fund) commenced operations on November 5, 2007. The 2050 Retirement Fund commenced operations on October 1, 2012.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Retirement Funds and Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2013, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2013. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of June 30, 2013, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value: (See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,255,748,859	—	—	$1,255,748,859
Short-Term Debt Securities	—	$35,748,115	—	$35,748,115
Temporary Cash Investments	—	$35,300	—	$35,300
	$1,255,748,859	$35,783,415	—	$1,291,532,274
All America Fund
Common Stock-Indexed	$139,204,897	—	—	$139,204,897
Common Stock-Active	$133,056,922	—	—	$133,056,922
Convertible Preferred Stock-Active	$130,918	—	—	$130,918
Short-Term Debt Securities-Indexed	—	$3,499,645	—	$3,499,645
Short-Term Debt Securities-Active	—	$2,149,884	—	$2,149,884
Temporary Cash Investments	—	$1,564,300	—	$1,564,300
	$272,392,737	$7,213,829	—	$279,606,566
Small Cap Value Fund
Common Stock	$309,732,927	—	—	$309,732,927
Convertible Preferred Stock	$1,001,899	—	—	$1,001,899
Short-Term Debt Securities	—	$18,698,366	—	$18,698,366
	$310,734,826	$18,698,366	—	$329,433,192
Small Cap Growth Fund
Common Stock	$320,306,435	—	—	$320,306,435
Short-Term Debt Securities	—	$4,999,826	—	$4,999,826
	$320,306,435	$4,999,826	—	$325,306,261
Mid Cap Value Fund
Common Stock	$62,243,681	—	—	$62,243,681
Short-Term Debt Securities	—	$3,399,758	—	$3,399,758
	$62,243,681	$3,399,758	—	$65,643,439
Mid-Cap Equity Index Fund
Common Stock	$731,283,892	—	—	$731,283,892
Short-Term Debt Securities	—	$21,748,926	—	$21,748,926
Temporary Cash Investments	—	$500,000	—	$500,000
	$731,283,892	$22,248,926	—	$753,532,818
International Fund
Common Stock	$127,730,779	—	—	$127,730,779
Short-Term Debt Securities	—	$1,999,987	—	$1,999,987
	$127,730,779	$1,999,987		$129,730,766
Composite Fund
Common Stock	$103,890,084	—	—	$103,890,084
U.S. Government Debt	—	$9,726,577	—	$9,726,577
U.S. Government Agency Residential
Mortgage-Backed Obligations	—	$21,401,503	—	$21,401,503
Corporate Long-Term Debt	—	$32,045,296	—	$32,045,296
Short-Term Debt	—	$4,999,423	—	$4,999,423
Temporary Cash Investments	—	$3,211,500	—	$3,211,500
	$103,890,084	$71,384,299	—	$175,274,383
Retirement Income Fund
Common Stock	$34,287,661	—	—	$34,287,661
2010 Retirement Fund
Common Stock	$22,290,204	—	—	$22,290,204

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2015 Retirement Fund
Common Stock	$120,978,049	—	—	$120,978,049
2020 Retirement Fund
Common Stock	$199,121,591	—	—	$199,121,591
2025 Retirement Fund
Common Stock	$198,366,811	—	—	$198,366,811
2030 Retirement Fund
Common Stock	$162,866,138	—	—	$162,866,138
2035 Retirement Fund
Common Stock	$132,188,433	—	—	$132,188,433
2040 Retirement Fund
Common Stock	$115,278,303	—	—	$115,278,303
2045 Retirement Fund
Common Stock	$146,941,722	—	—	$146,941,722
2050 Retirement Fund
Common Stock	$8,035,347	—	—	$8,035,347
Conservative Allocation Fund
Common Stock	$91,768,742	—	—	$91,768,742
Moderate Allocation Fund
Common Stock	$250,977,756	—	—	$250,977,756
Aggressive Allocation Fund
Common Stock	$208,341,168	—	—	$208,341,168
Money Market Fund
U.S. Government Debt	—	$7,999,689	—	$7,999,689
U.S. Government Agency Short-Term Debt	—	$26,201,012	—	$26,201,012
Commercial Paper	—	$51,997,536	—	$51,997,536
Temporary Cash Investments	—	$633,300	—	$633,300
	—	$86,831,537	—	$86,831,537
Mid-Term Bond Fund
U.S. Government Debt	—	$141,296,304	—	$141,296,304
U.S. Government Agency Residential
Mortgage-Backed Obligations	—	$20,894	—	$20,894
U.S. Government Agency
Non-Mortgage-Backed Obligations	—	$42,215,744	—	$42,215,744
Corporate Debt	—	$198,030,809	—	$198,030,809
Short-Term Debt	—	$999,985	—	$999,985
Temporary Cash Investments	—	$47,200	—	$47,200
	—	$382,610,936	—	$382,610,936
Bond Fund
U.S. Government Debt	—	$58,522,234	—	$58,522,234
U.S. Government Agency Residential
Mortgage-Backed Obligations	—	$219,450,530	—	$219,450,530
U.S. Government Agency
Non-Mortgage-Backed Obligations	—	$16,799,995	—	$16,799,995
Long-Term Corporate Debt	—	$483,554,663	—	$483,554,663
Sovereign Debt	—	$4,275,482	—	$4,275,482
Short-Term Debt	—	$8,799,867	—	$8,799,867
Temporary Cash Investments	—	$224,300	—	$224,300
	—	$791,627,071	—	$791,627,071
Other Financial Instruments:*
Equity Index Fund	$(366,919)	—	—	$(366,919)
All America Fund	$(100,679)	—	—	$(100,679)
Mid-Cap Equity Index Fund	$(85,751)	—	—	$(85,751)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the six months ended June 30, 2013, there were no transfers of securities between Level 1 and Level 2.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Footnotes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2013, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $165,211,730, $153,382,933 and $15,955,348, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	40%	5%
2010 Retirement Fund	25%	11%	—	—	3%	25%	31%	5%
2015 Retirement Fund	28%	11%	2%	2%	6%	25%	26%	—
2020 Retirement Fund	33%	11%	3%	3%	9%	25%	16%	—
2025 Retirement Fund	37%	15%	4%	4%	9%	23%	8%	—
2030 Retirement Fund	40%	17%	5%	5%	10%	23%	—	—
2035 Retirement Fund	40%	20%	6%	6%	12%	16%	—	—
2040 Retirement Fund	35%	23%	8%	8%	14%	12%	—	—
2045 Retirement Fund	35%	21%	9%	9%	16%	10%	—	—
2050 Retirement Fund	35%	20%	10%	10%	17%	8%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),
Mid-Term Bond (45%).
Moderate Allocation:	Equity Index (35%), Bond (30%),
Mid-Term Bond (20%), Mid-Cap Equity Index (15%).
Aggressive Allocation:	Equity Index (45%), Bond (25%),
Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company's policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2013, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2013, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2013	$0	$0	$0	$0	$0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration**	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2013	$0	$0	$0	$0	$0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	8,069,886	0	0
2018	0	0	0	0	0
No Expiration**	0	88,647	0	0	0
Total	$0	$88,647	$8,069,886	$0	$0
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2013	$0	$0	$0	$0	$0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration**	0	0	0	0	0
Total	$0	$0	$0	$0	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
2013	$0	$0	$0	$0	$0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration**	0	0	0	0	0
Total	$0	$0	$0	$0	$0

Expiring on December 31,	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2013	$0	$0	$0	$0
2014	0	0	0	0
2015	0	0	0	0
2016	0	0	0	0
2017	0	0	0	0
2018	0	0	0	0
No Expiration**	0	0	0	0
Total	$0	$0	$0	$0

**  Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carryforward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Funds' other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11 regarding "Disclosures about Offsetting Assets and Liabilities." The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
All America, Composite, Mid-Term Bond, Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement and International Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2013, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$68,316,157	$28,469,016	$76,703,178	$100,683,779	$13,077,338
Proceeds from sales of investments	$17,257,140	$32,787,575	$66,260,619	$86,162,954	$6,706,751
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$101,344,086	$13,965,241	$17,757,797	$7,075,485	$2,648,001
Proceeds from sales of investments	$42,161,597	$903,991	$18,443,332	$3,824,883	$2,062,972
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$13,304,101	$26,318,939	$30,018,705	$23,143,955	$18,887,268
Proceeds from sales of investments	$7,051,297	$1,726,693	$1,216,201	$1,427,932	$693,029
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$14,959,490	$20,130,100	$5,727,500	$10,547,554	$23,656,168
Proceeds from sales of investments	$373,562	$98,232	$39,323	$4,362,185	$4,215,990
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$12,842,679	—	$71,262,358	$197,987,210
Proceeds from sales of investments	$3,454,313	—	$63,627,960	$131,171,389

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2013, was $510,379,547; net proceeds from sales for the six months were $513,530,748.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2013 for each of the funds were as follows.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$408,952,737	$68,828,976	$73,630,432	$72,764,050	$13,890,492
Unrealized Depreciation	(42,249,313)	(14,486,258)	(12,655,427)	(7,848,784)	(2,574,203)
Net	$366,703,424	$54,342,718	$60,975,005	$64,915,266	$11,316,289
Tax Cost of Investments	$924,828,850	$225,263,848	$268,458,187	$260,390,995	$54,327,150
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$194,134,056	$7,063,908	$30,653,291	$1,458,185	$1,661,799
Unrealized Depreciation	(26,698,503)	(2,011,872)	(4,077,829)	(557,028)	(197,662)
Net	$167,435,553	$5,052,036	$26,575,462	$901,157	$1,464,137
Tax Cost of Investments	$586,097,265	$124,678,730	$148,698,921	$33,386,504	$20,826,067

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$12,473,514	$23,995,289	$27,200,946	$25,140,245	$21,857,681
Unrealized Depreciation	(1,613,712)	(2,133,063)	(1,371,711)	(1,059,002)	(811,408)
Net	$10,859,802	$21,862,226	$25,829,235	$24,081,243	$21,046,273
Tax Cost of Investments	$110,118,247	$177,259,365	$172,537,576	$138,784,895	$111,142,160
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Unrealized Appreciation	$19,900,607	$24,866,744	$288,511	$5,441,360	$37,728,619
Unrealized Depreciation	(465,612)	(506,947)	(25,303)	(875,749)	(7,474,178)
Net	$19,434,995	$24,359,797	$263,208	$4,565,611	$30,254,441
Tax Cost of Investments	$95,843,308	$122,581,925	$7,772,139	$87,203,131	$220,723,315
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$40,682,861	$366	$14,474,099	$25,586,908
Unrealized Depreciation	(4,665,181)	0	(4,847,284)	(14,804,005)
Net	$36,017,680	$366	$9,626,815	$10,782,903
Tax Cost of Investments	$172,323,488	$86,831,171	$372,984,121	$780,844,168

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales and futures contracts.

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 28, 2013, the Board of Directors of the Investment Company increased the number of authorized shares from six billion to seven billion. Also on that date, the Board of Directors changed the number of authorized shares for the Funds as indicated by the following table. As a result of these actions, there remained 1,075,000,000 unallocated shares as of June 30, 2013.

	Authorized No. of Shares
	Previous Allocation	Allocation Increase/(Decrease)	Total Shares Allocated
Equity Index Fund	500,000,000	—	500,000,000
All America Fund	225,000,000	(25,000,000)	200,000,000
Small Cap Value Fund	350,000,000	(25,000,000)	325,000,000
Small Cap Growth Fund	350,000,000	(25,000,000)	325,000,000
Mid Cap Value Fund	100,000,000	—	100,000,000
Mid-Cap Equity Index Fund	450,000,000	—	450,000,000
International Fund	200,000,000	100,000,000	300,000,000
Composite Fund	200,000,000	(50,000,000)	150,000,000
Retirement Income Fund	50,000,000	—	50,000,000
2010 Retirement Fund	50,000,000	—	50,000,000
2015 Retirement Fund	150,000,000	—	150,000,000
2020 Retirement Fund	225,000,000	100,000,000	325,000,000
2025 Retirement Fund	175,000,000	100,000,000	275,000,000
2030 Retirement Fund	150,000,000	100,000,000	250,000,000
2035 Retirement Fund	150,000,000	75,000,000	225,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY (CONTINUED)

	Authorized No. of Shares
	Previous Allocation	Allocation Increase/(Decrease)	Total Shares Allocated
2040 Retirement Fund	150,000,000	50,000,000	200,000,000
2045 Retirement Fund	150,000,000	75,000,000	225,000,000
2050 Retirement Fund	100,000,000	—	100,000,000
Conservative Allocation Fund	100,000,000	—	100,000,000
Moderate Allocation Fund	200,000,000	—	200,000,000
Aggressive Allocation Fund	200,000,000	—	200,000,000
Money Market Fund	175,000,000	(50,000,000)	125,000,000
Mid-Term Bond Fund	350,000,000	100,000,000	450,000,000
Bond Fund	600,000,000	50,000,000	650,000,000
Sub-Total	5,350,000,000	575,000,000	5,925,000,000
Shares to be allocated at the discretion of the Board of Directors	650,000,000	425,000,000	1,075,000,000
Total	6,000,000,000	1,000,000,000	7,000,000,000

5.  DIVIDENDS

On February 15, 2013, required distributions of net investment income and, as applicable, net realized gains relating to 2012 were declared and paid for the funds (other than the Money Market Fund).

On September 13, 2012 and September 14, 2012, required distributions of net investment income and, as applicable, net realized gains relating to 2011 were declared and paid for the funds (other than the All America, Small Cap Value, Mid Cap Value and Money Market Funds) in accordance with Internal Revenue Section 855(a).

Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2013 and 2012 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2013 and 2012 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2013	$20,933,073	$3,842,108	$4,127,875	$0	$651,813
2012	$82,879	$0	$0	$0	$0
Long-Term Capital Gains
2013	$7,783,230	$3,028,172	$0	$24,133,834	$913,715
2012	$0	$0	$0	$2,029,204	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2013	$7,797,143	$2,689,340	$3,658,493	$0	$0
2012	$0	$21,604	$26,332	$598,298	$501,103
Long-Term Capital Gains
2013	$21,299,614	$0	$0	$542,068	$1,047,363
2012	$21,609,254	$73,236	$0	$555,974	$711,769

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2013	$0	$0	$0	$0	$0
2012	$2,132,730	$2,712,014	$2,312,037	$1,804,778	$1,281,243
Long-Term Capital Gains
2013	$4,933,865	$4,150,732	$3,973,935	$2,870,031	$2,178,280
2012	$705,161	$463,425	$386,258	$338,408	$310,979
	2040 Retirement Fund	2045 Retirement Equity Fund	2050 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund
Ordinary Income (a)
2013	$0	$0	$0	$34,834	$52,765
2012	$1,115,985	$1,327,885	$0	$1,854,503	$4,454,203
Long-Term Capital Gains
2013	$1,713,021	$1,950,857	$292	$1,110,957	$2,609,374
2012	$321,679	$317,477	$0	$770,637	$1,816,656
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2013	$17,814	$0	$10,236,774	$23,755,259
2012	$3,143,042	$0	$269,325	$187,178
Long-Term Capital Gains
2013	$2,247,152	$0	$821,302	$1,270,568
2012	$511,903	$0	$715,725	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2013, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$14,050,871	$2,709,031	$4,528,442	$2,174,524	$475,741
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$8,956,658	$6,600,235	$19,307,670	$11,665,353	$874,939
Net unrealized appreciation (depreciation) of investments and futures contracts	$366,703,424	$54,342,718	$60,975,006	$64,915,266	$11,316,289
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$10,049,372	$2,351,395	$1,755,930	$755,144	$484,571
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$12,179,799	$(88,647)	$(8,069,886)	$534,932	$362,420
Net unrealized appreciation (depreciation) of investments and futures contracts	$167,435,553	$5,052,036	$26,575,462	$901,157	$1,464,137

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$2,648,649	$3,909,807	$3,515,937	$2,809,809	$2,099,440
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,156,547	$1,991,270	$2,200,397	$2,110,166	$1,753,018
Net unrealized appreciation (depreciation) of investments and futures contracts	$10,859,802	$21,862,226	$25,829,235	$24,081,243	$21,046,273
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$1,742,563	$2,160,720	$56,009	$2,273,587	$5,452,659
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,688,147	$2,076,417	$52,017	$909,370	$2,417,212
Net unrealized appreciation (depreciation) of investments and futures contracts	$19,434,995	$24,359,797	$263,208	$4,565,611	$30,254,441
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$3,819,966	$0	$5,425,642	$12,580,650
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,869,061	$0	$1,277,623	$384,589
Net unrealized appreciation (depreciation) of investments and futures contracts	$36,017,680	$366	$9,626,815	$10,782,903

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for partnerships, REIT securities, non-deductible net operating loss, and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2013, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$44,223	$161,808	$1,099,506	$0	$1,438
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(44,223)	$(161,808)	$(1,099,506)	$(310,941)	$(1,438)
Paid in capital	$0	$0	$0	$310,941	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(1,303)	$0	$418	$7,278	$9,266
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$1,303	$0	$(418)	$(7,278)	$(9,266)
Paid in capital	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$51,116	$80,849	$99,950	$93,174	$84,298
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(51,116)	$(80,849)	$(99,950)	$(93,174)	$(84,298)
Paid in capital	$0	$0	$0	$0	$0
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$81,422	$95,203	$2,249	$8,137	$138,015
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(81,422)	$(95,203)	$(2,249)	$(8,137)	$(138,015)
Paid in capital	$0	$0	$0	$0	$0
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$149,145	$71,556	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(149,145)	$(182)	$0	$0
Paid in capital	$0	$(71,374)	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, distributions from partnerships, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2013. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Investment Corporation
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 28, 2013, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2012, the Adviser had approximately $12 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2012, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

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ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.8%)
Abercrombie & Fitch Co. Cl A	6,947	314,352
Amazon.com, Inc.*	31,988	8,882,748
AutoNation, Inc.*	3,469	150,520
AutoZone, Inc.*	3,211	1,360,469
Bed Bath & Beyond, Inc.*	19,095	1,353,836
Best Buy Co., Inc.	23,494	642,091
BorgWarner, Inc.*	10,083	868,650
Cablevision Systems Corp. Cl A	18,800	316,216
CarMax, Inc.*	19,906	918,861
Carnival Corp.	38,957	1,335,836
CBS Corp. Cl B	49,911	2,439,151
Chipotle Mexican Grill, Inc.*	2,747	1,000,869
Coach, Inc.	24,946	1,424,167
Comcast Corp. Cl A	226,644	9,491,851
D.R. Horton, Inc.	25,781	548,620
Darden Restaurants, Inc.	11,728	592,029
Delphi Automotive PLC	25,731	1,304,304
DIRECTV*	47,916	2,952,584
Discovery Communications, Inc. Cl A*	21,286	1,643,492
Disney (Walt) Co.	156,329	9,872,176
Dollar General Corp.*	26,297	1,326,158
Dollar Tree, Inc.*	19,393	985,940
Expedia, Inc.	8,278	497,922
Family Dollar Stores, Inc.	8,319	518,357
Ford Motor Co.	344,641	5,331,596
Fossil Group, Inc.*	4,713	486,900
GameStop Corp. Cl A	10,485	440,685
Gannett Co., Inc.	19,949	487,953
Gap, Inc.	25,333	1,057,146
Garmin Ltd.	9,528	344,532
General Motors Co.*	68,168	2,270,676
Genuine Parts Co.	13,618	1,063,157
Goodyear Tire & Rubber Co.*	21,797	333,276
H&R Block, Inc.	23,802	660,506
Harley-Davidson, Inc.	20,044	1,098,812
Harman Int’l. Industries, Inc.	6,062	328,560
Hasbro, Inc.	10,090	452,335
Home Depot, Inc.	128,877	9,984,101
International Game Technology	23,003	384,380
Interpublic Group of Cos., Inc.	37,464	545,101
Johnson Controls, Inc.	59,999	2,147,364
Kohl’s Corp.	17,937	905,998
L Brands, Inc.	20,987	1,033,610
Leggett & Platt, Inc.	12,664	393,724
Lennar Corp. Cl A	15,001	540,636
Lowe’s Cos., Inc.	95,062	3,888,036
Macy’s, Inc.	33,779	1,621,392
Marriott International, Inc. Cl A	21,163	854,350
Mattel, Inc.	30,336	1,374,524
McDonald’s Corp.	87,440	8,656,560
Netflix, Inc.*	5,071	1,070,437
Newell Rubbermaid, Inc.	25,524	670,005
News Corp. Cl A*	173,904	5,669,270
NIKE, Inc. Cl B	63,783	4,061,701
Nordstrom, Inc.	13,073	783,596
O’Reilly Automotive, Inc.*	9,695	1,091,851

Omnicom Group, Inc.	22,654	1,424,257
Penney (J.C.) Co., Inc.*	12,906	220,434
PetSmart, Inc.	9,071	607,666
Priceline.com, Inc.*	4,551	3,764,269
Pulte Homes, Inc.*	30,607	580,615
PVH Corp.	7,180	897,859
Ralph Lauren Corp.	5,422	942,018
Ross Stores, Inc.	19,273	1,249,083
Scripps Networks Interactive, Inc. Cl A	7,438	496,561
Staples, Inc.	58,134	922,005
Starbucks Corp.	65,870	4,313,826
Starwood Hotels & Resorts	17,313	1,094,008
Target Corp.	56,376	3,882,051
Tiffany & Co.	10,613	773,051
Time Warner Cable, Inc.	25,296	2,845,294
Time Warner, Inc.	81,682	4,722,853
TJX Cos., Inc.	63,149	3,161,239
TripAdvisor, Inc.*	9,765	594,396
Urban Outfitters, Inc.*	9,705	390,335
V.F. Corp.	7,691	1,484,824
Viacom, Inc. Cl B	38,775	2,638,639
Washington Post Co. Cl B	398	192,540
Whirlpool Corp.	7,211	824,650
Wyndham Worldwide Corp.	12,196	697,977
Wynn Resorts Ltd.	7,174	918,272
Yum! Brands, Inc.	39,450	2,735,463
		153,148,154
CONSUMER STAPLES (10.1%)
Altria Group, Inc.	173,687	6,077,308
Archer-Daniels-Midland Co.	56,819	1,926,732
Avon Products, Inc.	38,505	809,760
Beam, Inc.	14,005	883,856
Brown-Forman Corp. Cl B	13,048	881,392
Campbell Soup Co.	15,656	701,232
Clorox Co.	11,502	956,276
Coca-Cola Co.	331,561	13,298,912
Coca-Cola Enterprises, Inc.	22,718	798,765
Colgate-Palmolive Co.	76,000	4,354,040
ConAgra Foods, Inc.	36,324	1,268,797
Constellation Brands, Inc. Cl A*	13,481	702,630
Costco Wholesale Corp.	37,815	4,181,205
CVS Caremark Corp.	106,117	6,067,770
Dr. Pepper Snapple Group, Inc.	17,903	822,285
Estee Lauder Cos., Inc. Cl A	21,063	1,385,314
General Mills, Inc.	56,165	2,725,687
Hershey Co.	13,084	1,168,140
Hormel Foods Corp.	11,797	455,128
J.M. Smucker Co.	9,382	967,753
Kellogg Co.	22,132	1,421,538
Kimberly-Clark Corp.	33,408	3,245,253
Kraft Foods Group, Inc.	51,803	2,894,234
Kroger Co.	44,997	1,554,196
Lorillard, Inc.	32,453	1,417,547
McCormick & Co., Inc.	11,436	804,637
Mead Johnson Nutrition Co.	17,679	1,400,707
Molson Coors Brewing Co. Cl B	13,833	662,047
Mondelez International, Inc. Cl A	155,084	4,424,547
Monster Beverage Corp.*	12,734	773,845
PepsiCo, Inc.	134,154	10,972,456
Philip Morris Int’l., Inc.	142,004	12,300,386
Proctor & Gamble Co.	236,641	18,218,991
Reynolds American, Inc.	27,524	1,331,336
Safeway, Inc.	21,464	507,838
Sysco Corp.	51,675	1,765,218
Tyson Foods, Inc. Cl A	25,108	644,773

Wal-Mart Stores, Inc.	142,902	10,644,770
Walgreen Co.	75,082	3,318,624
Whole Foods Market, Inc.	30,261	1,557,836
		130,293,761
ENERGY (10.3%)
Anadarko Petroleum Corp.	43,844	3,767,515
Apache Corp.	34,415	2,885,009
Baker Hughes, Inc.	39,155	1,806,220
Cabot Oil & Gas Corp.	18,795	1,334,821
Cameron International Corp.*	22,208	1,358,241
Chesapeake Energy Corp.	45,774	932,874
Chevron Corp.	169,851	20,100,167
ConocoPhillips	107,916	6,528,918
CONSOL Energy, Inc.	20,115	545,117
Denbury Resources, Inc.*	33,099	573,275
Devon Energy Corp.	32,857	1,704,621
Diamond Offshore Drilling, Inc.	6,103	419,825
Ensco PLC Cl A	20,570	1,195,528
EOG Resources, Inc.	24,155	3,180,730
EQT Corp.	13,152	1,043,874
Exxon Mobil Corp.	388,623	35,112,089
FMC Technologies, Inc.*	21,001	1,169,336
Halliburton Co.	82,586	3,445,488
Helmerich & Payne, Inc.	9,426	588,654
Hess Corp.	26,695	1,774,951
Kinder Morgan, Inc.	55,223	2,106,757
Marathon Oil Corp.	62,479	2,160,524
Marathon Petroleum Corp.	29,259	2,079,145
Murphy Oil Corp.	15,862	965,837
Nabors Industries Ltd.	26,140	400,203
National Oilwell Varco, Inc.	37,811	2,605,178
Newfield Exploration Co.*	11,921	284,793
Noble Drilling Corp.	22,476	844,648
Noble Energy, Inc.	31,551	1,894,322
Occidental Petroleum Corp.	70,657	6,304,724
Peabody Energy Corp.	23,812	348,608
Phillips 66	55,701	3,281,346
Pioneer Natural Resources Co.	12,196	1,765,371
QEP Resources, Inc.	15,772	438,146
Range Resources Corp.	14,445	1,116,887
Rowan Companies PLC Cl A*	10,951	373,101
Schlumberger Ltd.	116,766	8,367,452
Southwestern Energy Co.*	30,956	1,130,823
Spectra Energy Corp.	58,471	2,014,911
Tesoro Corp.	12,223	639,507
Valero Energy Corp.	49,130	1,708,250
Williams Cos., Inc.	59,579	1,934,530
WPX Energy, Inc.*	17,305	327,757
		132,560,073
FINANCIALS (16.2%)
ACE Ltd.	29,883	2,673,931
Aflac, Inc.	40,880	2,375,946
Allstate Corp.	40,805	1,963,537
American Express Co.	83,897	6,272,140
American Int’l. Group, Inc.*	130,849	5,848,950
American Tower Corp.	33,982	2,486,463
Ameriprise Financial, Inc.	17,630	1,425,914
Aon PLC	26,963	1,735,069
Apartment Investment & Management Co. Cl A	12,586	378,083
Assurant, Inc.	6,766	344,457
AvalonBay Communities, Inc.	10,415	1,405,088
Bank of America Corp.	971,652	12,495,445
Bank of New York Mellon Corp.	104,233	2,923,736
BB&T Corp.	60,885	2,062,784
Berkshire Hathaway, Inc. Cl B*	158,921	17,786,438

BlackRock, Inc.	11,270	2,894,700
Boston Properties, Inc.	13,176	1,389,673
Capital One Financial Corp.	51,731	3,249,224
CBRE Group, Inc.*	26,895	628,267
Charles Schwab Corp.	96,376	2,046,062
Chubb Corp.	22,808	1,930,697
Cincinnati Financial Corp.	12,807	587,841
Citigroup, Inc.	277,205	13,297,524
CME Group, Inc.	27,502	2,089,602
Comerica, Inc.	16,191	644,888
Discover Financial Svcs.	43,448	2,069,863
E*Trade Financial Corp.*	25,114	317,943
Equity Residential	27,170	1,577,490
Fifth Third Bancorp	77,621	1,401,059
Franklin Resources, Inc.	12,133	1,650,331
Genworth Financial, Inc. Cl A*	43,896	500,853
Goldman Sachs Group, Inc.	38,226	5,781,683
Hartford Financial Svcs. Group, Inc.	40,207	1,243,200
HCP, Inc.	39,516	1,795,607
Health Care REIT, Inc.	24,770	1,660,333
Host Hotels & Resorts, Inc.	64,679	1,091,135
Hudson City Bancorp, Inc.	41,289	378,207
Huntington Bancshares, Inc.	72,964	574,956
IntercontinentalExchange, Inc.*	6,428	1,142,641
Invesco Ltd.	38,751	1,232,282
JPMorgan Chase & Co.	334,376	17,651,709
KeyCorp	80,462	888,300
Kimco Realty Corp.	35,616	763,251
Legg Mason, Inc.	9,772	303,030
Leucadia National Corp.	25,947	680,330
Lincoln National Corp.	23,493	856,790
Loews Corp.	27,049	1,200,976
M&T Bank Corp.	10,665	1,191,814
Marsh & McLennan Cos., Inc.	47,560	1,898,595
McGraw-Hill Financial Inc.	24,247	1,289,698
MetLife, Inc.	95,553	4,372,505
Moody’s Corp.	17,114	1,042,756
Morgan Stanley	123,487	3,016,787
Nasdaq OMX Group, Inc.	10,326	338,590
Northern Trust Corp.	19,159	1,109,306
NYSE Euronext	21,422	886,871
People’s United Financial, Inc.	29,287	436,376
Plum Creek Timber Co., Inc.	14,103	658,187
PNC Financial Svcs. Grp., Inc.	46,068	3,359,279
Principal Financial Grp., Inc.	24,585	920,708
Progressive Corp.	48,708	1,238,157
ProLogis, Inc.	43,641	1,646,139
Prudential Financial, Inc.	40,981	2,992,842
Public Storage	12,404	1,901,905
Regions Financial Corp.	123,765	1,179,480
Simon Property Group, Inc.	26,980	4,260,682
SLM Corp.	39,346	899,450
State Street Corp.	40,754	2,657,568
SunTrust Banks, Inc.	46,967	1,482,748
T. Rowe Price Group, Inc.	22,975	1,680,621
The Macerich Co.	12,044	734,323
Torchmark Corp.	8,092	527,113
Travelers Cos., Inc.	33,233	2,655,981
U.S. Bancorp	160,471	5,801,027
Unum Group	22,984	675,040
Ventas, Inc.	25,388	1,763,450
Vornado Realty Trust	14,722	1,219,718
Wells Fargo & Co.	425,928	17,578,049
Weyerhaeuser Co.	47,946	1,365,982
XL Group PLC	25,607	776,404

Zions Bancorporation	15,992	461,849
		209,718,428
HEALTH CARE (12.2%)
Abbott Laboratories	134,742	4,699,801
AbbVie, Inc.	138,056	5,707,235
Actavis, Inc.*	11,143	1,406,469
Aetna, Inc.	32,823	2,085,573
Agilent Technologies, Inc.	29,907	1,278,823
Alexion Pharmaceuticals, Inc.*	17,194	1,585,975
Allergan, Inc.	26,807	2,258,222
AmerisourceBergen Corp.	20,156	1,125,309
Amgen, Inc.	65,020	6,414,873
Bard (C.R.), Inc.	6,487	705,007
Baxter International, Inc.	46,371	3,212,119
Becton, Dickinson & Co.	16,969	1,677,046
Biogen Idec, Inc.*	21,022	4,523,934
Boston Scientific Corp.*	118,711	1,100,451
Bristol-Myers Squibb Co.	141,229	6,311,524
Cardinal Health, Inc.	29,540	1,394,288
CareFusion Corp.*	18,875	695,544
Celgene Corp.*	36,621	4,281,361
Cerner Corp.*	12,726	1,222,841
CIGNA Corp.	24,614	1,784,269
Covidien PLC	40,947	2,573,109
DaVita HealthCare Partners, Inc.*	7,332	885,706
DENTSPLY International, Inc.	12,472	510,853
Edwards Lifesciences Corp.*	9,888	664,474
Express Scripts Hldg. Co.*	70,953	4,377,091
Forest Laboratories, Inc.*	20,265	830,865
Gilead Sciences, Inc.*	134,303	6,877,657
Hospira, Inc.*	14,377	550,783
Humana, Inc.	13,674	1,153,812
Intuitive Surgical, Inc.*	3,500	1,773,030
Johnson & Johnson	245,353	21,066,009
Laboratory Corp. of America Hldgs.*	8,106	811,411
Life Technologies Corp.*	15,136	1,120,215
Lilly (Eli) & Co.	85,996	4,224,124
McKesson Corp.	19,755	2,261,948
Medtronic, Inc.	87,283	4,492,456
Merck & Co., Inc.	261,047	12,125,633
Mylan, Inc.*	33,634	1,043,663
Patterson Cos., Inc.	7,316	275,082
PerkinElmer, Inc.	9,724	316,030
Perrigo Co.	8,146	921,638
Pfizer, Inc.	581,280	16,281,653
Quest Diagnostics, Inc.	13,644	827,236
Regeneron Pharmaceuticals, Inc.*	6,765	1,521,313
St. Jude Medical, Inc.	24,561	1,120,718
Stryker Corp.	24,940	1,613,119
Tenet Healthcare Corp.*	9,234	425,687
Thermo Fisher Scientific, Inc.	31,161	2,637,155
UnitedHealth Group, Inc.	88,398	5,788,301
Varian Medical Systems, Inc.*	9,406	634,435
Waters Corp.*	7,434	743,772
WellPoint, Inc.	26,006	2,128,331
Zimmer Hldgs., Inc.	14,649	1,097,796
Zoetis, Inc.	42,731	1,319,961
		158,465,730
INDUSTRIALS (9.9%)
3M Co.	55,343	6,051,757
Avery Dennison Corp.	8,810	376,716
Boeing Co.	60,938	6,242,489
Caterpillar, Inc.	58,015	4,785,657
Cintas Corp.	9,188	418,422
CSX Corp.	91,785	2,128,494

Cummins, Inc.	15,604	1,692,410
Danaher Corp.	51,182	3,239,821
Deere & Co.	34,291	2,786,144
Dover Corp.	15,102	1,172,821
Dun & Bradstreet Corp.	3,531	344,096
Eaton Corp. PLC	41,463	2,728,680
Emerson Electric Co.	63,138	3,443,547
Equifax, Inc.	10,653	627,781
Expeditors Int’l. of Wash.	18,207	692,048
Fastenal Co.	23,654	1,084,536
FedEx Corp.	26,025	2,565,545
Flowserve Corp.	12,425	671,074
Fluor Corp.	14,382	852,996
General Dynamics Corp.	28,981	2,270,082
General Electric Co.	898,699	20,840,830
Grainger (W.W.), Inc.	5,249	1,323,693
Honeywell International, Inc.	68,865	5,463,749
Illinois Tool Works, Inc.	36,444	2,520,831
Ingersoll-Rand PLC	24,393	1,354,299
Iron Mountain, Inc.	15,077	401,199
Jacobs Engineering Group, Inc.*	11,431	630,191
Joy Global, Inc.	9,423	457,298
Kansas City Southern	9,746	1,032,686
L-3 Communications Hldgs., Inc.	7,903	677,603
Lockheed Martin Corp.	23,281	2,525,057
Masco Corp.	32,628	635,920
Norfolk Southern Corp.	27,913	2,027,879
Northrop Grumman Corp.	20,620	1,707,336
PACCAR, Inc.	30,958	1,661,206
Pall Corp.	9,816	652,077
Parker Hannifin Corp.	13,142	1,253,747
Pentair Ltd.	17,941	1,035,016
Pitney Bowes, Inc.	17,599	258,353
Precision Castparts Corp.	12,947	2,926,151
Quanta Services, Inc.*	18,917	500,544
Raytheon Co.	28,436	1,880,188
Republic Services, Inc.	25,911	879,419
Robert Half Int’l., Inc.	12,353	410,490
Robinson (C.H.) Worldwide, Inc.	14,137	796,054
Rockwell Automation, Inc.	12,250	1,018,465
Rockwell Collins, Inc.	11,829	750,077
Roper Industries, Inc.	8,632	1,072,267
Ryder System, Inc.	4,586	278,783
Snap-on, Inc.	5,197	464,508
Southwest Airlines Co.	63,888	823,516
Stanley Black & Decker, Inc.	14,372	1,110,956
Stericycle, Inc.*	7,499	828,115
Textron, Inc.	24,620	641,351
The ADT Corp.	19,346	770,938
Tyco International Ltd.	41,081	1,353,619
Union Pacific Corp.	41,095	6,340,137
United Parcel Service, Inc. Cl B	62,326	5,389,952
United Technologies Corp.	74,383	6,913,156
Waste Management, Inc.	38,251	1,542,663
Xylem, Inc.	16,491	444,268
		127,769,703
INFORMATION TECHNOLOGY (17.4%)
Accenture Ltd. Cl A	57,034	4,104,167
Adobe Systems, Inc.*	44,559	2,030,108
Advanced Micro Devices, Inc.*	52,037	212,311
Akamai Technologies, Inc.*	15,738	669,652
Altera Corp.	27,958	922,334
Amphenol Corp. Cl A	13,956	1,087,731
Analog Devices, Inc.	26,950	1,214,367
Apple, Inc.	83,556	33,094,860

Applied Materials, Inc.	107,124	1,597,219
Autodesk, Inc.*	20,124	683,009
Automatic Data Processing, Inc.	42,481	2,925,242
BMC Software, Inc.*	11,634	525,159
Broadcom Corp. Cl A	46,281	1,562,447
CA, Inc.	29,290	838,573
Cisco Systems, Inc.	471,241	11,455,869
Citrix Systems, Inc.*	16,639	1,003,831
Cognizant Technology Solutions*	26,542	1,661,795
Computer Sciences Corp.	13,385	585,861
Corning, Inc.	130,667	1,859,391
Dell, Inc.	129,203	1,724,860
eBay, Inc.*	102,658	5,309,472
Electronic Arts, Inc.*	26,428	607,051
EMC Corp.	187,387	4,426,081
F5 Networks, Inc.*	7,041	484,421
Fidelity Nat’l. Information Svcs., Inc.	25,716	1,101,673
First Solar, Inc.*	5,920	264,802
Fiserv, Inc.*	11,675	1,020,512
FLIR Systems, Inc.	12,459	336,019
Google, Inc. Cl A*	23,698	20,863,008
Harris Corp.	9,667	476,100
Hewlett-Packard Co.	171,741	4,259,177
Int’l. Business Machines Corp.	91,998	17,581,738
Intel Corp.	435,982	10,559,484
Intuit, Inc.	24,541	1,497,737
Jabil Circuit, Inc.	15,975	325,571
JDS Uniphase Corp.*	20,741	298,256
Juniper Networks, Inc.*	44,786	864,818
KLA-Tencor Corp.	14,580	812,543
Lam Research Corp.*	14,274	632,909
Linear Technology Corp.	20,385	750,983
LSI Corp.*	48,505	346,326
MasterCard, Inc. Cl A	9,176	5,271,612
Microchip Technology, Inc.	17,249	642,525
Micron Technology, Inc.*	88,597	1,269,595
Microsoft Corp.	664,674	22,951,193
Molex, Inc.	12,192	357,713
Motorola Solutions, Inc.	23,868	1,377,900
NetApp, Inc.	32,108	1,213,040
NVIDIA Corp.	51,419	721,409
Oracle Corp.	352,414	10,826,158
Paychex, Inc.	28,279	1,032,749
QUALCOMM, Inc.	152,530	9,316,532
Red Hat, Inc.*	16,776	802,228
SAIC, Inc.	25,023	348,570
Salesforce.com, inc.*	47,760	1,823,477
SanDisk Corp.*	21,456	1,310,962
Seagate Technology PLC	28,319	1,269,541
Symantec Corp.	61,554	1,383,118
TE Connectivity Ltd.	36,456	1,660,206
Teradata Corp.*	14,724	739,587
Teradyne, Inc.*	16,873	296,459
Texas Instruments, Inc.	97,504	3,399,964
Total System Services, Inc.	13,739	336,331
VeriSign, Inc.*	13,261	592,236
Visa, Inc. Cl A	44,061	8,052,148
Western Digital Corp.	18,967	1,177,661
Western Union Co.	48,625	831,974
Xerox Corp.	107,766	977,438
Xilinx, Inc.	23,193	918,675
Yahoo!, Inc.*	83,686	2,101,355
		225,579,823
MATERIALS (3.2%)
Air Products & Chemicals, Inc.	18,280	1,673,900

Airgas, Inc.	5,810	554,623
Alcoa, Inc.	93,997	735,057
Allegheny Technologies, Inc.	9,461	248,919
Ball Corp.	13,093	543,883
Bemis Co., Inc.	9,064	354,765
CF Industries Hldgs., Inc.	5,250	900,375
Cliffs Natural Resources, Inc.	13,683	222,349
Dow Chemical Co.	108,074	3,476,741
Du Pont (E.I.) de Nemours & Co.	81,124	4,259,010
Eastman Chemical Co.	13,707	959,627
Ecolab, Inc.	23,496	2,001,624
FMC Corp.	12,029	734,491
Freeport-McMoRan Copper & Gold, Inc.	90,727	2,504,972
Int’l. Flavors & Fragrances, Inc.	7,131	535,966
International Paper Co.	39,659	1,757,290
LyondellBasell Inds. N.V. Cl A	33,839	2,242,172
MeadWestvaco Corp.	15,614	532,594
Monsanto Co.	47,089	4,652,393
Newmont Mining Corp.	43,846	1,313,188
Nucor Corp.	27,761	1,202,607
Owens-Illinois, Inc.*	14,400	400,176
PPG Industries, Inc.	12,551	1,837,592
Praxair, Inc.	26,143	3,010,628
Sealed Air Corp.	17,360	415,772
Sherwin-Williams Co.	7,639	1,349,047
Sigma-Aldrich Corp.	10,515	844,985
The Mosaic Co.	24,402	1,313,072
United States Steel Corp.	12,911	226,330
Vulcan Materials Co.	11,519	557,635
		41,361,783
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	470,903	16,669,966
CenturyLink, Inc.	52,761	1,865,101
Crown Castle International Corp.*	25,639	1,856,007
Frontier Communications Corp.	87,114	352,812
Sprint Nextel Corp.*	271,198	1,903,810
Verizon Communications, Inc.	247,622	12,465,291
Windstream Corp.	51,382	396,155
		35,509,142
UTILITIES (3.2%)
AES Corp.	54,933	658,647
AGL Resources, Inc.	10,353	443,730
Ameren Corp.	21,176	729,301
American Electric Power Co., Inc.	42,319	1,895,045
CenterPoint Energy, Inc.	37,450	879,701
CMS Energy Corp.	23,158	629,203
Consolidated Edison, Inc.	25,508	1,487,371
Dominion Resources, Inc.	50,366	2,861,796
DTE Energy Co.	15,243	1,021,433
Duke Energy Corp.	61,439	4,147,133
Edison International	28,280	1,361,965
Entergy Corp.	15,495	1,079,692
Exelon Corp.	74,201	2,291,327
FirstEnergy Corp.	36,439	1,360,632
Integrys Energy Group, Inc.	6,876	402,452
NextEra Energy, Inc.	37,055	3,019,241
NiSource, Inc.	27,420	785,309
Northeast Utilities	27,375	1,150,298
NRG Energy, Inc.	28,439	759,321
ONEOK, Inc.	18,031	744,861
Pepco Hldgs., Inc.	21,585	435,154
PG&E Corp.	38,610	1,765,635
Pinnacle West Capital Corp.	9,640	534,731
PPL Corp.	51,558	1,560,145
Public Svc. Enterprise Group, Inc.	44,006	1,437,236

SCANA Corp.	12,131	595,632
Sempra Energy	19,789	1,617,949
Southern Co.	75,589	3,335,743
TECO Energy, Inc.	17,853	306,893
Wisconsin Energy Corp.	19,877	814,758
Xcel Energy, Inc.	43,399	1,229,928
		41,342,262
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $879,576,030) 97.1%		1,255,748,859

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	0.02	07/11/13	1,400,000	1,399,991
U.S. Treasury Bill (1)	A-1+	0.02	08/22/13	1,000,000	999,970
U.S. Treasury Bill (1)	A-1+	0.03	08/01/13	3,000,000	2,999,918
U.S. Treasury Bill (1)	A-1+	0.03	08/15/13	4,500,000	4,499,824
U.S. Treasury Bill (1)	A-1+	0.04	08/22/13	3,600,000	3,599,797
U.S. Treasury Bill (1)	A-1+	0.05	08/01/13	5,000,000	4,999,782
					18,499,282
U.S. GOVERNMENT AGENCIES (0.1%)
Tennessee Valley Authority	A-1+	0.06	08/01/13	1,000,000	999,945
COMMERCIAL PAPER (1.3%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	500,000	499,978
Emerson Electric Co.†	A-1	0.11	07/15/13	650,000	649,968
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	4,400,000	4,399,976
Toyota Motor Credit Corp.	A-1+	0.13	08/26/13	3,500,000	3,499,267
Toyota Motor Credit Corp.	A-1+	0.14	07/02/13	5,000,000	4,999,941
Unilever Capital Corp.†	A-1	0.09	08/12/13	2,200,000	2,199,758
					16,248,888
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,748,115) 2.8%					35,748,115

TEMPORARY CASH INVESTMENTS (2) (Cost: $35,300) 0.0% (3)					35,300

TOTAL INVESTMENTS (Cost: $915,359,445) 99.9%					1,291,532,274

OTHER NET ASSETS 0.1%					1,534,969

NET ASSETS 100.0%					$1,293,067,243

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	770	34,843
Amazon.com, Inc.*	3,561	988,854
AutoNation, Inc.*	384	16,662
AutoZone, Inc.*	356	150,834
Bed Bath & Beyond, Inc.*	2,117	150,095
Best Buy Co., Inc.	2,598	71,003
BorgWarner, Inc.*	1,118	96,316
Cablevision Systems Corp. Cl A	2,087	35,103
CarMax, Inc.*	2,236	103,214
Carnival Corp.	4,315	147,961
CBS Corp. Cl B	5,543	270,886
Chipotle Mexican Grill, Inc.*	304	110,762
Coach, Inc.	2,764	157,797
Comcast Corp. Cl A	25,152	1,053,366
D.R. Horton, Inc.	2,890	61,499
Darden Restaurants, Inc.	1,302	65,725
Delphi Automotive PLC	2,860	144,973
DIRECTV*	5,330	328,435
Discovery Communications, Inc. Cl A*	2,365	182,602
Disney (Walt) Co.	17,364	1,096,537
Dollar General Corp.*	2,922	147,356
Dollar Tree, Inc.*	2,156	109,611
Expedia, Inc.	915	55,037
Family Dollar Stores, Inc.	923	57,512
Ford Motor Co.	38,360	593,429
Fossil Group, Inc.*	525	54,238
GameStop Corp. Cl A	1,161	48,797
Gannett Co., Inc.	2,214	54,154
Gap, Inc.	2,800	116,844
Garmin Ltd.	1,058	38,257
General Motors Co.*	7,579	252,456
Genuine Parts Co.	1,511	117,964
Goodyear Tire & Rubber Co.*	2,421	37,017
H&R Block, Inc.	2,635	73,121
Harley-Davidson, Inc.	2,234	122,468
Harman Int’l. Industries, Inc.	672	36,422
Hasbro, Inc.	1,115	49,985
Home Depot, Inc.	14,279	1,106,194
International Game Technology	2,548	42,577
Interpublic Group of Cos., Inc.	4,159	60,513
Johnson Controls, Inc.	6,656	238,218
Kohl’s Corp.	1,987	100,363
L Brands, Inc.	2,323	114,408
Leggett & Platt, Inc.	1,406	43,713
Lennar Corp. Cl A	1,684	60,691
Lowe’s Cos., Inc.	10,547	431,372
Macy’s, Inc.	3,747	179,856
Marriott International, Inc. Cl A	2,353	94,991
Mattel, Inc.	3,359	152,196
McDonald’s Corp.	9,699	960,201
Netflix, Inc.*	565	119,266
Newell Rubbermaid, Inc.	2,833	74,366
News Corp. Cl A*	19,331	630,191
NIKE, Inc. Cl B	7,066	449,963
Nordstrom, Inc.	1,446	86,673
O’Reilly Automotive, Inc.*	1,074	120,954

Omnicom Group, Inc.	2,513	157,992
Penney (J.C.) Co., Inc.*	1,426	24,356
PetSmart, Inc.	1,005	67,325
Priceline.com, Inc.*	504	416,874
Pulte Homes, Inc.*	3,438	65,219
PVH Corp.	796	99,540
Ralph Lauren Corp.	601	104,418
Ross Stores, Inc.	2,138	138,564
Scripps Networks Interactive, Inc. Cl A	827	55,211
Staples, Inc.	6,444	102,202
Starbucks Corp.	7,298	477,946
Starwood Hotels & Resorts	1,924	121,578
Target Corp.	6,250	430,375
Tiffany & Co.	1,180	85,951
Time Warner Cable, Inc.	2,807	315,731
Time Warner, Inc.	9,071	524,485
TJX Cos., Inc.	6,976	349,219
TripAdvisor, Inc.*	1,086	66,105
Urban Outfitters, Inc.*	1,074	43,196
V.F. Corp.	853	164,680
Viacom, Inc. Cl B	4,307	293,091
Washington Post Co. Cl B	44	21,286
Whirlpool Corp.	804	91,945
Wyndham Worldwide Corp.	1,354	77,489
Wynn Resorts Ltd.	795	101,760
Yum! Brands, Inc.	4,375	303,363
		16,998,742
CONSUMER STAPLES (5.2%)
Altria Group, Inc.	19,224	672,648
Archer-Daniels-Midland Co.	6,293	213,396
Avon Products, Inc.	4,269	89,777
Beam, Inc.	1,551	97,884
Brown-Forman Corp. Cl B	1,446	97,677
Campbell Soup Co.	1,730	77,487
Clorox Co.	1,272	105,754
Coca-Cola Co.	36,721	1,472,879
Coca-Cola Enterprises, Inc.	2,519	88,568
Colgate-Palmolive Co.	8,414	482,038
ConAgra Foods, Inc.	4,011	140,104
Constellation Brands, Inc. Cl A*	1,493	77,815
Costco Wholesale Corp.	4,188	463,067
CVS Caremark Corp.	11,761	672,494
Dr. Pepper Snapple Group, Inc.	1,982	91,033
Estee Lauder Cos., Inc. Cl A	2,335	153,573
General Mills, Inc.	6,202	300,983
Hershey Co.	1,448	129,277
Hormel Foods Corp.	1,304	50,308
J.M. Smucker Co.	1,037	106,967
Kellogg Co.	2,445	157,042
Kimberly-Clark Corp.	3,697	359,127
Kraft Foods Group, Inc.	5,715	319,297
Kroger Co.	4,986	172,216
Lorillard, Inc.	3,587	156,680
McCormick & Co., Inc.	1,264	88,935
Mead Johnson Nutrition Co.	1,958	155,132
Molson Coors Brewing Co. Cl B	1,529	73,178
Mondelez International, Inc. Cl A	17,092	487,635
Monster Beverage Corp.*	1,413	85,868
PepsiCo, Inc.	14,847	1,214,336
Philip Morris Int’l., Inc.	15,719	1,361,580
Proctor & Gamble Co.	26,149	2,013,212

Reynolds American, Inc.	3,045	147,287
Safeway, Inc.	2,383	56,382
Sysco Corp.	5,701	194,746
Tyson Foods, Inc. Cl A	2,770	71,134
Wal-Mart Stores, Inc.	15,799	1,176,868
Walgreen Co.	8,299	366,816
Whole Foods Market, Inc.	3,351	172,509
		14,413,709
ENERGY (5.3%)
Anadarko Petroleum Corp.	4,879	419,252
Apache Corp.	3,809	319,308
Baker Hughes, Inc.	4,337	200,066
Cabot Oil & Gas Corp.	2,086	148,148
Cameron International Corp.*	2,459	150,392
Chesapeake Energy Corp.	5,073	103,388
Chevron Corp.	18,832	2,228,579
ConocoPhillips	11,969	724,125
CONSOL Energy, Inc.	2,228	60,379
Denbury Resources, Inc.*	3,676	63,668
Devon Energy Corp.	3,646	189,154
Diamond Offshore Drilling, Inc.	676	46,502
Ensco PLC Cl A	2,277	132,339
EOG Resources, Inc.	2,668	351,322
EQT Corp.	1,459	115,801
Exxon Mobil Corp.	43,056	3,890,105
FMC Technologies, Inc.*	2,324	129,400
Halliburton Co.	9,131	380,945
Helmerich & Payne, Inc.	1,040	64,948
Hess Corp.	2,959	196,744
Kinder Morgan, Inc.	6,144	234,394
Marathon Oil Corp.	6,928	239,570
Marathon Petroleum Corp.	3,244	230,519
Murphy Oil Corp.	1,760	107,166
Nabors Industries Ltd.	2,893	44,292
National Oilwell Varco, Inc.	4,180	288,002
Newfield Exploration Co.*	1,323	31,606
Noble Drilling Corp.	2,486	93,424
Noble Energy, Inc.	3,495	209,840
Occidental Petroleum Corp.	7,822	697,957
Peabody Energy Corp.	2,646	38,737
Phillips 66	6,181	364,123
Pioneer Natural Resources Co.	1,345	194,689
QEP Resources, Inc.	1,747	48,532
Range Resources Corp.	1,598	123,557
Rowan Companies PLC Cl A*	1,212	41,293
Schlumberger Ltd.	12,931	926,635
Southwestern Energy Co.*	3,424	125,079
Spectra Energy Corp.	6,495	223,818
Tesoro Corp.	1,359	71,103
Valero Energy Corp.	5,430	188,801
Williams Cos., Inc.	6,589	213,945
WPX Energy, Inc.*	1,922	36,403
		14,688,050
FINANCIALS (8.3%)
ACE Ltd.	3,313	296,447
Aflac, Inc.	4,539	263,807
Allstate Corp.	4,518	217,406
American Express Co.	9,308	695,866
American Int’l. Group, Inc.*	14,529	649,446
American Tower Corp.	3,775	276,217
Ameriprise Financial, Inc.	1,960	158,525

Aon PLC	2,984	192,020
Apartment Investment & Management Co. Cl A	1,397	41,966
Assurant, Inc.	750	38,183
AvalonBay Communities, Inc.	1,157	156,091
Bank of America Corp.	107,936	1,388,057
Bank of New York Mellon Corp.	11,569	324,510
BB&T Corp.	6,750	228,690
Berkshire Hathaway, Inc. Cl B*	17,608	1,970,687
BlackRock, Inc.	1,251	321,319
Boston Properties, Inc.	1,465	154,514
Capital One Financial Corp.	5,738	360,404
CBRE Group, Inc.*	2,984	69,706
Charles Schwab Corp.	10,681	226,758
Chubb Corp.	2,525	213,741
Cincinnati Financial Corp.	1,420	65,178
Citigroup, Inc.	30,800	1,477,476
CME Group, Inc.	3,046	231,435
Comerica, Inc.	1,796	71,535
Discover Financial Svcs.	4,830	230,101
E*Trade Financial Corp.*	2,797	35,410
Equity Residential	3,017	175,167
Fifth Third Bancorp	8,601	155,248
Franklin Resources, Inc.	1,343	182,675
Genworth Financial, Inc. Cl A*	4,884	55,726
Goldman Sachs Group, Inc.	4,254	643,418
Hartford Financial Svcs. Group, Inc.	4,448	137,532
HCP, Inc.	4,384	199,209
Health Care REIT, Inc.	2,748	184,198
Host Hotels & Resorts, Inc.	7,204	121,531
Hudson City Bancorp, Inc.	4,576	41,916
Huntington Bancshares, Inc.	8,099	63,820
IntercontinentalExchange, Inc.*	713	126,743
Invesco Ltd.	4,310	137,058
JPMorgan Chase & Co.	37,095	1,958,245
KeyCorp	8,930	98,587
Kimco Realty Corp.	3,953	84,713
Legg Mason, Inc.	1,086	33,677
Leucadia National Corp.	2,868	75,199
Lincoln National Corp.	2,608	95,114
Loews Corp.	2,997	133,067
M&T Bank Corp.	1,183	132,200
Marsh & McLennan Cos., Inc.	5,270	210,378
McGraw-Hill Financial Inc.	2,695	143,347
MetLife, Inc.	10,599	485,010
Moody’s Corp.	1,901	115,828
Morgan Stanley	13,708	334,886
Nasdaq OMX Group, Inc.	1,144	37,512
Northern Trust Corp.	2,126	123,095
NYSE Euronext	2,375	98,325
People’s United Financial, Inc.	3,243	48,321
Plum Creek Timber Co., Inc.	1,565	73,039
PNC Financial Svcs. Grp., Inc.	5,111	372,694
Principal Financial Grp., Inc.	2,721	101,901
Progressive Corp.	5,394	137,115
ProLogis, Inc.	4,846	182,791
Prudential Financial, Inc.	4,555	332,652
Public Storage	1,378	211,289
Regions Financial Corp.	13,729	130,837
Simon Property Group, Inc.	2,996	473,128
SLM Corp.	4,360	99,670
State Street Corp.	4,530	295,401

SunTrust Banks, Inc.	5,208	164,417
T. Rowe Price Group, Inc.	2,554	186,825
The Macerich Co.	1,335	81,395
Torchmark Corp.	899	58,561
Travelers Cos., Inc.	3,680	294,106
U.S. Bancorp	17,806	643,687
Unum Group	2,541	74,629
Ventas, Inc.	2,824	196,155
Vornado Realty Trust	1,636	135,543
Wells Fargo & Co.	47,181	1,947,160
Weyerhaeuser Co.	5,322	151,624
XL Group PLC	2,838	86,048
Zions Bancorporation	1,783	51,493
		23,269,400
HEALTH CARE (6.3%)
Abbott Laboratories	14,918	520,340
AbbVie, Inc.	15,226	629,443
Actavis, Inc.*	1,233	155,629
Aetna, Inc.	3,629	230,587
Agilent Technologies, Inc.	3,318	141,878
Alexion Pharmaceuticals, Inc.*	1,903	175,533
Allergan, Inc.	2,959	249,266
AmerisourceBergen Corp.	2,229	124,445
Amgen, Inc.	7,192	709,563
Bard (C.R.), Inc.	718	78,032
Baxter International, Inc.	5,152	356,879
Becton, Dickinson & Co.	1,879	185,702
Biogen Idec, Inc.*	2,330	501,416
Boston Scientific Corp.*	13,168	122,067
Bristol-Myers Squibb Co.	15,672	700,382
Cardinal Health, Inc.	3,272	154,438
CareFusion Corp.*	2,092	77,090
Celgene Corp.*	4,056	474,187
Cerner Corp.*	1,410	135,487
CIGNA Corp.	2,724	197,463
Covidien PLC	4,537	285,105
DaVita HealthCare Partners, Inc.*	812	98,090
DENTSPLY International, Inc.	1,383	56,648
Edwards Lifesciences Corp.*	1,098	73,786
Express Scripts Hldg. Co.*	7,869	485,439
Forest Laboratories, Inc.*	2,241	91,881
Gilead Sciences, Inc.*	14,924	764,258
Hospira, Inc.*	1,590	60,913
Humana, Inc.	1,513	127,667
Intuitive Surgical, Inc.*	388	196,553
Johnson & Johnson	27,184	2,334,018
Laboratory Corp. of America Hldgs.*	896	89,690
Life Technologies Corp.*	1,674	123,893
Lilly (Eli) & Co.	9,513	467,279
McKesson Corp.	2,191	250,870
Medtronic, Inc.	9,659	497,149
Merck & Co., Inc.	28,953	1,344,867
Mylan, Inc.*	3,729	115,711
Patterson Cos., Inc.	810	30,456
PerkinElmer, Inc.	1,078	35,035
Perrigo Co.	900	101,826
Pfizer, Inc.	64,020	1,793,200
Quest Diagnostics, Inc.	1,512	91,673
Regeneron Pharmaceuticals, Inc.*	751	168,885
St. Jude Medical, Inc.	2,720	124,114
Stryker Corp.	2,762	178,646

Tenet Healthcare Corp.*	1,025	47,253
Thermo Fisher Scientific, Inc.	3,452	292,143
UnitedHealth Group, Inc.	9,788	640,918
Varian Medical Systems, Inc.*	1,040	70,148
Waters Corp.*	825	82,541
WellPoint, Inc.	2,881	235,781
Zimmer Hldgs., Inc.	1,623	121,628
Zoetis, Inc.	4,709	145,461
		17,543,352
INDUSTRIALS (5.1%)
3M Co.	6,140	671,409
Avery Dennison Corp.	977	41,777
Boeing Co.	6,713	687,680
Caterpillar, Inc.	6,436	530,906
Cintas Corp.	1,016	46,269
CSX Corp.	10,178	236,028
Cummins, Inc.	1,730	187,636
Danaher Corp.	5,689	360,114
Deere & Co.	3,802	308,913
Dover Corp.	1,675	130,081
Dun & Bradstreet Corp.	392	38,200
Eaton Corp. PLC	4,599	302,660
Emerson Electric Co.	6,983	380,853
Equifax, Inc.	1,180	69,537
Expeditors Int’l. of Wash.	2,013	76,514
Fastenal Co.	2,617	119,989
FedEx Corp.	2,884	284,305
Flowserve Corp.	1,399	75,560
Fluor Corp.	1,591	94,362
General Dynamics Corp.	3,213	251,674
General Electric Co.	99,652	2,310,927
Grainger (W.W.), Inc.	581	146,517
Honeywell International, Inc.	7,633	605,602
Illinois Tool Works, Inc.	4,035	279,101
Ingersoll-Rand PLC	2,701	149,960
Iron Mountain, Inc.	1,669	44,412
Jacobs Engineering Group, Inc.*	1,269	69,960
Joy Global, Inc.	1,051	51,005
Kansas City Southern	1,078	114,225
L-3 Communications Hldgs., Inc.	874	74,937
Lockheed Martin Corp.	2,578	279,610
Masco Corp.	3,653	71,197
Norfolk Southern Corp.	3,091	224,561
Northrop Grumman Corp.	2,281	188,867
PACCAR, Inc.	3,439	184,537
Pall Corp.	1,087	72,209
Parker Hannifin Corp.	1,456	138,902
Pentair Ltd.	1,988	114,688
Pitney Bowes, Inc.	1,952	28,655
Precision Castparts Corp.	1,435	324,324
Quanta Services, Inc.*	2,100	55,566
Raytheon Co.	3,149	208,212
Republic Services, Inc.	2,868	97,340
Robert Half Int’l., Inc.	1,367	45,425
Robinson (C.H.) Worldwide, Inc.	1,564	88,069
Rockwell Automation, Inc.	1,359	112,987
Rockwell Collins, Inc.	1,311	83,131
Roper Industries, Inc.	959	119,127
Ryder System, Inc.	507	30,821
Snap-on, Inc.	576	51,483
Southwest Airlines Co.	7,074	91,184

Stanley Black & Decker, Inc.	1,594	123,216
Stericycle, Inc.*	832	91,878
Textron, Inc.	2,727	71,038
The ADT Corp.	2,143	85,399
Tyco International Ltd.	4,552	149,988
Union Pacific Corp.	4,554	702,591
United Parcel Service, Inc. Cl B	6,902	596,885
United Technologies Corp.	8,256	767,313
Waste Management, Inc.	4,233	170,717
Xylem, Inc.	1,829	49,273
		14,160,306
INFORMATION TECHNOLOGY (8.9%)
Accenture Ltd. Cl A	6,331	455,579
Adobe Systems, Inc.*	4,926	224,429
Advanced Micro Devices, Inc.*	5,768	23,533
Akamai Technologies, Inc.*	1,747	74,335
Altera Corp.	3,096	102,137
Amphenol Corp. Cl A	1,545	120,417
Analog Devices, Inc.	2,987	134,594
Apple, Inc.	9,283	3,676,806
Applied Materials, Inc.	11,860	176,833
Autodesk, Inc.*	2,233	75,788
Automatic Data Processing, Inc.	4,702	323,780
BMC Software, Inc.*	1,284	57,960
Broadcom Corp. Cl A	5,120	172,851
CA, Inc.	3,244	92,876
Cisco Systems, Inc.	52,227	1,269,638
Citrix Systems, Inc.*	1,844	111,249
Cognizant Technology Solutions*	2,931	183,510
Computer Sciences Corp.	1,487	65,086
Corning, Inc.	14,477	206,008
Dell, Inc.	14,284	190,691
eBay, Inc.*	11,404	589,815
Electronic Arts, Inc.*	2,931	67,325
EMC Corp.	20,794	491,154
F5 Networks, Inc.*	784	53,939
Fidelity Nat’l. Information Svcs., Inc.	2,847	121,965
First Solar, Inc.*	654	29,253
Fiserv, Inc.*	1,295	113,196
FLIR Systems, Inc.	1,380	37,219
Google, Inc. Cl A*	2,633	2,318,014
Harris Corp.	1,071	52,747
Hewlett-Packard Co.	19,089	473,407
Int’l. Business Machines Corp.	10,203	1,949,895
Intel Corp.	48,280	1,169,342
Intuit, Inc.	2,722	166,124
Jabil Circuit, Inc.	1,773	36,134
JDS Uniphase Corp.*	2,293	32,973
Juniper Networks, Inc.*	4,952	95,623
KLA-Tencor Corp.	1,615	90,004
Lam Research Corp.*	1,584	70,235
Linear Technology Corp.	2,258	83,185
LSI Corp.*	5,378	38,399
MasterCard, Inc. Cl A	1,015	583,118
Microchip Technology, Inc.	1,911	71,185
Micron Technology, Inc.*	9,838	140,979
Microsoft Corp.	73,771	2,547,311
Molex, Inc.	1,351	39,638
Motorola Solutions, Inc.	2,644	152,638
NetApp, Inc.	3,556	134,346
NVIDIA Corp.	5,709	80,097

Oracle Corp.	39,141	1,202,412
Paychex, Inc.	3,118	113,869
QUALCOMM, Inc.	16,900	1,032,252
Red Hat, Inc.*	1,863	89,089
SAIC, Inc.	2,768	38,558
Salesforce.com, inc.*	5,313	202,850
SanDisk Corp.*	2,383	145,601
Seagate Technology PLC	3,146	141,035
Symantec Corp.	6,836	153,605
TE Connectivity Ltd.	4,038	183,891
Teradata Corp.*	1,635	82,126
Teradyne, Inc.*	1,870	32,856
Texas Instruments, Inc.	10,792	376,317
Total System Services, Inc.	1,523	37,283
VeriSign, Inc.*	1,473	65,784
Visa, Inc. Cl A	4,881	892,003
Western Digital Corp.	2,109	130,948
Western Union Co.	5,360	91,710
Xerox Corp.	11,953	108,414
Xilinx, Inc.	2,568	101,718
Yahoo!, Inc.*	9,300	233,523
		25,023,204
MATERIALS (1.6%)
Air Products & Chemicals, Inc.	2,024	185,338
Airgas, Inc.	644	61,476
Alcoa, Inc.	10,405	81,367
Allegheny Technologies, Inc.	1,050	27,626
Ball Corp.	1,451	60,275
Bemis Co., Inc.	1,005	39,336
CF Industries Hldgs., Inc.	583	99,985
Cliffs Natural Resources, Inc.	1,518	24,668
Dow Chemical Co.	12,000	386,040
Du Pont (E.I.) de Nemours & Co.	8,978	471,345
Eastman Chemical Co.	1,520	106,415
Ecolab, Inc.	2,602	221,664
FMC Corp.	1,336	81,576
Freeport-McMoRan Copper & Gold, Inc.	10,074	278,143
Int’l. Flavors & Fragrances, Inc.	791	59,452
International Paper Co.	4,413	195,540
LyondellBasell Inds. N.V. Cl A	3,774	250,065
MeadWestvaco Corp.	1,736	59,215
Monsanto Co.	5,240	517,712
Newmont Mining Corp.	4,890	146,456
Nucor Corp.	3,081	133,469
Owens-Illinois, Inc.*	1,595	44,325
PPG Industries, Inc.	1,391	203,656
Praxair, Inc.	2,892	333,043
Sealed Air Corp.	1,928	46,176
Sherwin-Williams Co.	847	149,580
Sigma-Aldrich Corp.	1,166	93,700
The Mosaic Co.	2,699	145,233
United States Steel Corp.	1,430	25,068
Vulcan Materials Co.	1,288	62,352
		4,590,296
TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	52,091	1,844,021
CenturyLink, Inc.	5,832	206,161
Crown Castle International Corp.*	2,846	206,022
Frontier Communications Corp.	9,656	39,107
Sprint Nextel Corp.*	29,983	210,481
Verizon Communications, Inc.	27,481	1,383,394

Windstream Corp.	5,667	43,693
		3,932,879
UTILITIES (1.6%)
AES Corp.	6,084	72,947
AGL Resources, Inc.	1,147	49,160
Ameren Corp.	2,349	80,900
American Electric Power Co., Inc.	4,696	210,287
CenterPoint Energy, Inc.	4,159	97,695
CMS Energy Corp.	2,570	69,827
Consolidated Edison, Inc.	2,828	164,901
Dominion Resources, Inc.	5,593	317,794
DTE Energy Co.	1,692	113,381
Duke Energy Corp.	6,823	460,553
Edison International	3,135	150,982
Entergy Corp.	1,713	119,362
Exelon Corp.	8,204	253,340
FirstEnergy Corp.	4,038	150,779
Integrys Energy Group, Inc.	763	44,658
NextEra Energy, Inc.	4,112	335,046
NiSource, Inc.	3,044	87,180
Northeast Utilities	3,035	127,531
NRG Energy, Inc.	3,163	84,452
ONEOK, Inc.	2,005	82,827
Pepco Hldgs., Inc.	2,391	48,203
PG&E Corp.	4,281	195,770
Pinnacle West Capital Corp.	1,068	59,242
PPL Corp.	5,714	172,906
Public Svc. Enterprise Group, Inc.	4,880	159,381
SCANA Corp.	1,345	66,040
Sempra Energy	2,193	179,300
Southern Co.	8,379	369,765
TECO Energy, Inc.	1,980	34,036
Wisconsin Energy Corp.	2,204	90,342
Xcel Energy, Inc.	4,812	136,372
		4,584,959
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $106,297,335) 49.8%		139,204,897

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.04	09/19/13	500,000	499,954
U.S. Treasury Bill (1)	A-1+	0.05	09/19/13	3,000,000	2,999,691
					3,499,645
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,499,645) 1.3%					3,499,645

TOTAL INDEXED ASSETS (Cost: $109,796,980) 51.1%					142,704,542

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	3,615	163,579
Aeropostale, Inc.*	17,781	245,378
AFC Enterprises, Inc.*	18,028	647,926
Amazon.com, Inc.*	3,227	896,106

American Axle & Mfg. Hldgs., Inc.*	18,991	353,802
AutoZone, Inc.*	859	363,950
Bally Technologies, Inc.*	4,249	239,729
Bassett Furniture Industries, Inc.	32,942	511,589
bebe stores, inc.	38,221	214,420
Cinemark Hldgs., Inc.	10,057	280,791
Deckers Outdoor Corp.*	10,890	550,054
Discovery Communications, Inc. Cl A*	5,004	386,359
Disney (Walt) Co.	14,864	938,662
Dollar Tree, Inc.*	3,649	185,515
Drew Industries, Inc.	4,440	174,581
Ford Motor Co.	35,973	556,502
Francesca’s Hldgs. Corp.*	6,630	184,248
Haverty Furniture Cos., Inc.	10,448	240,408
Hibbett Sports, Inc.*	3,079	170,885
HSN, Inc.	3,835	206,016
Johnson Controls, Inc.	5,431	194,375
Macy’s, Inc.	10,397	499,056
Monro Muffler Brake, Inc.	5,793	278,354
Pep Boys - Manny, Moe & Jack*	30,033	347,782
Red Robin Gourmet Burgers, Inc.*	9,784	539,881
Rent-A-Center, Inc.	16,140	606,057
Ruby Tuesday, Inc.*	29,214	269,645
Shutterfly, Inc.*	19,309	1,077,249
Starbucks Corp.	21,952	1,437,636
Steiner Leisure Ltd.*	3,371	178,191
Steve Madden Ltd.*	4,981	240,981
Target Corp.	10,216	703,474
Time Warner Cable, Inc.	5,554	624,714
Time Warner, Inc.	9,347	540,444
TJX Cos., Inc.	7,195	360,182
Urban Outfitters, Inc.*	6,698	269,394
Viacom, Inc. Cl B	6,636	451,580
Wolverine World Wide, Inc.	15,744	859,780
		16,989,275
CONSUMER STAPLES (3.5%)
Coca-Cola Co.	10,038	402,624
ConAgra Foods, Inc.	18,007	628,985
Constellation Brands, Inc. Cl A*	8,459	440,883
Elizabeth Arden, Inc.*	4,390	197,857
Estee Lauder Cos., Inc. Cl A	7,618	501,036
Farmer Brothers Co.*	15,081	212,039
Hain Celestial Group, Inc.*	3,735	242,663
J.M. Smucker Co.	4,180	431,167
PepsiCo, Inc.	10,191	833,522
Philip Morris Int’l., Inc.	14,070	1,218,743
Pinnacle Foods, Inc.	8,820	213,003
Prestige Brands Hldgs., Inc.*	16,858	491,242
Proctor & Gamble Co.	16,058	1,236,305
Susser Hldgs. Corp.*	7,077	338,847
The Pantry, Inc.*	20,503	249,727
TreeHouse Foods, Inc.*	2,367	155,133
Vector Group Ltd.	18,976	307,791
Village Super Market, Inc. Cl A	5,544	183,451
Wal-Mart Stores, Inc.	18,262	1,360,336
		9,645,354
ENERGY (3.9%)
Anadarko Petroleum Corp.	7,246	622,649
Apache Corp.	4,905	411,186
Carrizo Oil and Gas, Inc.*	14,265	404,127
Chevron Corp.	6,559	776,192

Endeavour International Corp.*	29,928	114,924
Energy XXI (Bermuda) Ltd.	33,474	742,454
EOG Resources, Inc.	3,549	467,332
Exxon Mobil Corp.	26,480	2,392,468
Gasco Energy, Inc.*	305,816	7,951
Gulf Coast Ultra Deep Royalty Trust*	76,258	155,566
Halliburton Co.	16,316	680,704
Helix Energy Solutions Group*	7,565	174,298
Hess Corp.	4,742	315,296
National Oilwell Varco, Inc.	7,339	505,657
Noble Energy, Inc.	12,560	754,102
Oasis Petroleum, Inc.*	9,390	364,989
Occidental Petroleum Corp.	7,723	689,123
PBF Energy, Inc.	27,419	710,152
Range Resources Corp.	4,117	318,326
Saratoga Resources, Inc.*	19,020	29,101
Targa Resources Corp.	4,075	262,145
		10,898,742
FINANCIALS (9.2%)
Agree Realty Corp.	3,271	96,560
American Assets Trust, Inc.	5,711	176,241
American Int’l. Group, Inc.*	15,088	674,434
AmREIT, Inc. Cl B	7,580	146,597
Aon PLC	4,785	307,915
Ashford Hospitality Trust, Inc.	16,904	193,551
Aspen Insurance Hldgs. Ltd.	6,182	229,290
BancFirst Corp.	4,079	189,877
Bank of America Corp.	54,660	702,928
Bank of Marin Bancorp	3,070	122,800
Banner Corp.	5,407	182,703
BB&T Corp.	15,101	511,622
Berkshire Hathaway, Inc. Cl B*	6,135	686,629
Brookline Bancorp, Inc.	28,267	245,358
Bryn Mawr Bank Corp.	8,055	192,756
Capital One Financial Corp.	14,706	923,684
Cash America Int’l., Inc.	6,140	279,124
Chesapeake Lodging Trust	21,170	440,124
Citigroup, Inc.	14,385	690,048
Colonial Properties Trust	24,347	587,250
Columbia Banking System, Inc.	6,690	159,289
Customers Bancorp, Inc.*	6,132	99,645
Dime Community Bancshares	12,281	188,145
Eagle Bancorp, Inc.*	6,057	135,556
EastGroup Properties, Inc.	2,437	137,130
Ellington Financial LLC	22,496	513,134
Endurance Specialty Hldgs. Ltd.	3,765	193,709
Equity Lifestyle Properties, Inc.	6,306	495,589
FBR & Co.*	6,866	173,435
FelCor Lodging Trust, Inc.*	50,721	299,761
Financial Engines, Inc.	3,150	143,609
First Interstate BancSytem, Inc.	12,343	255,870
Flagstar Bancorp, Inc.*	7,380	103,025
Flushing Financial Corp.	8,331	137,045
Forest City Enterprises, Inc. Cl A*	20,776	372,098
Franklin Resources, Inc.	1,908	259,526
Glacier Bancorp, Inc.	15,023	333,360
Goldman Sachs Group, Inc.	5,049	763,661
Highwoods Properties, Inc.	9,316	331,743
Investors Bancorp, Inc.	12,881	271,531
iShares Micro-Cap ETF	3,911	241,387
Janus Capital Group, Inc.	25,169	214,188

JPMorgan Chase & Co.	32,557	1,718,684
Marlin Business Svcs. Corp.	14,497	330,242
MB Financial, Inc.	9,934	266,231
Meadowbrook Insurance Group, Inc.	42,094	338,015
MetLife, Inc.	14,916	682,556
National Bank Hldgs. Corp. Cl A	11,927	234,962
Northfield Bancorp, Inc.	12,749	149,418
Ocwen Financial Corp.*	2,300	94,806
Oritani Financial Corp.	10,805	169,422
Parkway Properties, Inc.	6,919	115,962
Pennsylvania REIT	12,264	231,544
PHH Corp.*	11,342	231,150
PNC Financial Svcs. Grp., Inc.	6,441	469,678
PrivateBancorp, Inc.	8,473	179,712
ProAssurance Corp.	10,595	552,635
Prosperity Bancshares, Inc.	5,260	272,415
PS Business Parks, Inc.	2,356	170,033
S.Y. Bancorp, Inc.	14,250	349,553
Sabra Health Care REIT, Inc.	11,320	295,565
Select Income REIT	14,927	418,553
Signature Bank*	1	83
Simon Property Group, Inc.	5,305	837,766
Starwood Property Trust, Inc.	7,655	189,461
Stifel Financial Corp.*	5,969	212,914
SVB Financial Group*	4,703	391,854
Symetra Financial Corp.	29,441	470,762
Terreno Realty Corp.	7,208	133,564
Texas Capital Bancshares, Inc.*	3,120	138,403
Tower Group, Inc.	9,432	193,450
UMB Financial Corp.	4,708	262,094
Urstadt Biddle Pptys., Inc. Cl A	7,220	145,627
Walter Investment Mgmt. Corp.*	2,260	76,411
Wells Fargo & Co.	40,190	1,658,641
Westamerica Bancorporation	3,888	177,643
		25,561,736
HEALTH CARE (6.0%)
Abbott Laboratories	4,222	147,263
Abiomed, Inc.*	14,372	309,860
Acorda Therapeutics, Inc.*	3,117	102,830
Alnylam Pharmaceuticals, Inc.*	9,145	283,586
AmerisourceBergen Corp.	2,298	128,297
athenahealth, Inc.*	2,625	222,390
Biogen Idec, Inc.*	2,220	477,744
BioScrip, Inc.*	24,272	400,488
BioSpecifics Technologies Corp.*	5,304	82,742
Bruker Corp.*	7,980	128,877
Capital Senior Living Corp.*	8,352	199,613
Celgene Corp.*	6,880	804,341
Cepheid, Inc.*	4,382	150,828
Cerner Corp.*	2,056	197,561
Computer Programs & Systems, Inc.	4,889	240,245
Cornerstone Therapeutics, Inc.*	230	1,840
Coronado Biosciences, Inc.*	8,747	75,224
Covidien PLC	5,667	356,114
Cubist Pharmaceuticals, Inc.*	5,265	254,300
Cyberonics, Inc.*	2,572	133,641
DexCom, Inc.*	12,493	280,468
Emergent Biosolutions, Inc.*	7,790	112,332
Exact Sciences Corp.*	15,635	217,483
Express Scripts Hldg. Co.*	5,240	323,256
Forest Laboratories, Inc.*	16,811	689,251

Gilead Sciences, Inc.*	14,988	767,535
Harvard Bioscience, Inc.*	26,040	123,169
HeartWare International, Inc.*	2,252	214,188
Humana, Inc.	1,470	124,039
Insulet Corp.*	8,453	265,509
Intuitive Surgical, Inc.*	624	316,106
IPC The Hospitalist Co.*	2,991	153,618
Mazor Robotics Ltd. ADR*	2,141	30,616
McKesson Corp.	4,284	490,518
Medicines Co.*	2,015	61,981
Merck & Co., Inc.	22,809	1,059,478
MWI Veterinary Supply, Inc.*	2,248	277,044
Mylan, Inc.*	22,225	689,642
Neogen Corp.*	4,684	260,243
Omeros Corp.*	9,459	47,673
Orexigen Therapeutics, Inc.*	8,515	49,813
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	10,380	476,857
Pfizer, Inc.	53,440	1,496,854
Pharmacyclics, Inc.*	3,037	241,350
QLT, Inc.	68,811	302,080
Quest Diagnostics, Inc.	1,508	91,430
Questcor Pharmaceuticals, Inc.	6,678	303,582
Salix Pharmaceuticals Ltd.*	4,032	266,717
Seattle Genetics, Inc.*	5,552	174,666
St. Jude Medical, Inc.	5,518	251,786
Stryker Corp.	7,260	469,577
Sunesis Pharmaceuticals, Inc.*	10,121	52,730
Supernus Pharmaceuticals, Inc.*	44,653	287,119
Synageva BioPharma Corp.*	1,607	67,494
Synta Pharmaceuticals Corp.*	10,985	54,815
Threshold Pharmaceuticals, Inc.*	8,625	45,368
UnitedHealth Group, Inc.	6,368	416,977
Universal American Corp.	15,768	140,178
Vascular Solutions, Inc.*	10,038	147,659
WellCare Health Plans, Inc.*	3,333	185,148
		16,724,149
INDUSTRIALS (5.8%)
Alaska Air Group, Inc.*	5,415	281,580
Allegiant Travel Co.	2,485	263,385
American Railcar Inds., Inc	11,030	369,615
Astronics Corp.*	12,954	529,430
AZZ, Inc.	24,362	939,398
Beacon Roofing Supply, Inc.*	7,176	271,827
Boeing Co.	10,955	1,122,230
Caterpillar, Inc.	8,013	660,992
CIRCOR International, Inc.	5,690	289,393
Corporate Executive Board Co.	5,380	340,124
Cummins, Inc.	5,562	603,255
Encore Wire Corp.	13,481	459,702
EnPro Industries, Inc.*	6,684	339,280
Expeditors Int’l. of Wash.	10,219	388,424
FedEx Corp.	5,574	549,485
General Electric Co.	64,434	1,494,224
Healthcare Svcs. Group, Inc.	13,916	341,220
Hub Group, Inc. Cl A*	3,720	135,482
Miller Industries, Inc.	21,722	334,084
Mueller Industries, Inc.	14,605	736,530
Mueller Water Product, Inc. Cl A	30,570	211,239
Old Dominion Freight Line, Inc.*	26,938	1,121,160
On Assignment, Inc.*	15,358	410,366

Orbital Sciences Corp.*	14,269	247,853
Precision Castparts Corp.	4,366	986,760
Raven Industries, Inc.	14,000	419,720
Roper Industries, Inc.	5,789	719,110
Sun Hydraulics Corp.	5,684	177,796
Teledyne Technologies, Inc.*	3,778	292,228
The Advisory Board Co.*	6,111	333,966
Union Pacific Corp.	3,896	601,075
USG Corp.*	4,130	95,197
Wabash National Corp.*	23,816	242,447
		16,308,577
INFORMATION TECHNOLOGY (8.4%)
Altera Corp.	4,237	139,779
Analog Devices, Inc.	7,844	353,451
Anixter International, Inc.*	6,596	500,043
Apple, Inc.	5,600	2,218,048
ARRIS Group, Inc.*	35,485	509,209
Aspen Technology, Inc.*	4,005	115,304
Automatic Data Processing, Inc.	6,649	457,850
Brightcove, Inc.*	27,096	237,361
Broadcom Corp. Cl A	13,997	472,539
Cavium, Inc.*	7,061	249,748
Cirrus Logic, Inc.*	2,880	49,997
Cisco Systems, Inc.	29,543	718,190
Coherent, Inc.	3,006	165,540
CommVault Systems, Inc.*	9,977	757,155
comScore, Inc.*	10,800	263,412
Cornerstone OnDemand, Inc.*	4,315	186,796
CoStar Group, Inc.*	1,300	167,791
Datalink Corp.*	16,033	170,591
Emulex Corp.*	27,175	177,181
F5 Networks, Inc.*	1,898	130,582
Fairchild Semiconductor Int’l., Inc.*	11,199	154,546
FEI Company	2,719	198,460
Google, Inc. Cl A*	1,478	1,301,187
Heartland Payment Systems, Inc.	5,037	187,628
iGATE Corp.*	13,471	221,194
Imation Corp.*	38,385	162,369
Imperva, Inc.*	6,905	311,001
Informatica Corp.*	8,858	309,853
Int’l. Business Machines Corp.	5,590	1,068,305
Jive Software, Inc.*	10,673	193,928
KLA-Tencor Corp.	4,287	238,915
LogMeIn, Inc.*	11,679	285,668
MasterCard, Inc. Cl A	843	484,304
MAXIMUS, Inc.	4,925	366,814
Microsemi Corp.*	18,843	428,679
Microsoft Corp.	33,826	1,168,012
MKS Instruments, Inc.	6,481	172,006
Monolithic Power Systems, Inc.	16,992	409,677
MTS Systems Corp.	2,125	120,275
Nanometrics, Inc.*	23,362	342,721
NetApp, Inc.	2,057	77,713
Oracle Corp.	21,289	653,998
Plantronics, Inc.	4,382	192,457
Proofpoint, Inc.*	2,760	66,930
PTC, Inc.*	12,338	302,652
QLIK Technologies, Inc.*	6,955	196,618
QUALCOMM, Inc.	12,036	735,159
Responsys, Inc.*	6,950	99,455
Richardson Electronics Ltd.	42,580	499,889

Rogers Corp.*	6,993	330,909
Salesforce.com, inc.*	18,712	714,424
Semtech Corp.*	11,040	386,731
Sourcefire, Inc.*	13,172	731,704
Synaptics, Inc.*	5,345	206,103
Teradata Corp.*	6,224	312,632
Teradyne, Inc.*	10,389	182,535
Texas Instruments, Inc.	9,759	340,296
TIBCO Software, Inc.*	18,454	394,915
TTM Technologies, Inc.*	17,646	148,226
Ultimate Software Group, Inc.*	1,280	150,131
ValueClick, Inc.*	7,345	181,275
WEX, Inc.*	2,388	183,160
Yahoo!, Inc.*	11,568	290,472
		23,544,493
MATERIALS (2.4%)
Axiall Corp.	1,944	82,776
Ball Corp.	8,820	366,383
Boise, Inc.	67,490	576,365
Buckeye Technologies, Inc.	6,395	236,871
CaesarStone Sdot Yam Ltd.*	4,652	126,674
CF Industries Hldgs., Inc.	1,618	277,487
Clearwater Paper Corp.*	3,787	178,216
Commercial Metals Co.	14,295	211,137
Copper Mountain Mining Corp.*	26,862	39,444
Crown Hldgs., Inc.*	13,790	567,183
CVR Partners LP	6,029	137,039
Dow Chemical Co.	11,859	381,504
Eastman Chemical Co.	9,305	651,443
FMC Corp.	2,668	162,908
Freeport-McMoRan Copper & Gold, Inc.	12,097	333,998
Innophos Hldgs., Inc.	7,712	363,775
Kaiser Aluminum Corp.	8,625	534,233
Landec Corp.*	12,608	166,552
McEwen Mining, Inc.*	66,249	111,298
Schnitzer Steel Industries, Inc. Cl A	11,088	259,237
Silgan Hldgs., Inc.	15,706	737,553
Stepan Co.	4,125	229,391
		6,731,467
TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	33,466	1,184,696
Boingo Wireless, Inc.*	11,385	70,701
Consolidated Comms. Hldgs., Inc.	20,608	358,785
Sprint Nextel Corp.*	38,183	268,045
Verizon Communications, Inc.	9,614	483,969
		2,366,196
UTILITIES (1.5%)
Ameren Corp.	3,257	112,171
Avista Corp.	13,540	365,851
Black Hills Corp.	6,857	334,279
Dominion Resources, Inc.	10,136	575,928
Edison International	5,862	282,314
Idacorp, Inc.	7,005	334,559
Northwest Natural Gas Co.	4,290	182,239
NorthWestern Corp.	4,645	185,336
PNM Resources, Inc.	15,900	352,821
Portland General Electric Co.	6,999	214,099
PPL Corp.	6,500	196,690
Public Svc. Enterprise Group, Inc.	11,418	372,912
Sempra Energy	5,331	435,863
UNS Energy Corp.	7,643	341,871
		4,286,933
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $103,495,238) 47.7%		133,056,922

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	130,918
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		130,918

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.03	08/22/13	500,000	499,978
U.S. Treasury Bill	A-1+	0.04	07/05/13	600,000	599,997
U.S. Treasury Bill	A-1+	0.05	09/19/13	700,000	699,924
					1,799,899
COMMERCIAL PAPER (0.1%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	350,000	349,985
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,149,884) 0.7%					2,149,884

TOTAL ACTIVE ASSETS (Cost: $105,700,722) 48.4%					135,337,724

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,564,300) 0.6%					1,564,300

TOTAL INVESTMENTS (Cost: $217,062,002) 100.1%					279,606,566

OTHER NET ASSETS -0.1%					(305,314)

NET ASSETS 100.0%					$279,301,252

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.7%)
Bassett Furniture Industries, Inc.	297,387	4,618,420
bebe stores, inc.	365,470	2,050,287
Deckers Outdoor Corp.*	56,131	2,835,177
Pep Boys - Manny, Moe & Jack*	289,573	3,353,255
Rent-A-Center, Inc.	77,818	2,922,066
Ruby Tuesday, Inc.*	275,256	2,540,613
Shutterfly, Inc.*	91,715	5,116,780
Wolverine World Wide, Inc.	88,947	4,857,396
		28,293,994
CONSUMER STAPLES (3.3%)
Farmer Brothers Co.*	142,245	1,999,965
Prestige Brands Hldgs., Inc.*	158,103	4,607,121
The Pantry, Inc.*	197,541	2,406,049
Vector Group Ltd.	97,771	1,585,846
		10,598,981
ENERGY (4.9%)
Carrizo Oil and Gas, Inc.*	138,522	3,924,328
Endeavour International Corp.*	280,773	1,078,168
Energy XXI (Bermuda) Ltd.	221,617	4,915,465
Gasco Energy, Inc.*	2,236,626	58,152
Gulf Coast Ultra Deep Royalty Trust*	715,942	1,460,522
PBF Energy, Inc.	159,958	4,142,912
Saratoga Resources, Inc.*	189,470	289,889
		15,869,436
FINANCIALS (36.0%)
Agree Realty Corp.	30,796	909,098
Ashford Hospitality Trust, Inc.	156,708	1,794,307
Aspen Insurance Hldgs. Ltd.	59,673	2,213,272
BancFirst Corp.	40,401	1,880,667
Bank of Marin Bancorp	30,200	1,208,000
Banner Corp.	51,769	1,749,275
Brookline Bancorp, Inc.	281,810	2,446,111
Bryn Mawr Bank Corp.	79,691	1,907,006
Cash America Int’l., Inc.	56,799	2,582,083
Chesapeake Lodging Trust	126,976	2,639,831
Colonial Properties Trust	148,050	3,570,966
Columbia Banking System, Inc.	64,298	1,530,935
Customers Bancorp, Inc.*	59,575	968,094
Dime Community Bancshares	127,432	1,952,258
Eagle Bancorp, Inc.*	57,107	1,278,055
EastGroup Properties, Inc.	22,767	1,281,099
Ellington Financial LLC	215,615	4,918,178
Equity Lifestyle Properties, Inc.	58,430	4,592,014
FBR & Co.*	64,754	1,635,686
FelCor Lodging Trust, Inc.*	488,653	2,887,939
First Interstate BancSytem, Inc.	122,365	2,536,626
Flagstar Bancorp, Inc.*	75,528	1,054,371
Flushing Financial Corp.	78,495	1,291,243
Forest City Enterprises, Inc. Cl A*	204,948	3,670,619
Glacier Bancorp, Inc.	151,671	3,365,579
Highwoods Properties, Inc.	91,465	3,257,069
Investors Bancorp, Inc.	138,959	2,929,256
Janus Capital Group, Inc.	233,620	1,988,106
Marlin Business Svcs. Corp.	136,427	3,107,807
MB Financial, Inc.	98,464	2,638,835
Meadowbrook Insurance Group, Inc.	402,724	3,233,874
National Bank Hldgs. Corp. Cl A	105,709	2,082,467
Northfield Bancorp, Inc.	123,853	1,451,557

Ocwen Financial Corp.*	23,580	971,968
Parkway Properties, Inc.	65,178	1,092,383
Pennsylvania REIT	118,113	2,229,973
PHH Corp.*	110,925	2,260,652
PrivateBancorp, Inc.	79,764	1,691,794
ProAssurance Corp.	104,013	5,425,318
Prosperity Bancshares, Inc.	52,034	2,694,841
S.Y. Bancorp, Inc.	90,826	2,227,962
Select Income REIT	144,942	4,064,174
SVB Financial Group*	44,224	3,684,744
Symetra Financial Corp.	272,020	4,349,600
Terreno Realty Corp.	69,516	1,288,131
Tower Group, Inc.	88,913	1,823,606
UMB Financial Corp.	46,599	2,594,166
Urstadt Biddle Pptys., Inc. Cl A	71,706	1,446,310
Walter Investment Mgmt. Corp.*	23,284	787,232
Westamerica Bancorporation	37,467	1,711,867
		116,897,004
HEALTH CARE (3.3%)
Capital Senior Living Corp.*	80,846	1,932,219
Computer Programs & Systems, Inc.	47,099	2,314,445
Cornerstone Therapeutics, Inc.*	2,202	17,616
Harvard Bioscience, Inc.*	268,294	1,269,031
PAREXEL International Corp.*	26,070	1,197,656
QLT, Inc.	489,011	2,146,758
Supernus Pharmaceuticals, Inc.*	99,036	636,801
Universal American Corp.	148,436	1,319,596
		10,834,122
INDUSTRIALS (11.2%)
Alaska Air Group, Inc.*	50,855	2,644,460
American Railcar Inds., Inc	107,156	3,590,798
AZZ, Inc.	122,183	4,711,376
Encore Wire Corp.	130,852	4,462,053
Miller Industries, Inc.	203,800	3,134,444
Mueller Industries, Inc.	128,818	6,496,292
Old Dominion Freight Line, Inc.*	156,333	6,506,576
Orbital Sciences Corp.*	138,617	2,407,777
Wabash National Corp.*	224,228	2,282,641
		36,236,417
INFORMATION TECHNOLOGY (11.6%)
Anixter International, Inc.*	31,419	2,381,874
ARRIS Group, Inc.*	134,279	1,926,904
Cirrus Logic, Inc.*	27,959	485,368
Coherent, Inc.	29,002	1,597,140
CommVault Systems, Inc.*	27,536	2,089,707
Emulex Corp.*	256,205	1,670,457
Fairchild Semiconductor Int’l., Inc.*	105,226	1,452,119
Imation Corp.*	361,413	1,528,777
Informatica Corp.*	25,091	877,683
LogMeIn, Inc.*	48,356	1,182,788
Microsemi Corp.*	94,429	2,148,260
MKS Instruments, Inc.	62,470	1,657,954
Monolithic Power Systems, Inc.	84,170	2,029,339
Nanometrics, Inc.*	96,383	1,413,939
PTC, Inc.*	34,873	855,435
Richardson Electronics Ltd.	407,417	4,783,076
Semtech Corp.*	77,197	2,704,211
Sourcefire, Inc.*	61,297	3,405,048
TIBCO Software, Inc.*	95,598	2,045,797
TTM Technologies, Inc.*	170,334	1,430,806
		37,666,682

MATERIALS (9.6%)
Boise, Inc.	651,351	5,562,538
Buckeye Technologies, Inc.	63,546	2,353,744
Commercial Metals Co.	141,169	2,085,066
Copper Mountain Mining Corp.*	198,900	292,065
Crown Hldgs., Inc.*	129,972	5,345,748
Innophos Hldgs., Inc.	44,873	2,116,659
Kaiser Aluminum Corp.	83,872	5,195,032
McEwen Mining, Inc.*	274,490	461,143
Schnitzer Steel Industries, Inc. Cl A	107,690	2,517,792
Silgan Hldgs., Inc.	112,293	5,273,279
		31,203,066
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	113,857	1,982,250
UTILITIES (6.2%)
Avista Corp.	126,901	3,428,865
Black Hills Corp.	64,666	3,152,468
Idacorp, Inc.	65,681	3,136,925
Northwest Natural Gas Co.	40,196	1,707,526
PNM Resources, Inc.	155,026	3,440,027
Portland General Electric Co.	67,968	2,079,141
UNS Energy Corp.	71,675	3,206,023
		20,150,975
TOTAL COMMON STOCKS (Cost: $248,105,114) 95.4%		309,732,927
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,001,899
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $425,500) 0.3%		1,001,899

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.03	08/15/13	1,500,000	1,499,946
U.S. Treasury Bill	A-1+	0.03	08/01/13	1,000,000	999,976
U.S. Treasury Bill	A-1+	0.04	07/05/13	700,000	699,996
U.S. Treasury Bill	A-1+	0.03	08/22/13	500,000	499,978
					3,699,896
U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	0.06	07/19/13	1,000,000	999,967
COMMERCIAL PAPER (4.3%)
General Electric Capital Corp.	A-1+	0.11	09/24/13	5,000,000	4,998,676
New Jersey Natural Gas	A-1	0.10	07/17/13	3,000,000	2,999,855
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	6,000,000	5,999,972
					13,998,503
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,698,366) 5.7%					18,698,366

TOTAL INVESTMENTS (Cost: $267,228,980) 101.4%					329,433,192

OTHER NET ASSETS -1.4%					(4,401,339)

NET ASSETS 100.0%					$325,031,853

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.5%)
Aeropostale, Inc.*	178,158	2,458,580
AFC Enterprises, Inc.*	176,415	6,340,355
American Axle & Mfg. Hldgs., Inc.*	189,873	3,537,334
Bally Technologies, Inc.*	41,873	2,362,475
Cinemark Hldgs., Inc.	100,720	2,812,102
Deckers Outdoor Corp.*	46,434	2,345,381
Drew Industries, Inc.	44,670	1,756,424
Francesca’s Hldgs. Corp.*	66,805	1,856,511
Haverty Furniture Cos., Inc.	104,407	2,402,405
Hibbett Sports, Inc.*	28,221	1,566,266
HSN, Inc.	38,417	2,063,761
Monro Muffler Brake, Inc.	57,998	2,786,804
Red Robin Gourmet Burgers, Inc.*	96,183	5,307,378
Rent-A-Center, Inc.	81,947	3,077,110
Shutterfly, Inc.*	94,884	5,293,578
Steiner Leisure Ltd.*	33,213	1,755,639
Steve Madden Ltd.*	47,195	2,283,294
Wolverine World Wide, Inc.	66,427	3,627,578
		53,632,975
CONSUMER STAPLES (4.5%)
Elizabeth Arden, Inc.*	43,336	1,953,154
Hain Celestial Group, Inc.*	36,542	2,374,134
Pinnacle Foods, Inc.	88,210	2,130,272
Susser Hldgs. Corp.*	71,050	3,401,874
TreeHouse Foods, Inc.*	23,346	1,530,097
Vector Group Ltd.	88,809	1,440,482
Village Super Market, Inc. Cl A	55,610	1,840,135
		14,670,148
ENERGY (4.0%)
Energy XXI (Bermuda) Ltd.	104,372	2,314,971
Helix Energy Solutions Group*	75,285	1,734,566
Oasis Petroleum, Inc.*	92,307	3,587,973
PBF Energy, Inc.	110,226	2,854,853
Targa Resources Corp.	40,085	2,578,668
		13,071,031
FINANCIALS (9.0%)
American Assets Trust, Inc.	55,699	1,718,871
AmREIT, Inc. Cl B	75,935	1,468,583
Chesapeake Lodging Trust	81,686	1,698,252
Colonial Properties Trust	104,847	2,528,910
Endurance Specialty Hldgs. Ltd.	36,998	1,903,547
Financial Engines, Inc.	31,500	1,436,085
iShares Micro-Cap ETF	39,382	2,430,657
iShares Russell 2000 Growth ETF	28,744	3,205,243
Oritani Financial Corp.	108,263	1,697,564
PS Business Parks, Inc.	23,077	1,665,467
S.Y. Bancorp, Inc.	46,825	1,148,617
Sabra Health Care REIT, Inc.	111,303	2,906,121
Starwood Property Trust, Inc.	75,137	1,859,641
Stifel Financial Corp.*	59,837	2,134,386
Texas Capital Bancshares, Inc.*	30,442	1,350,407
		29,152,351
HEALTH CARE (19.3%)
Abiomed, Inc.*	141,542	3,051,646
Acorda Therapeutics, Inc.*	31,328	1,033,511
Alnylam Pharmaceuticals, Inc.*	89,856	2,786,435
athenahealth, Inc.*	26,440	2,239,997
BioScrip, Inc.*	242,293	3,997,835

BioSpecifics Technologies Corp.*	50,982	795,319
Bruker Corp.*	84,339	1,362,075
Cepheid, Inc.*	43,820	1,508,284
Coronado Biosciences, Inc.*	87,559	753,007
Cubist Pharmaceuticals, Inc.*	52,723	2,546,521
Cyberonics, Inc.*	25,232	1,311,055
DexCom, Inc.*	122,860	2,758,207
Emergent Biosolutions, Inc.*	76,467	1,102,654
Exact Sciences Corp.*	157,111	2,185,414
HeartWare International, Inc.*	22,221	2,113,439
Insulet Corp.*	82,095	2,578,604
IPC The Hospitalist Co.*	29,272	1,503,410
Mazor Robotics Ltd. ADR*	21,448	306,706
Medicines Co.*	20,212	621,721
MWI Veterinary Supply, Inc.*	22,586	2,783,499
Neogen Corp.*	45,734	2,540,981
Omeros Corp.*	91,704	462,188
Orexigen Therapeutics, Inc.*	83,940	491,049
PAREXEL International Corp.*	76,921	3,533,751
Pharmacyclics, Inc.*	30,381	2,414,378
QLT, Inc.	180,882	794,072
Questcor Pharmaceuticals, Inc.	66,942	3,043,183
Salix Pharmaceuticals Ltd.*	40,412	2,673,254
Seattle Genetics, Inc.*	55,416	1,743,387
Sunesis Pharmaceuticals, Inc.*	99,773	519,817
Supernus Pharmaceuticals, Inc.*	339,040	2,180,027
Synageva BioPharma Corp.*	15,520	651,840
Synta Pharmaceuticals Corp.*	110,035	549,075
Threshold Pharmaceuticals, Inc.*	84,278	443,302
Vascular Solutions, Inc.*	99,270	1,460,262
WellCare Health Plans, Inc.*	33,386	1,854,592
		62,694,497
INDUSTRIALS (16.2%)
Allegiant Travel Co.	24,715	2,619,543
Astronics Corp.*	127,703	5,219,222
AZZ, Inc.	115,743	4,463,050
Beacon Roofing Supply, Inc.*	65,922	2,497,125
CIRCOR International, Inc.	53,491	2,720,552
Corporate Executive Board Co.	52,855	3,341,493
EnPro Industries, Inc.*	66,924	3,397,062
Healthcare Svcs. Group, Inc.	139,001	3,408,305
Hub Group, Inc. Cl A*	35,626	1,297,499
Mueller Water Product, Inc. Cl A	305,630	2,111,903
Old Dominion Freight Line, Inc.*	106,602	4,436,775
On Assignment, Inc.*	150,089	4,010,378
Raven Industries, Inc.	146,113	4,380,468
Sun Hydraulics Corp.	56,886	1,779,394
Teledyne Technologies, Inc.*	37,891	2,930,869
The Advisory Board Co.*	60,592	3,311,353
USG Corp.*	41,300	951,965
		52,876,956
INFORMATION TECHNOLOGY (23.6%)
Anixter International, Inc.*	32,885	2,493,012
ARRIS Group, Inc.*	211,939	3,041,325
Aspen Technology, Inc.*	40,190	1,157,070
Brightcove, Inc.*	272,049	2,383,149
Cavium, Inc.*	69,224	2,448,453
CommVault Systems, Inc.*	71,423	5,420,291
comScore, Inc.*	106,194	2,590,072
Cornerstone OnDemand, Inc.*	43,240	1,871,860
CoStar Group, Inc.*	13,065	1,686,300

Datalink Corp.*	160,176	1,704,273
FEI Company	26,797	1,955,913
Heartland Payment Systems, Inc.	48,830	1,818,918
iGATE Corp.*	134,067	2,201,380
Imperva, Inc.*	67,785	3,053,036
Informatica Corp.*	61,932	2,166,381
Jive Software, Inc.*	106,953	1,943,336
LogMeIn, Inc.*	65,822	1,610,006
MAXIMUS, Inc.	49,285	3,670,747
Microsemi Corp.*	88,178	2,006,050
Monolithic Power Systems, Inc.	80,720	1,946,159
MTS Systems Corp.	21,285	1,204,731
Nanometrics, Inc.*	128,136	1,879,755
Plantronics, Inc.	43,460	1,908,763
Proofpoint, Inc.*	27,320	662,510
PTC, Inc.*	84,953	2,083,897
QLIK Technologies, Inc.*	69,741	1,971,578
Responsys, Inc.*	69,510	994,688
Rogers Corp.*	70,058	3,315,145
Semtech Corp.*	32,835	1,150,210
Sourcefire, Inc.*	65,700	3,649,635
Synaptics, Inc.*	53,600	2,066,816
Teradyne, Inc.*	104,117	1,829,336
TIBCO Software, Inc.*	84,181	1,801,473
Ultimate Software Group, Inc.*	12,795	1,500,726
ValueClick, Inc.*	74,355	1,835,081
WEX, Inc.*	23,439	1,797,771
		76,819,846
MATERIALS (4.1%)
Axiall Corp.	19,420	826,904
CaesarStone Sdot Yam Ltd.*	46,716	1,272,077
Clearwater Paper Corp.*	37,937	1,785,315
CVR Partners LP	60,165	1,367,550
Innophos Hldgs., Inc.	29,552	1,393,968
Landec Corp.*	126,578	1,672,095
McEwen Mining, Inc.*	381,831	641,476
Silgan Hldgs., Inc.	44,187	2,075,022
Stepan Co.	40,580	2,256,654
		13,291,061
TELECOMMUNICATION SERVICES (0.7%)
Boingo Wireless, Inc.*	114,100	708,561
Consolidated Comms. Hldgs., Inc.	87,850	1,529,469
		2,238,030
UTILITIES (0.6%)
NorthWestern Corp.	46,605	1,859,540
TOTAL COMMON STOCKS (Cost: $253,935,893) 98.5%		320,306,435

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.06	07/26/13	2,500,000	2,499,878
COMMERCIAL PAPER (0.8%)
New Jersey Natural Gas	A-1	0.10	07/10/13	1,500,000	1,499,954
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	1,000,000	999,994
					2,499,948
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,826) 1.6%					4,999,826

TOTAL INVESTMENTS (Cost: $258,935,719) 100.1%	325,306,261

OTHER NET ASSETS -0.1%	(435,891)

NET ASSETS 100.0%	$324,870,370

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.4%)
CST Brands, Inc.*	1,413	43,535
Deckers Outdoor Corp.*	11,447	578,188
Dillard’s, Inc. Cl A	1,739	142,546
Discovery Communications, Inc. Cl A*	8,348	644,549
Lamar Advertising Co. Cl A*	9,958	432,177
Mohawk Industries, Inc.*	4,360	490,456
Newell Rubbermaid, Inc.	27,346	717,833
Rent-A-Center, Inc.	10,874	408,319
Shutterfly, Inc.*	16,376	913,617
V.F. Corp.	3,705	715,287
Whirlpool Corp.	2,843	325,125
		5,411,632
CONSUMER STAPLES (4.5%)
ConAgra Foods, Inc.	33,315	1,163,693
Constellation Brands, Inc. Cl A*	3,702	192,948
Dr. Pepper Snapple Group, Inc.	11,129	511,155
J.M. Smucker Co.	7,187	741,339
Vector Group Ltd.	18,268	296,307
		2,905,442
ENERGY (8.6%)
Atwood Oceanics, Inc.*	6,615	344,311
Cheniere Energy, Inc.*	15,277	424,090
Energy XXI (Bermuda) Ltd.	36,067	799,966
Gulf Coast Ultra Deep Royalty Trust*	132,961	271,240
Noble Energy, Inc.	26,091	1,566,504
Range Resources Corp.	10,843	838,381
Tesoro Corp.	14,863	777,632
Valero Energy Corp.	13,494	469,186
		5,491,310
FINANCIALS (30.4%)
American Financial Group, Inc.	23,890	1,168,460
Ameriprise Financial, Inc.	16,482	1,333,064
Aon PLC	13,908	894,980
Associated Banc-Corp.	37,165	577,916
Assurant, Inc.	3,756	191,218
BOK Financial Corp.	12,564	804,724
Brandywine Realty Trust	34,352	464,439
CBL & Associates Pptys., Inc.	33,142	709,902
City National Corp.	4,780	302,909
Comerica, Inc.	18,194	724,667
DDR Corp.	13,019	216,766
Discover Financial Svcs.	13,610	648,380
Duke Realty Corp.	37,884	590,612
Equity Lifestyle Properties, Inc.	7,691	604,436
Everest Re Group Ltd.	6,031	773,536
Fifth Third Bancorp	29,875	539,244
Fulton Financial Corp.	42,233	484,835
HCC Insurance Hldgs., Inc.	5,380	231,932
Health Care REIT, Inc.	4,890	327,777
Highwoods Properties, Inc.	8,370	298,056
Home Properties, Inc.	10,683	698,348
Host Hotels & Resorts, Inc.	36,507	615,873
Howard Hughes Corp.*	1,952	218,800
Janus Capital Group, Inc.	33,537	285,400
KeyCorp	33,566	370,569
Kilroy Realty Corp.	11,457	607,336
Lincoln National Corp.	11,945	435,634
M&T Bank Corp.	2,907	324,857
Marsh & McLennan Cos., Inc.	13,133	524,269

People’s United Financial, Inc.	42,901	639,225
Progressive Corp.	19,008	483,183
Reinsurance Grp. of America, Inc.	9,168	633,600
StanCorp Financial Group, Inc.	13,669	675,385
Starwood Property Trust, Inc.	9,335	231,041
Vornado Realty Trust	10,423	863,546
		19,494,919
HEALTH CARE (6.9%)
AmerisourceBergen Corp.	18,687	1,043,295
CIGNA Corp.	12,160	881,478
Forest Laboratories, Inc.*	15,354	629,514
HCA Hldgs., Inc.	6,248	225,303
Hospira, Inc.*	9,877	378,388
Humana, Inc.	4,481	378,107
MEDNAX, Inc.*	6,708	614,319
Mylan, Inc.*	9,432	292,675
		4,443,079
INDUSTRIALS (11.7%)
AZZ, Inc.	6,575	253,532
Eaton Corp. PLC	7,967	524,308
Flowserve Corp.	9,261	500,187
General Cable Corp.	12,466	383,330
Genesee & Wyoming, Inc. Cl A*	4,020	341,057
Joy Global, Inc.	9,569	464,384
Kirby Corp.*	16,668	1,325,773
L-3 Communications Hldgs., Inc.	3,547	304,120
Lincoln Electric Hldgs., Inc.	12,710	727,902
Old Dominion Freight Line, Inc.*	22,788	948,437
Oshkosh Corp.*	16,326	619,898
Timken Co.	7,245	407,749
Triumph Group, Inc.	8,529	675,070
		7,475,747
INFORMATION TECHNOLOGY (10.3%)
Altera Corp.	9,258	305,421
Analog Devices, Inc.	8,232	370,934
Avago Technologies Ltd.	9,495	354,923
Avnet, Inc.*	9,060	304,416
Coherent, Inc.	10,383	571,792
F5 Networks, Inc.*	3,066	210,941
Fairchild Semiconductor Int’l., Inc.*	9,845	135,861
Harris Corp.	4,073	200,595
Informatica Corp.*	10,609	371,103
KLA-Tencor Corp.	5,951	331,649
Maxim Integrated Products, Inc	4,805	133,483
Microsemi Corp.*	19,164	435,981
NCR Corp.*	25,229	832,305
NetApp, Inc.	3,914	147,871
Silicon Laboratories, Inc.*	6,535	270,614
Sourcefire, Inc.*	5,750	319,413
Symantec Corp.	10,428	234,317
Tech Data Corp.*	8,234	387,739
Teradata Corp.*	7,548	379,136
TIBCO Software, Inc.*	13,331	285,283
		6,583,777
MATERIALS (6.7%)
Agnico-Eagle Mines Ltd.	11,003	303,023
CF Industries Hldgs., Inc.	1,368	234,612
Crown Hldgs., Inc.*	44,814	1,843,196
Cytec Industries, Inc.	10,748	787,291
Eastman Chemical Co.	11,162	781,452
RPM International, Inc.	9,431	301,226
Walter Energy, Inc.	6,396	66,518
		4,317,318

TELECOMMUNICATION SERVICES (1.3%)
Sprint Nextel Corp.*	72,700	510,354
Windstream Corp.	37,571	289,672
		800,026
UTILITIES (8.3%)
Ameren Corp.	23,250	800,730
Atmos Energy Corp.	13,565	556,979
Edison International	19,589	943,406
Entergy Corp.	6,655	463,720
FirstEnergy Corp.	14,727	549,906
Great Plains Energy, Inc.	29,167	657,424
ITC Hldgs. Corp.	6,587	601,393
NV Energy, Inc.	31,836	746,873
		5,320,431
TOTAL COMMON STOCKS (Cost: $50,806,814) 97.1%		62,243,681

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.3%)
Abbott Laboratories†	A-1+	0.10	08/27/13	1,200,000	1,199,803
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	1,200,000	1,199,994
Toyota Motor Credit Corp.	A-1+	0.10	08/05/13	300,000	299,969
Toyota Motor Credit Corp.	A-1+	0.14	07/02/13	700,000	699,992
					3,399,758
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,399,758) 5.3%					3,399,758

TOTAL INVESTMENTS (Cost: $54,206,572) 102.4%					65,643,439

OTHER NET ASSETS -2.4%					(1,542,612)

NET ASSETS 100.0%					$64,100,827

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aaron’s, Inc.	38,794	1,086,620
Advance Auto Parts, Inc.	40,646	3,299,236
Aeropostale, Inc.*	43,556	601,073
AMC Networks, Inc. Cl A*	31,378	2,052,435
American Eagle Outfitters, Inc.	96,310	1,758,621
ANN, Inc.*	25,532	847,662
Apollo Group, Inc.*	66,011	1,169,715
Ascena Retail Group, Inc.*	70,090	1,223,071
Bally Technologies, Inc.*	21,340	1,204,003
Barnes & Noble, Inc.*	20,588	328,584
Big Lots, Inc.*	31,830	1,003,600
Bob Evans Farms, Inc.	15,358	721,519
Brinker International, Inc.	39,989	1,576,766
Cabela’s, Inc.*	25,652	1,661,224
Carter’s, Inc.	27,848	2,062,701
Cheesecake Factory, Inc.	27,668	1,159,013
Chico’s FAS, Inc.	89,234	1,522,332
Cinemark Hldgs., Inc.	55,589	1,552,045
CST Brands, Inc.*	33,030	1,017,654
Deckers Outdoor Corp.*	19,418	980,803
DeVry, Inc.	30,815	955,881
Dick’s Sporting Goods, Inc.	54,868	2,746,692
Domino’s Pizza, Inc.	30,871	1,795,149
DreamWorks Animation SKG Cl A*	38,352	984,112
Foot Locker, Inc.	81,878	2,876,374
Gentex Corp.	78,379	1,806,636
Guess?, Inc.	33,680	1,045,090
Hanesbrands, Inc.	55,055	2,830,928
HSN, Inc.	19,865	1,067,148
International Speedway Corp. Cl A	14,172	445,993
Jarden Corp.*	55,556	2,430,575
KB Home	46,538	913,541
Lamar Advertising Co. Cl A*	30,634	1,329,516
Life Time Fitness, Inc.*	21,805	1,092,649
LKQ Corp.*	164,156	4,227,017
Matthews International Corp. Cl A	15,053	567,498
MDC Hldgs., Inc.	22,314	725,428
Meredith Corp.	19,376	924,235
Mohawk Industries, Inc.*	34,077	3,833,322
New York Times Co. Cl A*	66,645	737,094
NVR, Inc.*	2,624	2,419,328
Office Depot, Inc.*	159,529	617,377
Panera Bread Co. Cl A*	15,543	2,890,065
Polaris Industries, Inc.	35,334	3,356,730
Regis Corp.	30,973	508,577
Rent-A-Center, Inc.	31,754	1,192,363
Saks, Inc.*	55,853	761,835
Scholastic Corp.	14,413	422,157
Scientific Games Corp. Cl A*	29,062	326,948
Service Corp. International	115,909	2,089,839
Signet Jewelers Ltd.	44,489	2,999,893
Sotheby’s	37,449	1,419,692
Strayer Education, Inc.	6,096	297,668
Tempur Sealy Int’l., Inc.*	34,071	1,495,717
The Wendy’s Co.	155,545	906,827
Thor Industries, Inc.	23,914	1,176,091
Toll Brothers, Inc.*	85,555	2,791,660
Tractor Supply Co.	38,908	4,575,970
Tupperware Brands Corp.	29,292	2,275,695
Under Armour, Inc. Cl A*	43,273	2,583,831

Valassis Communications, Inc.	21,573	530,480
Wiley (John) & Sons, Inc. Cl A	25,090	1,005,858
Williams-Sonoma, Inc.	47,709	2,666,456
WMS Industries, Inc.*	29,854	761,576
		100,236,188
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	74,889	4,621,400
Dean Foods Co.*	102,226	1,024,305
Energizer Hldgs., Inc.	34,148	3,432,215
Flowers Foods, Inc.	94,896	2,092,457
Green Mountain Coffee Roasters, Inc.*	70,940	5,324,751
Harris Teeter Supermarkets, Inc.	26,619	1,247,366
Hillshire Brands Co.	67,331	2,227,309
Ingredion, Inc.	43,308	2,841,871
Lancaster Colony Corp.	10,663	831,607
Post Hldgs., Inc.*	17,889	781,034
Smithfield Foods, Inc.*	68,205	2,233,714
SUPERVALU, Inc.*	108,676	675,965
Tootsie Roll Industries, Inc.	11,319	359,718
United Natural Foods, Inc.*	27,322	1,475,115
Universal Corp.	12,666	732,728
WhiteWave Foods Co. Cl A*	75,252	1,222,845
		31,124,400
ENERGY (5.1%)
Alpha Natural Resources, Inc.*	120,067	629,151
Arch Coal, Inc.	115,465	436,458
Atwood Oceanics, Inc.*	31,688	1,649,360
Bill Barrett Corp.*	26,603	537,913
CARBO Ceramics, Inc.	11,007	742,202
Cimarex Energy Co.	47,618	3,094,694
Dresser-Rand Group, Inc.*	42,694	2,560,786
Dril-Quip, Inc.*	20,278	1,830,901
Energen Corp.	39,812	2,080,575
Helix Energy Solutions Group*	54,297	1,251,003
HollyFrontier Corp.	113,815	4,869,006
Oceaneering Int’l., Inc.	59,883	4,323,553
Oil States International, Inc.*	30,255	2,802,823
Patterson-UTI Energy, Inc.	80,470	1,557,497
Rosetta Resources, Inc.*	34,208	1,454,524
SM Energy Co.	35,849	2,150,223
Superior Energy Services, Inc.*	89,043	2,309,775
Tidewater, Inc.	27,264	1,553,230
Unit Corp.*	24,223	1,031,415
World Fuel Services Corp.	39,897	1,595,082
		38,460,171
FINANCIALS (22.4%)
Affiliated Managers Group, Inc.*	28,967	4,748,850
Alexander & Baldwin, Inc.*	23,472	933,012
Alexandria Real Estate Equities, Inc.	38,228	2,512,344
Alleghany Corp.*	9,280	3,557,117
American Campus Communities, Inc.	57,481	2,337,177
American Financial Group, Inc.	41,105	2,010,446
Apollo Investment Corp.	123,382	954,977
Aspen Insurance Hldgs. Ltd.	37,377	1,386,313
Associated Banc-Corp.	91,105	1,416,683
Astoria Financial Corp.	44,245	476,961
BancorpSouth, Inc.	45,791	810,501
Bank of Hawaii Corp.	24,332	1,224,386
Berkley (W.R.) Corp.	59,873	2,446,411
BioMed Realty Trust, Inc.	101,294	2,049,178
BRE Properties, Inc.	41,476	2,074,630
Brown & Brown, Inc.	64,251	2,071,452
Camden Property Trust	45,089	3,117,453
Cathay General Bancorp	40,042	814,855

CBOE Holdings, Inc.	47,946	2,236,201
City National Corp.	25,988	1,646,860
Commerce Bancshares, Inc.	41,891	1,824,772
Corporate Office Pptys. Trust	46,721	1,191,386
Corrections Corp. of America	62,141	2,104,716
Cullen/Frost Bankers, Inc.	32,470	2,168,022
Duke Realty Corp.	176,033	2,744,354
East West Bancorp, Inc.	74,129	2,038,548
Eaton Vance Corp.	66,215	2,489,022
Equity One, Inc.	33,757	763,921
Essex Property Trust, Inc.	20,356	3,234,976
Everest Re Group Ltd.	27,594	3,539,206
Extra Space Storage, Inc.	55,365	2,321,454
Federal Realty Investment Trust	35,557	3,686,550
Federated Investors, Inc. Cl B	52,241	1,431,926
Fidelity Nat’l. Financial, Inc. Cl A	116,669	2,777,889
First American Financial Corp.	59,442	1,310,102
First Horizon National Corp.	132,053	1,478,994
First Niagara Financial Group, Inc.	191,668	1,930,097
FirstMerit Corp.	90,019	1,803,081
Fulton Financial Corp.	107,392	1,232,860
Gallagher (Arthur J.) & Co.	68,457	2,990,886
Greenhill & Co., Inc.	14,577	666,752
Hancock Hldg. Co.	46,343	1,393,534
Hanover Insurance Group, Inc.	24,142	1,181,268
HCC Insurance Hldgs., Inc.	54,835	2,363,937
Highwoods Properties, Inc.	44,826	1,596,254
Home Properties, Inc.	28,214	1,844,349
Hospitality Properties Trust	76,025	1,997,937
International Bancshares Corp.	29,612	668,639
Janus Capital Group, Inc.	104,448	888,852
Jones Lang LaSalle, Inc.	24,220	2,207,411
Kemper Corp.	29,402	1,007,019
Kilroy Realty Corp.	40,866	2,166,307
Liberty Property Trust	66,103	2,443,167
Mack-Cali Realty Corp.	45,417	1,112,262
Mercury General Corp.	19,476	856,165
MSCI, Inc. Cl A*	66,900	2,225,763
National Retail Pptys., Inc.	65,563	2,255,367
New York Community Bancorp, Inc.	237,455	3,324,370
Old Republic Int’l. Corp.	132,188	1,701,260
Omega Healthcare Investors, Inc.	63,913	1,982,581
Potlatch Corp.	21,939	887,213
Primerica, Inc.	25,141	941,279
Prosperity Bancshares, Inc.	25,656	1,328,724
Protective Life Corp.	42,964	1,650,247
Raymond James Financial, Inc.	61,748	2,653,929
Rayonier, Inc.	68,627	3,801,250
Realty Income Corp.	106,815	4,477,685
Regency Centers Corp.	49,758	2,528,204
Reinsurance Grp. of America, Inc.	39,754	2,747,399
SEI Investments Co.	73,552	2,091,083
Senior Housing Pptys. Trust	101,905	2,642,397
Signature Bank*	25,700	2,133,614
SL Green Realty Corp	49,452	4,361,172
StanCorp Financial Group, Inc.	23,988	1,185,247
SVB Financial Group*	24,071	2,005,596
Synovus Financial Corp.	429,527	1,254,219
Taubman Centers, Inc.	35,177	2,643,552
TCF Financial Corp.	90,121	1,277,916
Trustmark Corp.	36,570	898,891
UDR, Inc.	134,033	3,416,501
Valley National Bancorp	108,665	1,029,058
Waddell & Reed Financial, Inc. Cl A	47,690	2,074,515

Washington Federal, Inc.	56,016	1,057,582
Webster Financial Corp.	49,004	1,258,423
Weingarten Realty Investors	60,804	1,870,939
Westamerica Bancorporation	14,837	677,903
		168,666,301
HEALTH CARE (9.1%)
Allscripts Healthcare Solutions, Inc.*	98,704	1,277,230
Bio-Rad Laboratories, Inc. Cl A*	10,993	1,233,415
Charles River Laboratories Int’l., Inc.*	26,869	1,102,435
Community Health Systems, Inc.	51,779	2,427,400
Cooper Companies, Inc.	26,399	3,142,801
Covance, Inc.*	30,146	2,295,316
Endo Health Solutions, Inc.*	61,625	2,267,184
Health Management Associates, Inc. Cl A*	137,782	2,165,933
Health Net, Inc.*	43,532	1,385,188
Hill-Rom Hldgs., Inc.	32,435	1,092,411
HMS Hldgs. Corp.*	48,502	1,130,097
Hologic, Inc.*	148,156	2,859,411
IDEXX Laboratories, Inc.*	29,131	2,615,381
LifePoint Hospitals, Inc.*	25,867	1,263,344
Mallinckrodt PLC*	32,565	1,479,428
Masimo Corp.	27,967	592,900
MEDNAX, Inc.*	27,313	2,501,325
Mettler-Toledo Int’l., Inc.*	16,457	3,311,148
Omnicare, Inc.	55,955	2,669,613
Owens & Minor, Inc.	34,151	1,155,328
ResMed, Inc.	76,758	3,464,089
Schein (Henry), Inc.*	47,234	4,522,656
STERIS Corp.	32,200	1,380,736
Techne Corp.	18,709	1,292,418
Teleflex, Inc.	22,365	1,733,064
Thoratec Corp.*	30,980	969,984
United Therapeutics Corp.*	25,086	1,651,161
Universal Health Svcs., Inc. Cl B	49,149	3,291,017
VCA Antech, Inc.*	48,266	1,259,260
Vertex Pharmaceuticals, Inc.*	121,757	9,724,727
WellCare Health Plans, Inc.*	23,520	1,306,536
		68,562,936
INDUSTRIALS (16.1%)
Acuity Brands, Inc.	23,744	1,793,147
AECOM Technology Corp.*	56,915	1,809,328
AGCO Corp.	54,073	2,713,924
Alaska Air Group, Inc.*	39,612	2,059,824
Alliant TechSystems, Inc.	17,508	1,441,434
AMETEK, Inc.	133,941	5,665,699
B/E Aerospace, Inc.*	58,173	3,669,553
Carlisle Cos., Inc.	34,906	2,174,993
CLARCOR, Inc.	26,929	1,405,963
Clean Harbors, Inc.*	29,748	1,503,166
Con-way, Inc.	30,895	1,203,669
Copart, Inc.*	58,473	1,800,968
Corporate Executive Board Co.	18,066	1,142,133
Crane Co.	26,724	1,601,302
Deluxe Corp.	27,668	958,696
Donaldson Co., Inc.	73,502	2,621,081
Donnelley (R.R.) & Sons Co.	97,184	1,361,548
Esterline Technologies Corp.*	17,079	1,234,641
Exelis, Inc.	101,513	1,399,864
Fortune Brands Home & Security, Inc.	93,983	3,640,901
FTI Consulting, Inc.*	22,165	729,007
Gardner Denver, Inc.	26,830	2,017,079
GATX Corp.	25,761	1,221,844
General Cable Corp.	27,858	856,634
Genesee & Wyoming, Inc. Cl A*	27,220	2,309,345

Graco, Inc.	33,838	2,138,900
Granite Construction, Inc.	19,894	592,045
Harsco Corp.	44,427	1,030,262
HNI Corp.	24,961	900,343
Hubbell, Inc. Cl B	29,499	2,920,401
Hunt (J.B.) Transport Svcs., Inc.	50,151	3,622,908
Huntington Ingalls Industries, Inc.	27,695	1,564,214
IDEX Corp.	45,252	2,435,010
ITT Corp.	49,579	1,458,118
JetBlue Airways Corp*	123,096	775,505
KBR, Inc.	81,792	2,658,240
Kennametal, Inc.	43,129	1,674,699
Kirby Corp.*	30,960	2,462,558
Landstar System, Inc.	25,487	1,312,581
Lennox International, Inc.	25,561	1,649,707
Lincoln Electric Hldgs., Inc.	45,326	2,595,820
Manpowergroup, Inc.	42,575	2,333,110
Matson, Inc.	23,485	587,125
Miller (Herman), Inc.	31,906	863,695
Mine Safety Appliances Co.	16,954	789,209
MSC Industrial Direct Co., Inc. Cl A	25,658	1,987,469
Nordson Corp.	30,769	2,132,599
Oshkosh Corp.*	49,405	1,875,908
Regal-Beloit Corp.	24,976	1,619,444
Rollins, Inc.	35,827	927,919
SPX Corp.	26,386	1,899,264
Terex Corp.*	64,214	1,688,828
The Brink’s Co.	26,205	668,490
Timken Co.	44,094	2,481,610
Towers Watson & Co. Cl A	30,713	2,516,623
Trinity Industries, Inc.	43,506	1,672,371
Triumph Group, Inc.	27,693	2,191,901
United Rentals, Inc.*	52,259	2,608,247
URS Corp.	41,680	1,968,130
UTI Worldwide, Inc.	57,042	939,482
Valmont Industries, Inc.	13,009	1,861,458
Wabtec Corp.	53,114	2,837,881
Waste Connections, Inc.	67,010	2,756,791
Watsco, Inc.	16,507	1,385,928
Werner Enterprises, Inc.	24,570	593,857
Woodward, Inc.	33,008	1,320,320
		120,634,713
INFORMATION TECHNOLOGY (14.9%)
3D Systems Corp.*	51,934	2,279,903
ACI Worldwide, Inc.*	21,757	1,011,265
Acxiom Corp.*	40,698	923,031
Adtran, Inc.	32,233	793,254
Advent Software, Inc.	17,960	629,678
Alliance Data Systems Corp.*	26,961	4,880,750
ANSYS, Inc.*	51,483	3,763,407
AOL, Inc.	41,922	1,529,315
Arrow Electronics, Inc.*	57,792	2,303,011
Atmel Corp.*	238,245	1,751,101
Avnet, Inc.*	75,721	2,544,226
Broadridge Financial Solutions, Inc.	66,442	1,766,028
Cadence Design Systems, Inc.*	156,958	2,272,752
Ciena Corp.*	56,219	1,091,773
CommVault Systems, Inc.*	23,709	1,799,276
Compuware Corp.	118,396	1,225,399
Concur Technologies, Inc.*	25,115	2,043,859
Convergys Corp.	57,564	1,003,341
CoreLogic, Inc.*	52,895	1,225,577
Cree, Inc.*	65,884	4,207,352
Cypress Semiconductor Corp.	74,268	796,896

Diebold, Inc.	34,860	1,174,433
DST Systems, Inc.	16,303	1,065,075
Equinix, Inc.*	27,083	5,002,772
FactSet Research Systems, Inc.	21,976	2,240,233
Fair Isaac Corp.	19,923	913,071
Fairchild Semiconductor Int’l., Inc.*	69,591	960,356
Gartner, Inc.*	51,103	2,912,360
Global Payments, Inc.	42,371	1,962,625
Henry (Jack) & Associates, Inc.	46,944	2,212,471
Informatica Corp.*	60,399	2,112,757
Ingram Micro, Inc. Cl A*	83,349	1,582,798
Integrated Device Technology, Inc.*	81,080	643,775
InterDigital, Inc.	22,675	1,012,439
International Rectifier Corp.*	37,857	792,726
Intersil Corp. Cl A	68,641	536,773
Itron, Inc.*	21,656	918,864
Lender Processing Svcs., Inc.	46,250	1,496,188
Lexmark International, Inc. Cl A	34,230	1,046,411
ManTech International Corp. Cl A	12,935	337,862
Mentor Graphics Corp.	52,138	1,019,298
MICROS Systems, Inc.*	42,879	1,850,229
Monster Worldwide, Inc.*	64,462	316,508
National Instruments Corp.	51,982	1,452,377
NCR Corp.*	90,931	2,999,814
NeuStar, Inc. Cl A*	36,138	1,759,198
Plantronics, Inc.	24,024	1,055,134
Polycom, Inc.*	95,435	1,005,885
PTC, Inc.*	66,129	1,622,144
Rackspace Hosting, Inc.*	58,593	2,220,089
RF Micro Devices, Inc.*	154,849	828,442
Riverbed Technology, Inc.*	89,407	1,391,173
Rovi Corp.*	58,103	1,327,073
Semtech Corp.*	37,206	1,303,326
Silicon Laboratories, Inc.*	21,496	890,149
Skyworks Solutions, Inc.*	104,274	2,282,558
SolarWinds, Inc.*	33,908	1,315,969
Solera Hldgs., Inc.	37,740	2,100,231
SunEdison, Inc.*	130,805	1,068,677
Synopsys, Inc.*	84,453	3,019,195
Tech Data Corp.*	20,760	977,588
TIBCO Software, Inc.*	84,577	1,809,948
Trimble Navigation Ltd.*	140,443	3,652,922
ValueClick, Inc.*	40,050	988,434
VeriFone Systems, Inc.*	59,336	997,438
Vishay Intertechnology, Inc.*	73,356	1,018,915
WEX, Inc.*	21,329	1,635,934
Zebra Technologies Corp. Cl A*	28,150	1,222,836
		111,896,667
MATERIALS (6.7%)
Albemarle Corp.	48,321	3,009,915
AptarGroup, Inc.	36,774	2,030,293
Ashland, Inc.	40,363	3,370,311
Cabot Corp.	33,129	1,239,687
Carpenter Technology Corp.	24,457	1,102,277
Commercial Metals Co.	64,837	957,642
Compass Minerals Int’l., Inc.	18,219	1,540,052
Cytec Industries, Inc.	23,114	1,693,101
Domtar Corp.	18,637	1,239,361
Eagle Materials, Inc.	26,537	1,758,607
Greif, Inc. Cl A	16,630	875,902
Intrepid Potash, Inc.	29,351	559,137
Louisiana-Pacific Corp.*	76,486	1,131,228
Martin Marietta Materials, Inc.	25,603	2,519,847
Minerals Technologies, Inc.	19,123	790,545

NewMarket Corp.	5,836	1,532,300
Olin Corp.	43,980	1,052,002
Packaging Corp. of America	54,235	2,655,346
Reliance Steel & Aluminum Co.	41,975	2,751,881
Rock-Tenn Co. Cl A	40,291	4,024,265
Royal Gold, Inc.	35,776	1,505,454
RPM International, Inc.	72,245	2,307,505
Scotts Miracle-Gro Co. Cl A	21,294	1,028,713
Sensient Technologies Corp.	26,858	1,086,943
Silgan Hldgs., Inc.	24,881	1,168,412
Sonoco Products Co.	55,681	1,924,892
Steel Dynamics, Inc.	120,286	1,793,464
Valspar Corp.	45,399	2,935,953
Worthington Industries, Inc.	29,269	928,120
		50,513,155
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	55,161	1,359,719
tw telecom inc*	81,399	2,290,568
		3,650,287
UTILITIES (5.0%)
Alliant Energy Corp.	60,508	3,050,813
Aqua America, Inc.	78,236	2,448,004
Atmos Energy Corp.	50,053	2,055,176
Black Hills Corp.	24,446	1,191,743
Cleco Corp.	32,890	1,527,083
Great Plains Energy, Inc.	83,569	1,883,645
Hawaiian Electric Industries, Inc.	53,342	1,350,086
Idacorp, Inc.	27,272	1,302,511
MDU Resources Group	103,752	2,688,214
National Fuel Gas Co.	45,818	2,655,153
NV Energy, Inc.	128,629	3,017,636
OGE Energy Corp.	54,223	3,698,009
PNM Resources, Inc.	43,483	964,888
Questar Corp.	95,762	2,283,924
UGI Corp.	62,778	2,455,248
Vectren Corp.	45,023	1,523,128
Westar Energy, Inc.	69,271	2,213,901
WGL Hldgs., Inc.	28,457	1,229,912
		37,539,074
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $563,003,752) 97.2%		731,283,892

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.03	08/01/13	2,000,000	1,999,945
U.S. Treasury Bill (1)	A-1+	0.04	07/05/13	1,400,000	1,399,992
U.S. Treasury Bill (1)	A-1+	0.04	08/08/13	2,750,000	2,749,893
					6,149,830
U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	A-1+	0.06	07/26/13	2,500,000	2,499,878
FHLMC	A-1+	0.06	07/16/13	1,900,000	1,899,946
					4,399,824
COMMERCIAL PAPER (1.5%)
Coca-Cola Co.†	A-1+	0.12	07/12/13	3,000,000	2,999,870
Emerson Electric Co.†	A-1	0.11	07/15/13	1,400,000	1,399,932
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	2,000,000	1,999,989
Toyota Motor Credit Corp.	A-1+	0.10	08/05/13	3,500,000	3,499,640
Unilever Capital Corp.†	A-1	0.10	08/12/13	1,300,000	1,299,841
					11,199,272
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,748,926) 2.9%					21,748,926

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%	500,000

TOTAL INVESTMENTS (Cost: $585,252,678) 100.2%	753,532,818

OTHER NET ASSETS -0.2%	(1,272,942)

NET ASSETS 100.0%	$752,259,876

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.6%)
iShares MSCI EAFE ETF	234,200	13,438,396
iShares MSCI EAFE Growth ETF	170,400	10,522,200
iShares MSCI EAFE Small-Cap ETF	62,100	2,604,474
iShares MSCI EAFE Value ETF	216,600	10,479,108
Vanguard FTSE Developed Markets ETF	1,686,100	60,042,021
Vanguard FTSE Emerging Markets ETF	70,600	2,737,868
Vanguard FTSE Europe ETF	383,000	18,449,110
Vanguard FTSE Pacific ETF	169,400	9,457,602
		127,730,779
TOTAL COMMON STOCKS (Cost: $121,014,980) 97.6%		127,730,779

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.02	07/11/13	2,000,000	1,999,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,987) 1.5%					1,999,987

TOTAL INVESTMENTS (Cost: $123,014,967) 99.1%					129,730,766

OTHER NET ASSETS 0.9%					1,139,020

NET ASSETS 100.0%					$130,869,786

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Abercrombie & Fitch Co. Cl A	5,403	244,486
Amazon.com, Inc.*	4,870	1,352,350
AutoZone, Inc.*	1,298	549,950
Discovery Communications, Inc. Cl A*	7,578	585,097
Disney (Walt) Co.	22,501	1,420,938
Dollar Tree, Inc.*	5,510	280,128
Ford Motor Co.	55,017	851,113
Johnson Controls, Inc.	8,207	293,729
Macy’s, Inc.	15,533	745,584
Starbucks Corp.	33,235	2,176,560
Target Corp.	15,441	1,063,267
Time Warner Cable, Inc.	8,416	946,632
Time Warner, Inc.	14,168	819,194
TJX Cos., Inc.	10,865	543,902
Urban Outfitters, Inc.*	10,142	407,911
Viacom, Inc. Cl B	10,114	688,258
		12,969,099
CONSUMER STAPLES (6.0%)
Coca-Cola Co.	15,152	607,747
ConAgra Foods, Inc.	27,050	944,857
Constellation Brands, Inc. Cl A*	12,736	663,800
Estee Lauder Cos., Inc. Cl A	11,355	746,818
J.M. Smucker Co.	6,326	652,527
PepsiCo, Inc.	15,449	1,263,574
Philip Morris Int’l., Inc.	21,218	1,837,903
Proctor & Gamble Co.	24,051	1,851,686
Wal-Mart Stores, Inc.	27,646	2,059,351
		10,628,263
ENERGY (6.8%)
Anadarko Petroleum Corp.	10,853	932,598
Apache Corp.	7,426	622,522
Chevron Corp.	9,904	1,172,039
EOG Resources, Inc.	5,317	700,143
Exxon Mobil Corp.	40,083	3,621,494
Halliburton Co.	24,691	1,030,109
Hess Corp.	7,184	477,664
National Oilwell Varco, Inc.	11,107	765,272
Noble Energy, Inc.	19,018	1,141,841
Occidental Petroleum Corp.	11,694	1,043,456
Range Resources Corp.	6,239	482,399
		11,989,537
FINANCIALS (9.4%)
American Int’l. Group, Inc.*	22,626	1,011,382
Aon PLC	7,232	465,379
Bank of America Corp.	82,736	1,063,985
BB&T Corp.	22,860	774,497
Berkshire Hathaway, Inc. Cl B*	9,336	1,044,885
Capital One Financial Corp.	22,444	1,409,708
Citigroup, Inc.	21,786	1,045,074
Franklin Resources, Inc.	2,884	392,282
Goldman Sachs Group, Inc.	7,722	1,167,953
JPMorgan Chase & Co.	49,605	2,618,648
MetLife, Inc.	22,539	1,031,385
PNC Financial Svcs. Grp., Inc.	10,059	733,502
Simon Property Group, Inc.	8,036	1,269,045
Wells Fargo & Co.	61,274	2,528,778
		16,556,503

HEALTH CARE (7.8%)
Abbott Laboratories	6,315	220,267
AmerisourceBergen Corp.	3,442	192,167
Biogen Idec, Inc.*	3,346	720,059
Celgene Corp.*	6,362	743,781
Cerner Corp.*	3,088	296,726
Covidien PLC	13,739	863,359
Express Scripts Hldg. Co.*	7,907	487,783
Forest Laboratories, Inc.*	25,124	1,030,084
Gilead Sciences, Inc.*	22,523	1,153,403
Humana, Inc.	2,208	186,311
Intuitive Surgical, Inc.*	937	474,665
McKesson Corp.	6,392	731,884
Merck & Co., Inc.	34,517	1,603,315
Mylan, Inc.*	33,656	1,044,346
Pfizer, Inc.	78,146	2,188,869
Quest Diagnostics, Inc.	2,260	137,024
St. Jude Medical, Inc.	8,482	387,034
Stryker Corp.	10,872	703,201
UnitedHealth Group, Inc.	9,717	636,269
		13,800,547
INDUSTRIALS (6.1%)
Boeing Co.	16,583	1,698,763
Caterpillar, Inc.	12,073	995,902
Cummins, Inc.	8,422	913,450
Expeditors Int’l. of Wash.	15,471	588,053
FedEx Corp.	8,435	831,522
General Electric Co.	97,531	2,261,744
Precision Castparts Corp.	6,612	1,494,378
Roper Industries, Inc.	8,721	1,083,323
Union Pacific Corp.	5,900	910,252
		10,777,387
INFORMATION TECHNOLOGY (10.2%)
Altera Corp.	6,335	208,992
Analog Devices, Inc.	11,778	530,717
Apple, Inc.	8,484	3,360,342
Automatic Data Processing, Inc.	10,066	693,145
Broadcom Corp. Cl A	20,976	708,150
Cisco Systems, Inc.	44,636	1,085,101
F5 Networks, Inc.*	3,002	206,538
Google, Inc. Cl A*	2,249	1,979,952
Int’l. Business Machines Corp.	8,474	1,619,466
KLA-Tencor Corp.	6,551	365,087
MasterCard, Inc. Cl A	1,268	728,466
Microsoft Corp.	51,217	1,768,523
NetApp, Inc.	2,737	103,404
Oracle Corp.	31,898	979,907
QUALCOMM, Inc.	18,237	1,113,916
Salesforce.com, inc.*	28,325	1,081,449
Teradata Corp.*	9,398	472,062
Texas Instruments, Inc.	14,843	517,575
Yahoo!, Inc.*	17,522	439,977
		17,962,769
MATERIALS (1.9%)
Ball Corp.	13,346	554,393
CF Industries Hldgs., Inc.	2,426	416,059
Dow Chemical Co.	17,959	577,741
Eastman Chemical Co.	14,142	990,081
FMC Corp.	4,151	253,460
Freeport-McMoRan Copper & Gold, Inc.	18,319	505,788
		3,297,522

TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	50,090	1,773,186
Sprint Nextel Corp.*	57,651	404,710
Verizon Communications, Inc.	14,511	730,484
		2,908,380
UTILITIES (1.7%)
Ameren Corp.	5,174	178,193
Dominion Resources, Inc.	15,344	871,846
Edison International	8,874	427,372
PPL Corp.	9,845	297,910
Public Svc. Enterprise Group, Inc.	17,293	564,789
Sempra Energy	8,072	659,967
		3,000,077
TOTAL COMMON STOCKS (Cost: $78,132,832) 59.0%		103,890,084

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.5%)
U.S. Treasury Note	AA+	0.25	07/15/15	500,000	498,633
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	249,066
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	5,792,705
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,186,173
					9,726,577
U.S. GOVERNMENT AGENCIES (12.2%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHARM	AA+	0.71	04/01/37	107,037	113,980
FHARM	AA+	0.71	09/01/39	79,476	85,204
FHARM	AA+	5.25	02/01/36	58,663	62,349
FHARM	AA+	5.43	05/01/37	55,742	60,033
FHARM	AA+	5.77	03/01/37	29,405	31,027
FHLMC	AA+	2.50	09/01/27	474,496	477,834
FHLMC	AA+	3.00	06/01/27	236,631	244,316
FHLMC	AA+	3.00	08/01/27	477,032	492,523
FHLMC	AA+	3.50	01/01/43	495,391	502,482
FHLMC	AA+	4.00	02/01/25	116,891	122,628
FHLMC	AA+	4.00	03/01/41	354,238	369,377
FHLMC	AA+	4.00	07/01/41	317,189	330,035
FHLMC	AA+	4.50	08/01/34	104,664	110,465
FHLMC	AA+	4.50	08/15/35	114,483	125,586
FHLMC	AA+	5.00	02/01/26	57,476	61,665
FHLMC	AA+	5.50	01/15/32	39,707	40,351
FHLMC	AA+	5.50	07/01/32	119,004	128,595
FHLMC	AA+	5.50	05/01/33	147,254	159,826
FHLMC	AA+	5.50	06/01/37	198,310	213,602
FHLMC	AA+	6.00	03/15/32	99,205	109,879
FHLMC Strip	AA+	3.00	01/15/43	492,847	481,271
FNMA	AA+	3.00	06/01/33	498,232	490,904
FNMA	AA+	3.50	10/01/41	234,835	240,239
FNMA	AA+	3.50	12/01/41	475,633	486,578
FNMA	AA+	3.50	04/01/42	479,576	491,799
FNMA	AA+	3.50	04/01/42	569,179	578,572
FNMA	AA+	3.50	08/01/42	491,539	499,651
FNMA	AA+	3.50	10/01/42	382,999	389,320
FNMA	AA+	4.00	05/01/19	74,204	78,391
FNMA	AA+	4.00	06/01/39	163,875	170,700
FNMA	AA+	4.00	11/01/40	372,090	387,825
FNMA	AA+	4.00	05/01/41	282,982	296,444
FNMA	AA+	4.00	08/01/42	410,142	428,726
FNMA	AA+	4.50	05/01/18	80,508	85,553
FNMA	AA+	4.50	05/01/30	179,624	191,710
FNMA	AA+	4.50	04/01/31	216,840	231,353

FNMA	AA+	4.50	08/01/33	85,134	90,311
FNMA	AA+	4.50	09/01/33	168,924	179,198
FNMA	AA+	4.50	06/01/34	140,690	149,132
FNMA	AA+	4.50	08/01/35	147,992	156,529
FNMA	AA+	4.50	12/01/35	118,235	125,055
FNMA	AA+	4.50	05/01/39	152,672	161,494
FNMA	AA+	4.50	05/01/39	242,553	256,568
FNMA	AA+	4.50	05/01/40	178,850	190,144
FNMA	AA+	5.00	04/01/18	178,048	190,135
FNMA	AA+	5.00	06/01/33	203,436	220,079
FNMA	AA+	5.00	10/01/33	183,287	198,282
FNMA	AA+	5.00	11/01/33	125,218	135,463
FNMA	AA+	5.00	11/01/33	463,596	501,524
FNMA	AA+	5.00	03/01/34	62,851	67,994
FNMA	AA+	5.00	04/01/34	98,804	106,701
FNMA	AA+	5.00	09/01/35	97,050	104,492
FNMA	AA+	5.00	11/25/35	262,722	283,469
FNMA	AA+	5.00	05/01/39	231,557	247,925
FNMA	AA+	5.00	06/01/40	120,338	130,973
FNMA	AA+	5.50	04/01/17	10,597	11,226
FNMA	AA+	5.50	05/01/17	5,563	5,893
FNMA	AA+	5.50	06/01/17	3,902	4,134
FNMA	AA+	5.50	03/01/34	50,548	55,323
FNMA	AA+	5.50	05/01/34	472,517	518,070
FNMA	AA+	5.50	07/01/34	118,821	130,276
FNMA	AA+	5.50	09/01/34	70,164	76,929
FNMA	AA+	5.50	09/01/34	214,544	234,881
FNMA	AA+	5.50	10/01/34	61,213	67,115
FNMA	AA+	5.50	02/01/35	105,198	114,731
FNMA	AA+	5.50	02/01/35	153,740	168,561
FNMA	AA+	5.50	08/01/35	73,718	80,399
FNMA	AA+	5.50	08/01/37	38,203	41,433
FNMA	AA+	5.50	11/01/38	57,856	62,021
FNMA	AA+	5.50	06/01/48	78,425	84,381
FNMA	AA+	6.00	03/01/17	5,236	5,599
FNMA	AA+	6.00	05/01/23	49,162	54,391
FNMA	AA+	6.00	03/01/32	10,078	11,099
FNMA	AA+	6.00	04/01/32	26,741	29,458
FNMA	AA+	6.00	04/01/32	25,200	27,761
FNMA	AA+	6.00	05/01/32	34,116	37,583
FNMA	AA+	6.00	04/01/33	190,636	210,009
FNMA	AA+	6.00	05/01/33	116,923	128,797
FNMA	AA+	6.00	06/01/34	67,419	74,262
FNMA	AA+	6.00	09/01/34	41,136	45,311
FNMA	AA+	6.00	10/01/34	91,426	100,705
FNMA	AA+	6.00	11/01/34	80,831	89,035
FNMA	AA+	6.00	12/01/36	120,283	130,891
FNMA	AA+	6.00	01/01/37	117,664	128,041
FNMA	AA+	6.00	04/01/37	53,928	58,024
FNMA	AA+	6.00	05/01/37	41,319	44,424
FNMA	AA+	6.00	06/01/37	84,948	91,401
FNMA	AA+	6.00	10/25/44	147,487	168,404
FNMA	AA+	6.00	02/25/47	141,027	158,442
FNMA	AA+	6.00	12/25/49	115,781	133,206
FNMA	AA+	6.50	09/01/16	4,568	4,852
FNMA	AA+	6.50	03/01/17	13,646	14,697
FNMA	AA+	6.50	05/01/17	2,790	3,005
FNMA	AA+	6.50	06/01/17	16,935	18,240
FNMA	AA+	6.50	05/01/32	29,806	34,310
FNMA	AA+	6.50	05/01/32	27,860	32,070
FNMA	AA+	6.50	07/01/32	9,853	11,342

FNMA	AA+	6.50	07/01/34	79,845	92,049
FNMA	AA+	6.50	05/01/37	76,587	88,148
FNMA	AA+	6.50	09/01/37	70,494	81,136
FNMA	AA+	7.00	09/01/31	18,999	22,181
FNMA	AA+	7.00	04/01/32	19,275	22,487
FNMA	AA+	7.50	06/01/31	12,171	14,013
FNMA	AA+	7.50	02/01/32	8,969	10,338
FNMA	AA+	7.50	06/01/32	11,295	13,023
FNMA	AA+	8.00	04/01/32	1,710	1,989
FNMA Strip	AA+	3.00	08/25/42	434,419	431,840
GNMA (4)	AA+	3.50	09/20/33	258,243	269,916
GNMA (4)	AA+	3.50	01/20/37	207,474	215,066
GNMA (4)	AA+	4.00	08/15/41	347,296	364,676
GNMA (4)	AA+	4.00	01/15/42	425,249	446,857
GNMA (4)	AA+	4.00	03/20/42	316,007	332,532
GNMA (4)	AA+	4.00	08/20/42	346,459	364,576
GNMA (4)	AA+	4.50	04/20/31	359,548	386,827
GNMA (4)	AA+	4.50	10/15/40	339,116	362,748
GNMA (4)	AA+	5.00	10/15/24	314,245	339,273
GNMA (4)	AA+	5.00	04/15/39	266,263	288,354
GNMA (4)	AA+	5.00	06/20/39	244,179	271,189
GNMA (4)	AA+	5.00	11/15/39	213,045	230,721
GNMA (4)	AA+	6.50	04/15/31	4,301	4,968
GNMA (4)	AA+	6.50	10/15/31	7,214	8,332
GNMA (4)	AA+	6.50	12/15/31	6,476	7,480
GNMA (4)	AA+	6.50	05/15/32	8,625	9,973
GNMA (4)	AA+	7.00	05/15/31	5,754	6,723
GNMA (4)	AA+	7.00	05/15/32	2,690	3,139
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	304,689	343,956
					21,401,503
CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (2.9%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	265,189
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	255,465
Darden Restaurants, Inc.	BBB	4.50	10/15/21	300,000	302,497
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	273,958
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	517,500
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	265,316
Home Depot, Inc.	A-	5.40	03/01/16	500,000	557,143
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	105,388
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	100,078
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	295,267
NVR, Inc.	BBB	3.95	09/15/22	300,000	291,671
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	295,690
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	96,448
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	259,752
Staples, Inc.	BBB	4.38	01/12/23	275,000	266,591
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	354,981
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	281,729
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	303,000
					5,087,663
CONSUMER STAPLES (1.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	152,499
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	285,121
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	225,000	228,420
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	264,413
Kroger Co.	BBB	4.95	01/15/15	500,000	529,250
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	392,581
Sysco Corp.	A	2.60	06/12/22	300,000	282,775
					2,135,059

ENERGY (2.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	317,414
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	538,969
Enbridge, Inc.	A-	5.80	06/15/14	100,000	104,964
Energen Corp.	BBB	4.63	09/01/21	250,000	245,765
EQT Corp.	BBB	4.88	11/15/21	210,000	216,045
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	516,514
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	197,257
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	250,298
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	924,074
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	309,557
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	263,760
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	520,758
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,132
					4,946,507
FINANCIALS (4.4%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	305,952
Alleghany Corp.	BBB	5.63	09/15/20	300,000	330,450
Bank of America Corp.	A-	3.70	09/01/15	250,000	260,604
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	223,516
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	301,041
Block Financial LLC	BBB	5.13	10/30/14	250,000	262,002
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	515,432
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	316,417
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	283,219
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	564,779
HCP, Inc.	BBB+	5.65	12/15/13	250,000	255,570
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	284,001
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	232,862
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	249,475
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	250,408
Morgan Stanley	A-	4.00	07/24/15	250,000	260,587
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,138
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	100,000	112,500
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	111,634
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	308,438
ProLogis LP	BBB	6.63	05/15/18	150,000	172,650
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	263,385
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	264,208
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	108,965
Regency Centers LP	BBB	4.95	04/15/14	250,000	257,229
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,120
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	100,000	103,989
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	210,109
Zions Bancorporation	BB+	5.65	05/15/14	397,000	413,620
					7,720,300
HEALTH CARE (1.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	312,444
Allergan, Inc.	A+	5.75	04/01/16	250,000	280,728
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	201,570
CIGNA Corp.	A-	2.75	11/15/16	250,000	259,432
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	547,752
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	257,157
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	312,210
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	263,723
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	325,000	318,745
WellPoint, Inc.	A-	4.35	08/15/20	250,000	266,223
					3,019,984
INDUSTRIALS (1.5%)
CSX Corp.	BBB	6.25	04/01/15	250,000	273,130
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	500,000	507,500
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	250,000	251,812

Equifax, Inc.	BBB+	3.30	12/15/22	300,000	281,613
Harsco Corp.	BBB-	5.75	05/15/18	250,000	267,533
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	262,202
Pentair Ltd.	BBB	5.00	05/15/21	250,000	265,799
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	261,098
URS Corp.†	BBB-	5.00	04/01/22	300,000	309,568
					2,680,255
INFORMATION TECHNOLOGY (0.7%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	295,175
Fiserv, Inc.	BBB-	4.75	06/15/21	360,000	375,279
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	106,348
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	101,586
Western Union Co.	BBB+	5.93	10/01/16	300,000	333,406
					1,211,794
MATERIALS (1.4%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	271,417
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	100,000	90,836
Geon Co.	BB+	7.50	12/15/15	1,000,000	1,094,996
Methanex Corp.	BBB-	3.25	12/15/19	250,000	242,020
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	245,212
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	298,369
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	271,250
					2,514,100
TELECOMMUNICATION SERVICES (0.5%)
American Tower Corp.	BB+	4.50	01/15/18	250,000	266,627
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	522,500
					789,127
UTILITIES (1.1%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	190,000
Constellation Energy	BBB-	5.15	12/01/20	340,000	372,885
Entergy Corp.	BBB-	5.13	09/15/20	250,000	262,194
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	265,569
Progress Energy, Inc.	A	5.25	12/15/15	500,000	554,620
SCANA Corp.	BBB	4.13	02/01/22	300,000	295,239
					1,940,507
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,589,600) 35.9%					63,173,376

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%) FHLMC	A-1+	0.06	07/16/13	500,000	499,986
COMMERCIAL PAPER (2.6%)
New Jersey Natural Gas	A-1	0.10	07/10/13	2,500,000	2,499,924
Toyota Motor Credit Corp.	A-1+	0.12	09/10/13	2,000,000	1,999,513
					4,499,437
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,423) 2.9%					4,999,423

TEMPORARY CASH INVESTMENTS (2) (Cost: $3,211,500) 1.8%					3,211,500

TOTAL INVESTMENTS (Cost: $147,933,355) 99.6%					175,274,383

OTHER NET ASSETS 0.4%					647,762

NET ASSETS 100.0%					$175,922,145

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.8%)	7,114,131	9,895,044
Equity Index Fund (22.0%)	2,837,079	7,540,317
Mid-Cap Equity Index Fund (5.6%)	1,064,129	1,903,177
Mid-Term Bond Fund (38.7%)	12,696,184	13,270,662
Money Market Fund (4.9%)	1,399,183	1,678,461
TOTAL INVESTMENTS (Cost: $33,382,342) 100.0%		34,287,661

OTHER NET ASSETS -0.0% (3)		(55)

NET ASSETS 100.0%		$34,287,606

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	3,781,549	5,259,756
Equity Index Fund (27.1%)	2,274,096	6,044,035
International Fund (3.0%)	935,716	665,521
Mid-Cap Equity Index Fund (12.1%)	1,503,629	2,689,216
Mid-Term Bond Fund (29.4%)	6,277,097	6,561,123
Money Market Fund (4.8%)	892,425	1,070,553
TOTAL INVESTMENTS (Cost: $20,746,078) 100.0%		22,290,204

OTHER NET ASSETS -0.0% (3)		(30)

NET ASSETS 100.0%		$22,290,174

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	20,298,136	28,232,678
Equity Index Fund (30.1%)	13,686,038	36,374,409
International Fund (5.9%)	10,047,193	7,145,986
Mid-Cap Equity Index Fund (11.9%)	8,073,620	14,439,541
Mid-Term Bond Fund (24.5%)	28,260,038	29,538,748
Small Cap Growth Fund (2.2%)	2,050,535	2,682,761
Small Cap Value Fund (2.1%)	1,733,886	2,563,926
TOTAL INVESTMENTS (Cost: $109,116,677) 100.0%		120,978,049

OTHER NET ASSETS -0.0% (3)		(183)

NET ASSETS 100.0%		$120,977,866

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.2%)	33,195,530	46,171,663
Equity Index Fund (34.9%)	26,181,187	69,583,704
International Fund (8.8%)	24,531,880	17,448,103
Mid-Cap Equity Index Fund (11.8%)	13,093,260	23,417,085
Mid-Term Bond Fund (14.9%)	28,440,444	29,727,317
Small Cap Growth Fund (3.3%)	4,988,658	6,526,771
Small Cap Value Fund (3.1%)	4,224,573	6,246,948
TOTAL INVESTMENTS (Cost: $175,524,896) 100.0%		199,121,591

OTHER NET ASSETS -0.0% (3)		(309)

NET ASSETS 100.0%		$199,121,282

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	30,081,818	41,840,801
Equity Index Fund (38.6%)	28,834,168	76,634,731
International Fund (8.7%)	24,135,553	17,166,219
Mid-Cap Equity Index Fund (15.8%)	17,533,450	31,358,295
Mid-Term Bond Fund (7.4%)	14,006,061	14,639,807
Small Cap Growth Fund (4.3%)	6,530,034	8,543,388
Small Cap Value Fund (4.1%)	5,534,237	8,183,570
TOTAL INVESTMENTS (Cost: $171,439,605) 100.0%		198,366,811

OTHER NET ASSETS -0.0% (3)		(310)

NET ASSETS 100.0%		$198,366,501

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.9%)	24,439,345	33,992,685
Equity Index Fund (41.4%)	25,369,959	67,427,642
International Fund (9.5%)	21,798,198	15,503,794
Mid-Cap Equity Index Fund (17.8%)	16,173,078	28,925,291
Small Cap Growth Fund (5.3%)	6,645,036	8,693,847
Small Cap Value Fund (5.1%)	5,628,446	8,322,879
TOTAL INVESTMENTS (Cost: $137,845,472) 100.0%		162,866,138

OTHER NET ASSETS -0.0% (3)		(258)

NET ASSETS 100.0%		$162,865,880

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.4%)	13,696,202	19,050,048
Equity Index Fund (41.1%)	20,430,250	54,299,006
International Fund (11.3%)	21,074,308	14,988,933
Mid-Cap Equity Index Fund (20.7%)	15,322,513	27,404,070
Small Cap Growth Fund (6.4%)	6,422,042	8,402,099
Small Cap Value Fund (6.1%)	5,440,038	8,044,277
TOTAL INVESTMENTS (Cost: $110,459,424) 100.0%		132,188,433

OTHER NET ASSETS -0.0% (3)		(211)

NET ASSETS 100.0%		$132,188,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.8%)	8,916,177	12,401,511
Equity Index Fund (35.7%)	15,527,752	41,269,270
International Fund (13.2%)	21,345,731	15,181,980
Mid-Cap Equity Index Fund (23.8%)	153,307,758	27,377,681
Small Cap Growth Fund (8.4%)	7,438,287	9,731,675
Small Cap Value Fund (8.1%)	6,300,182	9,316,186
TOTAL INVESTMENTS (Cost: $95,385,685) 100.0%		115,278,303

OTHER NET ASSETS -0.0% (3)		(182)

NET ASSETS 100.0%		$115,278,121

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.0%)	9,469,556	13,171,206
Equity Index Fund (35.7%)	19,773,885	52,554,537
International Fund (15.0%)	31,081,190	22,106,248
Mid-Cap Equity Index Fund (21.7%)	17,795,313	31,826,632
Small Cap Growth Fund (9.5%)	10,653,280	13,937,921
Small Cap Value Fund (9.1%)	9,024,836	13,345,178
TOTAL INVESTMENTS (Cost: $122,074,978) 100.0%		146,941,722

OTHER NET ASSETS -0.0% (3)		(189)

NET ASSETS 100.0%		$146,941,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.5%)	433,150	602,468
Equity Index Fund (35.4%)	1,073,163	2,852,226
International Fund (16.3%)	1,837,987	1,307,253
Mid-Cap Equity Index Fund (20.3%)	912,465	1,631,930
Small Cap Growth Fund (10.4%)	637,634	834,231
Small Cap Value Fund (10.1%)	545,905	807,239
TOTAL INVESTMENTS (Cost: $7,772,048) 100.0%		8,035,347

OTHER NET ASSETS -0.0% (3)		(8)

NET ASSETS 100.0%		$8,035,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.1%)	19,180,553	26,678,231
Equity Index Fund (27.3%)	9,428,806	25,059,646
Mid-Term Bond Fund (43.6%)	38,297,959	40,030,865
TOTAL INVESTMENTS (Cost: $86,702,057) 100.0%		91,768,742
OTHER NET ASSETS		—

NET ASSETS 100.0%		$91,768,742

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.1%)	50,647,847	70,446,089
Equity Index Fund (36.8%)	34,792,279	92,470,050
Mid-Cap Equity Index Fund (16.4%)	22,974,644	41,089,784
Mid-Term Bond Fund (18.7%)	44,938,458	46,971,833
TOTAL INVESTMENTS (Cost: $213,249,137) 100.0%		250,977,756
OTHER NET ASSETS		—

NET ASSETS 100.0%		$250,977,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.7%)	33,969,531	47,248,220
Equity Index Fund (46.0%)	36,040,928	95,788,679
Mid-Cap Equity Index Fund (21.2%)	24,727,459	44,224,665
Small Cap Growth Fund (5.0%)	8,025,153	10,499,485
Small Cap Value Fund (5.1%)	7,154,931	10,580,119
TOTAL INVESTMENTS (Cost: $167,658,307) 100.0%		208,341,168
OTHER NET ASSETS		—

NET ASSETS 100.0%		$208,341,168

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.2%)
U.S. Treasury Bill	A-1+	0.04	08/08/13	8,000,000	7,999,689

U.S. GOVERNMENT AGENCIES (30.2%)
FHLB	A-1+	0.10	07/10/13	300,000	299,991
FHLB	A-1+	0.10	08/14/13	105,000	104,987
FHLB	A-1+	0.10	09/04/13	1,800,000	1,799,669
FHLB	A-1+	0.10	09/06/13	500,000	500,082
FHLB	A-1+	0.10	09/13/13	5,700,000	5,698,956
FHLB	A-1+	0.10	09/27/13	9,000,000	8,997,750
FNMA	A-1+	0.04	07/24/13	7,200,000	7,199,800
FNMA	A-1+	0.09	09/03/13	1,400,000	1,399,779
FNMA	A-1+	0.10	07/02/13	200,000	199,998
					26,201,012
COMMERCIAL PAPER (59.9%)
Abbott Laboratories†	A-1+	0.10	08/27/13	675,000	674,889
Abbott Laboratories†	A-1+	0.11	08/22/13	925,000	924,847
Abbott Laboratories†	A-1+	0.11	09/04/13	1,800,000	1,799,639
Air Products & Chemicals†	A-1	0.08	07/01/13	600,000	599,997
Baker Hughes, Inc.†	A-1	0.08	07/11/13	550,000	549,985
Baker Hughes, Inc.†	A-1	0.10	07/11/13	951,000	950,968
Baker Hughes, Inc.†	A-1	0.10	07/26/13	1,300,000	1,299,903
Baker Hughes, Inc.†	A-1	0.12	07/03/13	600,000	599,992
Chevron Corp.†	A-1+	0.08	08/09/13	3,400,000	3,399,690
Coca-Cola Co.†	A-1+	0.12	07/12/13	3,450,000	3,449,850
Danaher Corp.†	A-1	0.10	07/01/13	3,400,000	3,399,981
Dover Corp.†	A-1	0.09	07/05/13	2,400,000	2,399,964
Dover Corp.†	A-1	0.09	07/02/13	1,000,000	999,993
Emerson Electric Co.†	A-1	0.10	07/15/13	3,450,000	3,449,847
Exxon Mobil Corp.	A-1+	0.07	07/08/13	3,400,000	3,399,941
General Electric Capital Corp.	A-1+	0.10	07/15/13	300,000	299,987
General Electric Capital Corp.	A-1+	0.14	09/27/13	1,000,000	999,653
Google, Inc.†	A-1+	0.10	09/12/13	1,300,000	1,299,734
Illinois Tool Works, Inc.†	A-1	0.08	07/02/13	1,000,000	999,993
Merck & Co., Inc.†	A-1+	0.08	07/18/13	3,450,000	3,449,854
National Rural Utilities†	A-1	0.10	07/24/13	1,250,000	1,249,913
Nestle Capital Corp.†	A-1+	0.10	07/17/13	3,450,000	3,449,827
New Jersey Natural Gas	A-1	0.09	07/18/13	1,000,000	999,953
Private Export Funding Corp.†	A-1	0.08	07/01/13	500,000	499,998
Private Export Funding Corp.†	A-1	0.12	08/13/13	250,000	249,963
Procter & Gamble Co.†	A-1+	0.11	08/02/13	1,800,000	1,799,813
Rockwell Collins, Inc.†	A-1	0.09	08/02/13	3,400,000	3,399,711
Toyota Motor Credit Corp.	A-1+	0.14	07/08/13	2,500,000	2,499,912
Toyota Motor Credit Corp.	A-1+	0.14	07/10/13	1,000,000	999,957
Unilever Capital Corp.†	A-1	0.09	08/12/13	1,200,000	1,199,868
Unilever Capital Corp.†	A-1	0.10	08/12/13	700,000	699,914
					51,997,536
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $86,197,871) 99.3%					86,198,237

TEMPORARY CASH INVESTMENTS (2) (Cost: $633,300) 0.7%					633,300

TOTAL INVESTMENTS (Cost: $86,831,171) 100.0%					86,831,537

OTHER NET ASSETS -0.0% (3)					(606)

NET ASSETS 100.0%					$86,830,931

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.6%)
U.S. Treasury Note	AA+	0.63	11/30/17	5,000,000	4,874,610
U.S. Treasury Note	AA+	0.88	07/31/19	7,000,000	6,667,500
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,029,690
U.S. Treasury Note	AA+	1.00	08/31/19	4,500,000	4,308,750
U.S. Treasury Note	AA+	1.13	12/31/19	8,000,000	7,665,000
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,144,530
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,657,227
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	17,727,183
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,255,702
U.S. Treasury Note	AA+	3.25	05/31/16	6,000,000	6,451,872
U.S. Treasury Note	AA+	3.25	07/31/16	6,000,000	6,463,128
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,319,477
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,740,535
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	50,991,100
					141,296,304
U.S. GOVERNMENT AGENCIES (10.9%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	6.00	02/01/19	4,801	5,224
FHLMC	AA+	6.50	04/01/14	3,974	4,006
FHLMC	AA+	7.00	02/01/14	1,167	1,177
FHLMC	AA+	7.50	03/15/21	6,985	7,895
FHLMC	AA+	8.00	09/01/18	1,147	1,165
FHLMC	AA+	8.50	09/01/17	1,041	1,059
FNMA	AA+	6.50	08/01/13	305	307
FNMA	AA+	8.00	06/01/17	61	61
					20,894
NON-MORTGAGE-BACKED OBLIGATIONS (10.9%)
FFCB	AA+	4.95	10/10/14	12,500,000	13,238,425
FFCB	AA+	5.10	08/05/13	5,000,000	5,023,405
FHLB	AA+	1.38	05/28/14	14,000,000	14,146,636
FNMA	AA+	1.25	02/27/14	9,000,000	9,067,806
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	739,472
					42,215,744
CORPORATE DEBT (51.4%)
CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,591,131
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	715,302
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,030,095
Best Buy Co., Inc.	BB	7.25	07/15/13	1,000,000	1,001,250
Darden Restaurants, Inc.	BBB	4.50	10/15/21	1,750,000	1,764,567
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	517,500
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,122,524
Home Depot, Inc.	A-	5.40	03/01/16	250,000	278,572
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,607,162
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	252,114
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	647,556
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,000,783
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,210,610
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	500,000	533,975
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,928,962
Staples, Inc.	BBB	2.75	01/12/18	1,750,000	1,750,536
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,028,460
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	563,458
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,020,000
					22,564,557
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	2,012,051

Clorox Co.	BBB+	5.00	01/15/15	300,000	317,493
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	570,241
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	150,904
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,030,402
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,467,567
Hershey Co.	A	4.85	08/15/15	500,000	542,059
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	290,854
Kroger Co.	BBB	4.95	01/15/15	500,000	529,250
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	2,000,000	2,195,366
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	392,581
Mondelez International, Inc.	BBB-	5.25	10/01/13	500,000	505,863
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	980,608
					11,985,239
ENERGY (3.6%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	538,969
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,117,871
Energen Corp.	BBB	4.63	09/01/21	2,000,000	1,966,116
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,285,985
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	258,257
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,574,568
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,972,568
National Oilwell Varco, Inc.	A-	6.13	08/15/15	1,000,000	1,001,190
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,063,714
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	520,758
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	313,885
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	568,506
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,132
					13,723,519
FINANCIALS (15.5%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,535,810
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,113,076
Bank of America Corp.	A-	3.70	09/01/15	250,000	260,604
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	543,333
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	1,788,126
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,060,086
Block Financial LLC	BBB	5.13	10/30/14	750,000	786,005
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,069,083
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,075,123
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,109,444
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,035,381
CNA Financial Corp.	BBB	5.85	12/15/14	200,000	212,752
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,132,874
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,019,686
ERP Operating LP	BBB+	5.38	08/01/16	500,000	557,349
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,317,080
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	838,132
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	524,584
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	545,293
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	937,672
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	500,000	530,147
HCP, Inc.	BBB+	5.65	12/15/13	500,000	511,139
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,402,226
Health Care REIT, Inc.	BBB	3.63	03/15/16	1,750,000	1,834,984
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,167,736
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	611,193
HSBC Finance Corp.	A	3.23	11/10/13	40,000	40,126
HSBC Finance Corp.	A	3.26	11/10/13	43,000	43,230
HSBC Finance Corp.	A	3.85	11/10/13	70,000	69,464
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	510,270
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,630,662
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,088,888

MetLife, Inc.	A-	5.00	11/24/13	250,000	254,637
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,155,624
Morgan Stanley	A-	2.88	01/24/14	500,000	505,195
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,042,347
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	832,731
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,618
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	750,000	843,750
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,336,563
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	512,687
ProLogis LP	BBB	6.63	05/15/18	1,500,000	1,726,500
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,050,942
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,076,067
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,690,930
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,852,412
Regency Centers LP	BBB	4.95	04/15/14	500,000	514,459
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,649,960
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,710,189
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,544,160
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,507,500
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,767,820
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,561,593
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	423,018
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,041,864
					59,773,124
HEALTH CARE (4.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,154,784
Allergan, Inc.	A+	5.75	04/01/16	500,000	561,455
Baxter International, Inc.	A	4.63	03/15/15	250,000	265,532
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,000,000	1,007,851
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,486,563
CIGNA Corp.	A-	2.75	11/15/16	1,750,000	1,816,021
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,603,172
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	518,504
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	573,143
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	417,141
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	547,752
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	559,190
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,081,400
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,109,780
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	392,301
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,665,317
					17,759,906
INDUSTRIALS (6.4%)
Black & Decker Corp.	A	5.75	11/15/16	500,000	569,956
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	500,000
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,092,519
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,014,492
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,877,420
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,920,856
Harsco Corp.	BBB-	5.75	05/15/18	2,250,000	2,407,797
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,939,332
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,153,620
Masco Corp.	BBB-	4.80	06/15/15	500,000	512,500
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,566,585
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	766,403
Roper Industries, Inc.	BBB	6.63	08/15/13	1,000,000	1,006,607
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,122,282
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	523,387
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	815,424
Textron, Inc.	BBB-	4.63	09/21/16	750,000	811,401
Union Pacific Corp.	A-	4.88	01/15/15	500,000	530,101

URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,731,855
URS Corp.†	BBB-		04/01/22	300,000	309,568
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	514,652
					24,686,757
INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	2,000,000	2,176,552
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,248,203
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	802,235
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	773,375
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,013,989
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,055,291
Fiserv, Inc.	BBB-	4.75	06/15/21	1,900,000	1,980,640
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,595,217
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,179,890
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,944,232
Tech Data Corp.	BBB-	3.75	09/21/17	1,500,000	1,523,789
Western Union Co.	BBB+	5.93	10/01/16	2,000,000	2,222,704
					18,516,117
MATERIALS (3.9%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,569,507
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,171,338
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,712,883
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,915,062
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	1,995,828
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	725,039
Lubrizol Corp.	AA	5.50	10/01/14	500,000	529,795
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,936,162
Newmont Mining Corp.	BBB+	3.50	03/15/22	2,000,000	1,711,470
Rock-Tenn Co.	BBB-	3.50	03/01/20	600,000	587,113
					14,854,197
TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp.	BB+	4.50	01/15/18	2,000,000	2,133,016
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,306,250
					3,439,266
UTILITIES (2.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	571,464
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,052,311
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,128,686
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,645,082
Entergy Corp.	BBB-	4.70	01/15/17	600,000	636,791
Entergy New Orleans, Inc.	A-	5.25	08/01/13	1,000,000	1,002,834
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,000,111
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,024,071
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	644,486
TransAlta Corp.	BBB-	5.75	12/15/13	1,000,000	1,022,291
					10,728,127
TOTAL LONG-TERM DEBT SECURITIES (Cost: $371,936,934) 98.9%					381,563,751

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Dover Corp.†	A-1	0.09	07/05/13	1,000,000	999,985

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,985) 0.3%					999,985

TEMPORARY CASH INVESTMENTS (2) (Cost: $47,200) 0.0% (3)					47,200

TOTAL INVESTMENTS (Cost: $372,984,119) 99.2%					382,610,936

OTHER NET ASSETS 0.8%	2,958,012

NET ASSETS 100.0%	$385,568,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.4%)
U.S. Treasury Note	AA+	0.25	07/15/15	5,000,000	4,986,330
U.S. Treasury Note	AA+	0.63	11/30/17	600,000	584,953
U.S. Treasury Note	AA+	0.75	02/28/18	17,000,000	16,584,296
U.S. Treasury Note	AA+	0.88	07/31/19	10,000,000	9,525,000
U.S. Treasury Note	AA+	1.63	08/15/22	7,000,000	6,567,421
U.S. Treasury Note	AA+	2.13	08/15/21	5,000,000	4,979,690
U.S. Treasury Strip	AA+	0.00	08/15/18	4,000,000	3,708,444
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	11,586,100
					58,522,234
U.S. GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	0.71	04/01/37	441,527	470,168
FHARM	AA+	0.71	09/01/39	640,934	687,132
FHARM	AA+	2.90	04/01/37	603,438	641,341
FHARM	AA+	3.37	04/01/42	887,876	914,581
FHARM	AA+	5.25	02/01/36	259,473	275,773
FHARM	AA+	5.43	05/01/37	204,389	220,122
FHARM	AA+	5.77	03/01/37	132,321	139,619
FHLMC	AA+	2.50	09/01/27	2,846,974	2,867,002
FHLMC	AA+	2.50	12/01/27	3,224,853	3,247,540
FHLMC	AA+	2.50	04/01/28	1,484,384	1,493,700
FHLMC	AA+	3.00	06/01/27	1,291,149	1,333,079
FHLMC	AA+	3.00	08/01/27	1,555,024	1,605,523
FHLMC	AA+	3.00	07/01/42	1,463,242	1,470,908
FHLMC	AA+	3.50	08/01/42	2,256,648	2,288,952
FHLMC	AA+	3.50	01/01/43	2,183,415	2,214,671
FHLMC	AA+	3.50	01/01/43	2,675,109	2,713,403
FHLMC	AA+	3.50	02/01/43	3,086,249	3,130,428
FHLMC	AA+	3.50	03/01/43	2,383,073	2,417,187
FHLMC	AA+	4.00	05/01/24	334,395	350,805
FHLMC	AA+	4.00	02/01/25	864,674	907,108
FHLMC	AA+	4.00	05/01/26	956,238	1,003,166
FHLMC	AA+	4.00	12/01/34	991,271	1,036,464
FHLMC	AA+	4.00	12/15/38	500,000	518,814
FHLMC	AA+	4.00	07/01/41	1,982,430	2,062,716
FHLMC	AA+	4.00	12/01/41	1,171,324	1,221,383
FHLMC	AA+	4.00	06/01/42	1,152,653	1,199,334
FHLMC	AA+	4.00	07/01/42	3,856,551	4,021,372
FHLMC	AA+	4.00	09/01/42	2,329,810	2,429,381
FHLMC	AA+	4.00	12/01/42	2,381,498	2,483,279
FHLMC	AA+	4.50	03/01/34	1,064,518	1,124,302
FHLMC	AA+	4.50	08/01/34	784,978	828,487
FHLMC	AA+	4.50	08/15/35	294,880	323,480
FHLMC	AA+	4.50	12/01/39	2,235,653	2,352,023
FHLMC	AA+	5.00	02/01/26	215,535	231,245
FHLMC	AA+	5.00	08/01/35	1,611,712	1,727,328
FHLMC	AA+	5.50	03/01/21	304,861	328,805
FHLMC	AA+	5.50	07/01/32	595,019	642,975
FHLMC	AA+	5.50	01/15/33	593,502	655,970
FHLMC	AA+	5.50	05/01/33	870,352	944,663
FHLMC	AA+	5.50	01/15/35	483,126	509,669
FHLMC	AA+	5.50	06/01/37	1,983,102	2,136,023
FHLMC	AA+	6.00	07/15/29	414,656	456,744
FHLMC	AA+	6.00	03/15/32	436,500	483,468
FHLMC Strip	AA+	3.00	01/15/43	2,957,081	2,887,628
FNMA	AA+	3.00	06/01/33	2,291,866	2,258,160

FNMA	AA+	3.00	10/01/42	1,306,539	1,278,710
FNMA	AA+	3.50	03/01/32	1,543,411	1,579,452
FNMA	AA+	3.50	10/01/41	1,643,845	1,681,673
FNMA	AA+	3.50	12/01/41	2,283,037	2,335,574
FNMA	AA+	3.50	04/01/42	1,897,263	1,928,574
FNMA	AA+	3.50	04/01/42	2,110,136	2,163,914
FNMA	AA+	3.50	07/01/42	3,160,114	3,212,265
FNMA	AA+	3.50	08/01/42	2,940,040	2,988,559
FNMA	AA+	3.50	10/01/42	2,872,493	2,919,898
FNMA	AA+	4.00	05/01/19	608,475	642,807
FNMA	AA+	4.00	01/01/31	2,511,446	2,645,665
FNMA	AA+	4.00	03/01/35	769,809	805,934
FNMA	AA+	4.00	06/01/39	917,698	955,921
FNMA	AA+	4.00	11/01/40	2,057,440	2,144,444
FNMA	AA+	4.00	05/01/41	1,797,319	1,882,822
FNMA	AA+	4.50	05/01/18	382,411	406,379
FNMA	AA+	4.50	05/01/19	88,861	94,381
FNMA	AA+	4.50	06/01/19	222,930	236,778
FNMA	AA+	4.50	05/01/30	997,909	1,065,054
FNMA	AA+	4.50	04/01/31	1,455,929	1,553,367
FNMA	AA+	4.50	08/01/33	288,492	306,212
FNMA	AA+	4.50	08/01/33	322,921	342,560
FNMA	AA+	4.50	09/01/33	859,978	912,280
FNMA	AA+	4.50	10/01/33	913,836	969,413
FNMA	AA+	4.50	10/01/33	518,915	550,475
FNMA	AA+	4.50	05/01/34	341,251	361,727
FNMA	AA+	4.50	06/01/34	572,811	607,180
FNMA	AA+	4.50	07/01/34	522,255	553,591
FNMA	AA+	4.50	01/01/35	1,281,272	1,359,973
FNMA	AA+	4.50	08/01/35	739,958	782,643
FNMA	AA+	4.50	09/01/35	294,973	308,664
FNMA	AA+	4.50	12/01/35	667,929	706,459
FNMA	AA+	4.50	05/01/39	1,819,147	1,924,257
FNMA	AA+	4.50	05/01/39	1,615,946	1,709,316
FNMA	AA+	4.50	05/01/40	894,250	950,720
FNMA	AA+	4.50	11/01/40	1,437,265	1,522,795
FNMA	AA+	4.50	06/01/41	1,188,149	1,258,854
FNMA	AA+	4.50	10/01/41	2,368,177	2,510,988
FNMA	AA+	4.50	11/01/41	1,576,335	1,671,394
FNMA	AA+	4.50	01/01/42	279,203	296,040
FNMA	AA+	4.50	07/01/42	3,782,150	4,052,384
FNMA	AA+	5.00	04/01/18	95,383	101,858
FNMA	AA+	5.00	09/01/18	444,684	474,873
FNMA	AA+	5.00	09/01/20	337,588	361,986
FNMA	AA+	5.00	10/01/20	633,840	679,648
FNMA	AA+	5.00	10/01/25	364,265	393,311
FNMA	AA+	5.00	09/01/33	1,918,206	2,075,140
FNMA	AA+	5.00	10/01/33	1,185,975	1,283,003
FNMA	AA+	5.00	11/01/33	1,176,821	1,273,100
FNMA	AA+	5.00	03/01/34	279,340	302,193
FNMA	AA+	5.00	04/01/34	167,811	181,224
FNMA	AA+	5.00	04/01/34	583,412	630,045
FNMA	AA+	5.00	04/01/35	541,869	583,424
FNMA	AA+	5.00	06/01/35	385,273	414,818
FNMA	AA+	5.00	09/01/35	661,179	711,883
FNMA	AA+	5.00	09/01/35	1,164,595	1,253,904
FNMA	AA+	5.00	11/25/35	2,189,346	2,362,243
FNMA	AA+	5.00	05/01/39	1,576,556	1,688,001
FNMA	AA+	5.00	09/25/40	1,624,776	1,770,017
FNMA	AA+	5.50	04/01/17	38,856	41,162
FNMA	AA+	5.50	05/01/17	74,538	78,962

FNMA	AA+	5.50	01/01/24	383,233	416,237
FNMA	AA+	5.50	03/01/24	836,805	908,871
FNMA	AA+	5.50	09/01/25	355,868	386,516
FNMA	AA+	5.50	11/01/26	275,367	300,625
FNMA	AA+	5.50	01/01/27	164,353	179,428
FNMA	AA+	5.50	03/01/33	480,435	525,419
FNMA	AA+	5.50	09/01/33	494,719	541,448
FNMA	AA+	5.50	10/01/33	1,019,370	1,115,653
FNMA	AA+	5.50	03/01/34	546,854	598,506
FNMA	AA+	5.50	03/01/34	216,635	237,097
FNMA	AA+	5.50	07/01/34	475,284	521,105
FNMA	AA+	5.50	09/01/34	540,332	591,553
FNMA	AA+	5.50	09/01/34	190,100	208,427
FNMA	AA+	5.50	09/01/34	273,641	300,021
FNMA	AA+	5.50	10/01/34	805,439	883,088
FNMA	AA+	5.50	02/01/35	378,712	413,033
FNMA	AA+	5.50	02/01/35	553,463	606,820
FNMA	AA+	5.50	04/01/35	626,534	683,314
FNMA	AA+	5.50	08/01/35	1,365,256	1,488,984
FNMA	AA+	5.50	02/25/37	386,623	421,917
FNMA	AA+	5.50	05/01/38	1,349,737	1,463,870
FNMA	AA+	5.50	11/01/38	320,435	343,503
FNMA	AA+	5.50	06/01/48	444,410	478,160
FNMA	AA+	6.00	03/01/17	66,655	71,266
FNMA	AA+	6.00	05/01/23	483,812	535,270
FNMA	AA+	6.00	01/01/25	313,424	345,301
FNMA	AA+	6.00	03/01/28	451,220	492,449
FNMA	AA+	6.00	04/01/32	91,700	101,019
FNMA	AA+	6.00	04/01/32	104,823	115,476
FNMA	AA+	6.00	05/01/32	457,158	503,615
FNMA	AA+	6.00	04/01/33	1,088,831	1,199,479
FNMA	AA+	6.00	11/01/34	399,511	440,058
FNMA	AA+	6.00	03/01/36	134,640	145,231
FNMA	AA+	6.00	12/01/36	464,961	505,967
FNMA	AA+	6.00	01/01/37	571,338	621,726
FNMA	AA+	6.00	03/01/37	478,557	514,758
FNMA	AA+	6.00	04/01/37	269,639	290,118
FNMA	AA+	6.00	05/01/37	185,701	199,659
FNMA	AA+	6.00	06/01/37	356,782	383,883
FNMA	AA+	6.00	07/01/37	229,578	249,493
FNMA	AA+	6.00	08/01/37	373,240	405,618
FNMA	AA+	6.00	12/01/37	168,141	182,727
FNMA	AA+	6.00	10/25/44	748,782	854,975
FNMA	AA+	6.00	02/25/47	1,706,990	1,917,784
FNMA	AA+	6.00	12/25/49	1,157,812	1,332,058
FNMA	AA+	6.50	09/01/16	16,195	17,204
FNMA	AA+	6.50	03/01/17	181,941	195,962
FNMA	AA+	6.50	05/01/17	11,559	12,450
FNMA	AA+	6.50	05/01/32	405,359	466,610
FNMA	AA+	6.50	05/01/32	109,242	125,749
FNMA	AA+	6.50	09/01/36	231,817	255,386
FNMA	AA+	6.50	05/01/37	344,640	396,665
FNMA	AA+	6.50	07/01/37	101,461	116,777
FNMA	AA+	6.50	09/01/37	268,923	309,518
FNMA	AA+	6.50	05/01/38	462,823	533,332
FNMA	AA+	7.00	09/01/31	68,532	80,009
FNMA	AA+	7.00	01/25/44	650,384	725,320
FNMA	AA+	7.50	06/01/32	160,394	184,924
FNMA	AA+	8.00	04/01/32	22,232	25,857
FNMA Strip	AA+	3.00	08/25/42	2,413,439	2,399,113
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,953,926

GNMA (4)	AA+	3.50	11/20/32	2,716,740	2,804,423
GNMA (4)	AA+	3.50	09/20/33	1,549,460	1,619,498
GNMA (4)	AA+	3.50	01/20/37	829,898	860,265
GNMA (4)	AA+	3.50	07/15/42	1,962,973	2,017,699
GNMA (4)	AA+	3.50	11/15/42	1,785,091	1,834,857
GNMA (4)	AA+	3.70	05/15/42	1,752,769	1,800,658
GNMA (4)	AA+	4.00	04/15/24	571,677	609,026
GNMA (4)	AA+	4.00	01/20/41	3,005,491	3,160,629
GNMA (4)	AA+	4.00	08/15/41	2,247,208	2,359,671
GNMA (4)	AA+	4.00	11/15/41	1,391,120	1,460,740
GNMA (4)	AA+	4.00	12/15/41	2,137,765	2,244,751
GNMA (4)	AA+	4.00	01/15/42	874,541	918,979
GNMA (4)	AA+	4.00	03/20/42	1,458,494	1,534,765
GNMA (4)	AA+	4.00	08/20/42	2,402,112	2,527,728
GNMA (4)	AA+	4.25	06/20/36	1,418,359	1,489,844
GNMA (4)	AA+	4.25	04/20/41	1,311,636	1,379,267
GNMA (4)	AA+	4.29	04/15/41	1,114,429	1,170,831
GNMA (4)	AA+	4.50	06/20/30	179,597	193,619
GNMA (4)	AA+	4.50	09/15/30	1,015,710	1,090,192
GNMA (4)	AA+	4.50	06/20/34	1,027,169	1,101,197
GNMA (4)	AA+	4.50	09/15/40	1,880,625	2,011,682
GNMA (4)	AA+	4.50	10/15/40	2,755,318	2,947,330
GNMA (4)	AA+	4.50	10/15/40	1,217,383	1,302,220
GNMA (4)	AA+	5.00	04/15/39	1,879,503	2,035,441
GNMA (4)	AA+	5.00	06/20/39	2,136,567	2,372,905
GNMA (4)	AA+	5.00	11/15/39	1,217,399	1,318,404
GNMA (4)	AA+	5.00	06/20/40	1,149,675	1,258,617
GNMA (4)	AA+	5.00	06/20/40	1,135,559	1,243,164
GNMA (4)	AA+	5.50	01/15/36	267,416	291,495
GNMA (4)	AA+	6.50	04/15/31	16,056	18,546
GNMA (4)	AA+	6.50	12/15/31	92,277	106,588
GNMA (4)	AA+	6.50	05/15/32	32,931	38,081
GNMA (4)	AA+	7.00	05/15/32	10,463	12,206
GNMA TBA (4)	AA+	4.50	02/20/20	1,449,648	1,506,318
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,675,788	1,891,755
					219,450,530
NON-MORTGAGE-BACKED OBLIGATIONS (2.1%)
FNMA	AA+	0.00	10/09/19	20,000,000	16,799,995

CORPORATE DEBT (61.1%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,182,262
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,065,580
Best Buy Co., Inc.	BB	7.25	07/15/13	500,000	500,625
Darden Restaurants, Inc.	BBB	4.50	10/15/21	3,500,000	3,529,134
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,652,772
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,070,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,245,048
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,228,572
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,950,856
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	212,463
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,521,143
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	814,070
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,622,051
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,968,444
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,008,842
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,052,737
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,203,850
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	3,888,940
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,203,304
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	964,481

Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,117,027
Staples, Inc.	BBB	4.38	01/12/23	3,700,000	3,586,854
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,056,920
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,053,322
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,253,830
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,810,928
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,040,000
					68,804,055
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	914,993
Avon Products, Inc.	BBB-	6.50	03/01/19	2,100,000	2,347,393
Beam, Inc.	BBB-	5.38	01/15/16	344,000	375,984
Cargill, Inc.†	A	5.00	11/15/13	500,000	507,701
ConAgra Foods, Inc.†	BBB-	4.95	08/15/20	1,500,000	1,611,620
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,280,964
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,060,804
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,424,323
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,410,921
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,116,998
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,944,359
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,843,763
					26,839,823
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,174,141
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,155,876
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,049,644
Energen Corp.	BBB	4.63	09/01/21	4,000,000	3,932,232
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,115,152
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,066,056
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,308,394
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,232,855
Murphy Oil Corp.	BBB	3.70	12/01/22	2,250,000	2,087,161
National Oilwell Varco, Inc.	A-	6.13	08/15/15	2,000,000	2,002,380
Noble Drilling Corp.	BBB+	7.50	03/15/19	2,000,000	2,310,186
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,127,428
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	2,927,739
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,164,726
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,623,395
					38,277,365
FINANCIALS (18.6%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,059,517
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,056,538
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,304,497
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,523,206
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,084,830
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	3,576,252
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,060,086
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,408,324
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,834,012
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,050,296
Boston Properties LP	A-	3.85	02/01/23	3,000,000	2,946,084
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,061,726
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,218,888
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,265,748
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,823,895
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,550,723
Genworth Financial, Inc.	BBB-	7.20	02/15/21	1,750,000	1,964,877
Genworth Financial, Inc.	BBB-	7.63	09/24/21	1,300,000	1,510,704
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,125,574
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	2,678,000	2,839,465
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,105,954

HCP, Inc.	BBB+	5.65	12/15/13	2,000,000	2,044,556
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,402,226
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	786,422
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	712,982
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,840,008
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,725,784
Hospitality Properties Trust	BBB-	5.00	08/15/22	3,425,000	3,417,808
HSBC Finance Corp.	A	3.23	11/10/13	100,000	100,314
HSBC Finance Corp.	A	3.40	10/10/13	70,000	69,474
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	3,925,092
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,278,182
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,717,770
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,062,577
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,294,690
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	3,000,000	3,236,601
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,006,528
Morgan Stanley	A-	2.88	01/24/14	1,000,000	1,010,390
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,084,694
National Retail Pptys., Inc.	BBB	3.30	04/15/23	1,000,000	903,741
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	2,857,656
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	2,000,000	2,250,000
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,349,029
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,084,375
ProLogis LP	BBB	6.63	05/15/18	3,000,000	3,453,000
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,050,942
Protective Life Secured Trust	AA-	2.76	12/10/14	124,000	125,829
Protective Life Secured Trust	AA-	2.91	10/10/14	53,000	53,790
Protective Life Secured Trust	AA-	3.01	08/10/14	21,000	21,211
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,053,539
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,152,134
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,329,018
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,486,893
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,057,834
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,214,614
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,797,630
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,109,434
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,165,750
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,676,138
Ventas Realty LP/Capital Corp.	BBB	3.25	08/15/22	500,000	464,145
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,151,638
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,123,186
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,820,140
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,057,545
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,083,728
					146,980,233
HEALTH CARE (5.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,309,568
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,245,820
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,795,458
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,023,553
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,973,125
CIGNA Corp.	A-	2.75	11/15/16	1,000,000	1,037,726
CIGNA Corp.	A-	5.38	03/15/17	2,000,000	2,206,198
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,382,406
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	1,910,478
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,042,852
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,095,503
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,085,887
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,162,800
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,219,560
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	980,753

Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,122,469
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,129,786
					42,723,942
INDUSTRIALS (5.5%)
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,185,038
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	2,000,000	2,030,000
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	3,000,000	3,021,738
Dun & Bradstreet Corp.	BBB	4.38	12/01/22	1,000,000	966,006
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,754,840
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,841,712
Harsco Corp.	BBB-	5.75	05/15/18	4,000,000	4,280,528
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,878,664
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,146,421
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,076,810
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,189,582
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,133,170
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,043,740
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,137,417
URS Corp.†	BBB-	5.00	04/01/22	4,000,000	4,127,576
					43,813,242
INFORMATION TECHNOLOGY (4.5%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	4,000,000	4,353,104
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,082,309
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,323,545
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	412,467
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,174,093
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,153,656
Fiserv, Inc.	BBB-	4.63	10/01/20	2,800,000	2,902,147
Fiserv, Inc.	BBB-	4.75	06/15/21	1,000,000	1,042,442
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,190,434
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,359,780
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,888,464
Tech Data Corp.	BBB-	3.75	09/21/17	3,000,000	3,047,577
Western Union Co.	BBB+	5.93	10/01/16	4,000,000	4,445,408
					35,375,426
MATERIALS (5.9%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,092,676
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,342,676
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,000,000	2,924,325
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	1,939,362
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,624,003
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	4,000,000	3,633,428
Geon Co.	BB+	7.50	12/15/15	3,750,000	4,106,250
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,830,124
Kinross Gold Corp.	NR	5.13	09/01/21	4,000,000	3,866,872
Lubrizol Corp.	AA	5.50	10/01/14	2,000,000	2,119,178
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,291,475
Methanex Corp.	BBB-	5.25	03/01/22	600,000	628,952
Newmont Mining Corp.	BBB+	3.50	03/15/22	4,000,000	3,422,940
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	1,961,694
Teck Resources Ltd.	BBB	3.75	02/01/23	1,000,000	918,784
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	2,983,692
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,170,000
					46,856,431
TELECOMMUNICATION SERVICES (1.1%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,293,136
American Tower Corp.	BB+	4.50	01/15/18	4,000,000	4,266,032
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,090,000
					8,649,168
UTILITIES (3.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	571,464

AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	2,500,000	1,900,000
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,290,163
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,591,977
Entergy Corp.	BBB-	5.13	09/15/20	500,000	524,387
Entergy New Orleans, Inc.	A-	5.25	08/01/13	1,075,000	1,078,047
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,000,111
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,186,831
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	1,017,624
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,100,162
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,218,478
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	3,936,520
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,819,214
					25,234,978
SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59	09/15/28	3,489,796	4,275,482

TOTAL LONG-TERM DEBT SECURITIES (Cost: $771,820,001) 98.9%					782,602,904

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.03	08/01/13	2,000,000	1,999,945
U.S. GOVERNMENT AGENCIES (0.2%)
FNMA	A-1+	0.04	07/24/13	1,800,000	1,799,950
COMMERCIAL PAPER (0.6%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/13	5,000,000	4,999,972
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,799,867) 1.1%					8,799,867

TEMPORARY CASH INVESTMENTS (2) (Cost: $224,300) 0.0% (3)					224,300

TOTAL INVESTMENTS (Cost: $780,844,168) 100.0%					791,627,071

OTHER NET ASSETS -0.0% (3)					(258,271)

NET ASSETS 100.0%					$791,368,800

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$7,749,680	0.6%
ALL AMERICA FUND	$349,985	0.1%
SMALL CAP VALUE FUND	$5,999,972	1.8%
SMALL CAP GROWTH FUND	$999,994	0.3%
MID CAP VALUE FUND	$2,399,797	3.7%
MID-CAP EQUITY INDEX FUND	$7,699,632	1.0%
COMPOSITE FUND	$729,640	0.4%
MONEY MARKET FUND	$42,798,133	49.3%
MID-TERM BOND FUND	$9,114,886	2.4%
BOND FUND	$27,868,091	3.5%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2013, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	448	E-mini S&P 500 Stock Index	P	September 2013	$35,824,320	$(366,919)	2.8%
ALL AMERICA FUND	52	E-mini S&P 500 Stock Index	P	September 2013	$4,158,180	$(100,679)	1.5%
MID-CAP EQUITY INDEX FUND	181	E-mini S&P MidCap 400 Stock Index	P	September 2013	$20,957,990	$(85,751)	2.8%

(a)    Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.15%.

(3)         Percentage is less than 0.05%.

(4)         U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                       Level 1 — quoted prices in active markets for identical securities.

•                       Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                       Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2013, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2013, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,255,748,859	—	—	$1,255,748,859
Short-Term Debt Securities	—	$35,748,115	—	$35,748,115
Temporary Cash Investments	—	$35,300	—	$35,300
	$1,255,748,859	$35,783,415	—	$1,291,532,274

All America Fund
Common Stock - Indexed	$139,204,897	—	—	$139,204,897
Common Stock - Active	$133,056,922	—	—	$133,056,922
Convertible Preferred Stock - Active	$130,918	—	—	$130,918
Short-Term Debt Securities - Indexed	—	$3,499,645	—	$3,499,645
Short-Term Debt Securities - Active	—	$2,149,884	—	$2,149,884
Temporary Cash Investments	—	$1,564,300	—	$1,564,300
	$272,392,737	$7,213,829	—	$279,606,566

Small Cap Value Fund
Common Stock	$309,732,927	—	—	$309,732,927
Convertible Preferred Stock	$1,001,899	—	—	$1,001,899
Short-Term Debt Securities	—	$18,698,366	—	$18,698,366
	$310,734,826	$18,698,366	—	$329,433,192

Small Cap Growth Fund
Common Stock	$320,306,435	—	—	$320,306,435
Short-Term Debt Securities	—	$4,999,826	—	$4,999,826
	$320,306,435	$4,999,826	—	$325,306,261

Mid Cap Value Fund
Common Stock	$62,243,681	—	—	$62,243,681
Short-Term Debt Securities	—	$3,399,758	—	$3,399,758
	$62,243,681	$3,399,758	—	$65,643,439

Mid-Cap Equity Index Fund
Common Stock	$731,283,892	—	—	$731,283,892
Short-Term Debt Securities	—	$21,748,926	—	$21,748,926
Temporary Cash Investments	—	$500,000	—	$500,000
	$731,283,892	$22,248,926	—	$753,532,818

International Fund
Common Stock	$127,730,779	—	—	$127,730,779
Short-Term Debt Securities	—	$1,999,987	—	$1,999,987
	$127,730,779	$1,999,987	—	$129,730,766

Composite Fund
Common Stock	$103,890,084	—	—	$103,890,084
U.S. Government Debt	—	$9,726,577	—	$9,726,577
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,401,503	—	$21,401,503
Corporate Long-Term Debt	—	$32,045,296	—	$32,045,296
Short-Term Debt Securities	—	$4,999,423	—	$4,999,423
Temporary Cash Investments	—	$3,211,500	—	$3,211,500
	$103,890,084	$71,384,299	—	$175,274,383

Retirement Income Fund
Common Stock	$34,287,661	—	—	$34,287,661

2010 Retirement Fund
Common Stock	$22,290,204	—	—	$22,290,204

2015 Retirement Fund
Common Stock	$120,978,049	—	—	$120,978,049

2020 Retirement Fund
Common Stock	$199,121,591	—	—	$199,121,591

2025 Retirement Fund
Common Stock	$198,366,811	—	—	$198,366,811

2030 Retirement Fund
Common Stock	$162,866,138	—	—	$162,866,138

2035 Retirement Fund
Common Stock	$132,188,433	—	—	$132,188,433

2040 Retirement Fund
Common Stock	$115,278,303	—	—	$115,278,303

2045 Retirement Fund
Common Stock	$146,941,722	—	—	$146,941,722

2050 Retirement Fund
Common Stock	$8,035,347	—	—	$8,035,347

Conservative Allocation Fund
Common Stock	$91,768,742	—	—	$91,768,742

Moderate Allocation Fund
Common Stock	$250,977,756	—	—	$250,977,756

Aggressive Allocation Fund
Common Stock	$208,341,168	—	—	$208,341,168

Money Market Fund
U.S. Government Debt	—	$7,999,689	—	$7,999,689
U.S. Government Agency Short-Term Debt	—	$26,201,012	—	$26,201,012
Commercial Paper	—	$51,997,536	—	$51,997,536
Temporary Cash Investments	—	$633,300	—	$633,300
	—	$86,831,537	—	$86,831,537

Mid-Term Bond Fund
U.S. Government Debt	—	$141,296,304	—	$141,296,304
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$20,894	—	$20,894
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$42,215,744	—	$42,215,744
Corporate Debt	—	$198,030,809	—	$198,030,809
Short-Term Debt	—	$999,985	—	$999,985
Temporary Cash Investments	—	$47,200	—	$47,200
	—	$382,610,936	—	$382,610,936

Bond Fund
U.S. Government Debt	—	$58,522,234	—	$58,522,234
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$219,450,530	—	$219,450,530
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$16,799,995	—	$16,799,995
Long-Term Corporate Debt	—	$483,554,663	—	$483,554,663
Sovereign Debt	—	$4,275,482	—	$4,275,482
Short-Term Debt	—	$8,799,867	—	$8,799,867
Temporary Cash Investments	—	$224,300	—	$224,300
	—	$791,627,071	—	$791,627,071

Other Financial Instruments:*
Equity Index Fund	$(366,919)	—	—	$(366,919)
All America Fund	$(100,679)	—	—	$(100,679)
Mid-Cap Equity Index Fund	$(85,751)	—	—	$(85,751)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six months ended June 30, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2013 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$408,952,737	$68,828,976	$73,630,432	$72,764,050	$13,890,492
Unrealized Depreciation	(42,249,313)	(14,486,258)	(12,655,427)	(7,848,784)	(2,574,203)
Net	$366,703,424	$54,342,718	$60,975,005	$64,915,266	$11,316,289
Cost of Investments	$924,828,850	$225,263,848	$268,458,187	$260,390,995	$54,327,150

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$194,134,056	$7,063,908	$30,653,291	$1,458,185	$1,661,799
Unrealized Depreciation	(26,698,503)	(2,011,872)	(4,077,829)	(557,028)	(197,662)
Net	$167,435,553	$5,052,036	$26,575,462	$901,157	$1,464,137
Cost of Investments	$586,097,265	$124,678,730	$148,698,921	$33,386,504	$20,826,067

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$12,473,514	$23,995,289	$27,200,946	$25,140,245	$21,857,681
Unrealized Depreciation	(1,613,712)	(2,133,063)	(1,371,711)	(1,059,002)	(811,408)
Net	$10,859,802	$21,862,226	$25,829,235	$24,081,243	$21,046,273
Cost of Investments	$110,118,247	$177,259,365	$172,537,576	$138,784,895	$111,142,160

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$19,900,607	$24,866,744	$288,511	$5,441,360	$37,728,619
Unrealized Depreciation	(465,612)	(506,947)	(25,303)	(875,749)	(7,474,178)
Net	$19,434,995	$24,359,797	$263,208	$4,565,611	$30,254,441
Cost of Investments	$95,843,308	$122,581,925	$7,772,139	$87,203,131	$220,723,315

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$40,682,861	$366	$14,474,099	$25,586,908
Unrealized Depreciation	(4,665,181)	0	(4,847,284)	(14,804,005)
Net	$36,017,680	$366	$9,626,815	$10,782,903
Cost of Investments	$172,323,488	$86,831,171	$372,984,121	$780,844,168

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)               The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)               The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 5, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 5, 2013